Citigroup Mortgage Loan Trust 2023-RP2 ABS-15G

Exhibit 99.2 - Schedule 3a

Loan Level Exception - Disposition (Loan Grades)
																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	20000004	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	No fraud report provided. Not provided.	REVIEWER - GENERAL COMMENT (2019-02-22): The loan file is missing a copy of the Fraud Report.	1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: The "Available Through" date should be XXXX XX, XXXX. Lender is counting Holiday (Martin Luther King Jr) in their calculations.		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000005	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000006	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Final TIL disclosed amount of taxes and insurance including any mortgage insurance of $517.42, however, verified amount is $XXX.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Final TIL disclosed total payment amount of $1,822.98, however, verified amount is $XXXX.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000007	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided			1				1							-	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000008	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Fraud Report not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether property taxes are included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: 1st page of CD discloses Other-City taxes being paid versus county taxes which is causing discrepancy
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000009	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX [3] Appraisal Documentation - Missing Document: Appraisal not provided	The credit report was 129 days of age at closing.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)
[2] Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate XX/XX/XXXX received on or after the date the Closing DisclosureXX/XX/XXXX 12:00:00 AM was received. (InterXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Duplicate exception
LE issuedXX/XX/XXXXs not signed or dated when received by borrower. Default date used.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure was not issued until closing	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Revised Loan Estimate Received Date >  Closing Disclosure Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000010	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided			1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Missing evidence that the borrower was provided the affiliated business arrangement disclosure within 3 business days of application		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000011	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Fraud report not required.		1				1							-	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000012	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only [3] Appraisal Documentation - Missing Document: Appraisal not provided	VOEs in file doc #XXXX and #XXXX are blank.	1	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $29,446.56 is underdisclosed from calculated Finance Charge of $29,727.48 in the amount of $280.92.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Origination Fee of $995 and Prepaid Interest of $102.41 were not included in the Finance Charge calculation. Lender calculations used an Origination Fee of $733.51 and Prepaid Interest of $83.79. Lender to please update the file.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Disbursement date confirmed on TIL.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000015	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 4.XX% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or XX%).
[2] Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on XX/XX/XXXX disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,350.74 exceeds tolerance of $3,933.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX%
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No evidence of timely delivery was provided.
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Points and Fees > 3%
Federal Compliance - TRID Final Closing Disclosure Closing Date: Closing documents were executed onXX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: The number of months for insurance under prepaids is not accurate, shows 12 months instead of 3.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Lender provided $417.48 credit at closing.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - TRID Final Closing Disclosure Closing Date: TILA - 1yr affirmative

Federal Compliance - TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	10.20 months reserves > 3 months guideline minimum - borrowers have verified reserves of $XXXX.

XX% DTI on this Full Income documentation loan < 50% guideline max - 22.XX% below program guideline maximum

																									70% LTV < 80 guideline max - $XXXX more equity than required by program guidelines		FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000020	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:SecondaXX/XX/XXXX)
																					[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 11,490.36 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There was no actual appraisal to provide. Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: Unable to determine source of lender's total $957.53 assessments monthly, HOA was $283.17, hazard was $125.17, tax was $604.36 monthly.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000022	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided			1				2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.	Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: The final Good Faith Estimate disclosed Line 1101 fees totaling $787; however, the actual amount of fees charged on line 1101 of the final HUD-1 Settlement Statement was $1,130. The difference of $299.50 exceeded the maximum allowable 10% tolerance; however, the lender provided a credit of $207.20 on the final HUD-1, which cured the violation.		Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000026	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification	Missing tax verification for borrower's primary residence at XXXX. Also missing evidence primary residence is owned free and clear, as the evidence of insurance still reflects mortgagee is XXXX. The final 1003 does not reflect a mortgage payment on the Schedule of REO. If not owned free and clear, please provide a copy of the mortgage statement.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000027	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,255.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,300.00. (9300)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credits was last disclosed as -$3,300.00 on LE but disclosed as -$3,255.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard copy in file is dated from closing date of XX/XX/XXXX.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000028	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX Lease Agreement			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000031	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: Evelyn Reavis W-2 (2016) [2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000032	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower:XXXX			1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,772.88 exceeds tolerance of $1,739.00. Insufficient or no cure was provided to the borrower. (XXX0)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point Fee disclosed as $1739 on LE dated XX/XX/XXXX, but disclosed as $1772.88 on Final Closing Disclosure. No COC provided nor cure to borrower.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000033	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: Initial payment on the final GFE of XX/XX/XXXX P& I including MI amount of 999.48 does not match the actual P&I $922.88 plus MI 96.93.		Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000034	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan ofXX% is in excess of the allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $17,375.12 on a Federal Total Loan Amount of$XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XX%).
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Points and Fees on subject loan ofXX% is in excess of the allowable maximum
Federal Compliance - QM Points and Fees: Points and Fees on subject loan ofXX% is in excess of the allowable maximum.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier receipt not provided.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000035	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000036	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX Third Party Verification [3] Income Documentation - Income documentation requirements not met. [3] Application / Processing - Missing Document: Fraud Report not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement, Tax Verification	VVOE not provided.		1				3	[3] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXXX/XXXX/Schedule C)	Federal Compliance - Income Data was not provided: Third party verification not provided.					TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000037	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,410.95 exceeds tolerance of $1,458.00. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000038	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX			1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,555.94 is underdisclosed from calculated Finance Charge of $40,621.75 in the amount of $65.81.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $65.50 Subordination Recording Fee as a Prepaid Finance Charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000039	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000040	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided	1	3	[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Originator company not found on NMLS data base.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Verified date provided was not within 3 business days of application.	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000041	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Large deposits were not sourced and/or letter of explanation was not provided.	Borrower shows a large deposit on XX/XX/XXXX of $XXXX that is not sourced. Please provide the source of these funds.	1	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,824.72 is underdisclosed from calculated Finance Charge of $132,841.72 in the amount of $1,017.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: HUD says "final" but is not signed or stamped by title company
Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Company NMLS number does not match name of company.  Name comes up as same name but address is in XXXX, WA.  This should have been verified before closing the loan.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance Charge disclosed is $131,824.72.  Calculated finance charge is $136,160.92.  Under disclosed by $1017. Fees included in prepaid finance charges equal $1482.62.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: A copy of list is in file but no transmittal letter or date provided	Federal Compliance - TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.		Yes	TR HUD Deficiency	C	C	C	C	C	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000042	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	3	[3] General - Missing Document: Source of Funds/Deposit not provided [3] General - Missing Document: Source of Funds/Deposit not provided	Gift donor source document not provided. EMD source document not provided.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan ofXX% is in excess of the allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $11,761.02 on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or XX%).
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Designation does not match due to points and fees exceeding threshold
Federal Compliance - QM Points and Fees: Points and fees exceed maximum allowable.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The discrepancy is due to the Mortgage Insurance amount of $237.85 being included in finance charges
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The discrepancy is due to the Mortgage Insurance amount of $237.85 being included in calculation	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000043	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Eligibility - PMI Error (Non-Borrower Paid):: Non-Borrower paid Calculated PMI initial premium amount of $11,970.00 does not match the mortgage insurance premium collected on the HUD-1 of	Lender paid MI premium was not disclosed on the Final HUD.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000044	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000045	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	N/A	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Total cash-out discrepancy.: HUD-1 total cash-out of $XXXX is greater than AUS total cash-out of $XXXX.
[3] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Insurance Analysis - Flood Insurance Policy expires within 90 days of the Note Date.: Flood Insurance Policy Expiration Date XX/XX/XXXX; Note Date XX/XX/XXXX
													[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	Loan was approved at XX% with payoffs of multiple revolving accounts. Reviser figures in DU and re-run but due to DTI will probably not be approved. Mssing		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000046	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000047	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000048	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,286.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,037.64  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,232.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $540.00 exceeds tolerance of $500.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit decreased without valid changed circumstance or sufficient cure. Please provide corrected cd with cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased without valid changed circumstance or sufficient cure. Please provide corrected cd with cure.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000049	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet was provided to applicant on XX/XX/XXXX; date of application is XX/XX/XXXX		Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000050	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX	1	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000051	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file. [3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing VVOE per Manual Refi Plus requirement.		1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).	Miscellaneous Compliance - (Doc Error) Initial GFE not provided: File is missing GFE. Federal Compliance - RESPA - Initial GFE Missing: File is missing GFE's.		Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000052	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX [2] Application / Processing - 1003 Error: XXXX Source Documentation was not provided: Borrower: XXXX	Borrower marked "Permanent resident alien" on the 1003 but copy of valid Green Card was not provided.		1				2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: The loan amount disclosed on the final GFE $XXXX does not match the loan amount disclosed on the Note $XXXX. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: The initial payment on the final GFE $863.61 does not match the actual payment $850.37 on the loan.		Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000053	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XXXX.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX Balance Sheet, Business License, P&L Statement, Paystubs, VVOE - Employment Only, W-2 (2017)
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: AUS not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: purchase Agreement / Sales Contract not provided
													[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: <empty>	Missing asset documentation No assets documentation provided. The 1008 shows $XXXX in verified assets. Missing AUS, income & asset documentation. No assets documentation provided. The 1008 shows $XXXX in verified assets. Missing income and employment documentation Missing Income documentation Missing approve/eligible AUS listed on the 1008. Employment verification was not provided in the loan file.		1				1							-	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000054	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Statement Statement	File is missing Mortgage Statement.		1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000056	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax. Fee Amount of $182.41 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (77239)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Release(s).  Fee Amount of $XXX.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (77182)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,057.00 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Title - Services Sales Tax on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Title - Release(s) Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Transfer Tax Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000057	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower:XXXX, Credit Report: Original // Borrower: XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000058	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000059	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000060	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000061	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000062	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.
[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The calculated cash from the borrower is $XXXX however the account verification documents received in file reflect total assets of $XXXX. The Mortgage Insurance Certificate is missing from the loan file. The verification of employment for the Borrower was not provided within 10 business days of the Note for Borrower.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,552.36 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1883020)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1883019)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,462.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: The property costs over year 1 on the Final CD reflect $3,522,36 However, the total verified cost for borrowers taxes, ($3,848.28) and Insurance, (184.00) totals $XXX2.28 annually, $336.02 monthly.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The Escrow payment reflecting on the Final CD is $236.94. The  tax certificate reflects annual taxes in the amount of $3,848.28 which is $320.69 monthly plus addition of monthly home owners insurance.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: The property costs over year 1 on the Final CD reflect $3,522,36 However, the total verified cost for borrowers taxes, ($3,848.28) and Insurance, (184.00) totals $XXX2.28 annually, $336.02 monthly.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The transfer tax fee increased to $1,462.00 on the final CD. A valid change of circumstance nor evidence of  cure was provided to borrower at closing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The right to receivecopy of appraisal is missing from the loan file. An appraisal waiver has not been received in the loan file.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000063	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of  exceeds Guideline total debt ratio of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Number of units discrepancy.: Appraisal number of units of  does not match Guideline number of units of 1.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 6.00.
[3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of  is less than Guideline representative FICO score of XXX.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX, Borrower: XXXX 1040 (2017), 4506-T (2017), CPA Letter, P&L Statement
1040 (2017), 4506-T (2017), CPA Letter, P&L Statement
[3] Income Documentation - Income documentation requirements not met.
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: AUS not provided
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: purchase Agreement / Sales Contract not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX
[3] Credit Documentation - purchase contract date not provided.
[3] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing asset documentation.
Missing AUS, approval and 1008 as well as all income, employment, asset and credit documentation.
Missing asset documentation.
Missing all income and employment documentation.
Unable to calculate dti due to missing income documentation.
No evidence of Appraisal found in file.
Missing asset documentation.
Missing credit report.
Missing all income and employment documentation.
Missing all income and employment documentation.
No evidence of Sales Contract found in file.
Missing all income and employment documentation.
Missing all income and employment documentation.
Missing all income and employment documentation.	1	3	[3] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXXX//Wages)
[3] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXXX/XXXX/Schedule C)
[3] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXXX/XXXX/Schedule C)
[2] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Income Data was not provided: Missing all income documentation.
Federal Compliance - Income Data was not provided: Missing all income documentation.
																						Federal Compliance - Property Type Not Provided: Missing appraisal.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000064	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided	1	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR ofXX% is underdisclosed from calculated APR ofXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $22,755.97 is underdisclosed from calculated Finance Charge of $23,457.46 in the amount of $701.49.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000065	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Title / Lien Defect - Final Title Policy is missing. No evidence of title in file.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX, Borrower: XXXX 4506-T (2017), 4506-T (2018), Deposit Receipt, Divorce Decree
4506-T (2017), 4506-T (2018), VVOE - Employment Only, WVOE - Includes Income
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: AUS not provided
[3] Miscellaneous - Missing Document: Credit Letter of Explanation (LOE) not provided
[3] Application / Processing - Missing Document: Flood Certificate not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[3] Application / Processing - Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided
[3] Application / Processing - Missing Document: Missing Final 1003
[3] Application / Processing - Missing Document: purchase Agreement / Sales Contract not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Insurance Verification, Tax Verification
Lease Agreement, Statement
[3] Income Documentation - Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	AUS missing from loan file. No income documents found in loan file.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000066	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000067	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower. (75103)		REVIEWER - CURED COMMENT (2022-04-15): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000068	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of  is less than Guideline PITIA months reserves of 6.00.
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX 4506-T (2016), 4506-T (2017), Paystubs, VVOE - Employment Only, W-2 (2017)
[3] Income Documentation - Income documentation requirements not met.
[3] General - Missing Document: Account Statements - Personal not provided
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Divorce Decree / Child Support not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1008, Approval and AUS are missing from the file. Missing asset documents for retirement assets of $XXXX shown on the latest dated 1003.
1008, Approval and AUS are missing from the file. Missing asset documents for retirement assets of $XXXX shown on the latest dated 1003.
1008, Approval and AUS are missing from the file. Missing asset documents for retirement assets of $XXXX shown on the latest dated 1003.
1008, Approval and AUS are missing from the file. Missing income paystub, VVOE, prior year W-2 and 4506T for income of $XXXX shown on the 1003 for  XXXX.
1008, Approval and AUS are missing from the file. Missing income documents for income of $XXXX shown on the 1003 for  XXXX.
1008, Approval and AUS are missing from the file. Missing asset documents for retirement assets of $XXXX shown on the latest dated 1003.
Missing documents for Alimony/Child Support of $XXX shown on the 1003.
1008, Approval and AUS are missing from the file. Missing VVOE for income of $XXXX shown on the 1003 for XXXX.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentation not provided in the file to confirm borrowers receipt of the appraisal. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive a Copy disclosure was not located in the file to show confirmation that it was provided to the applicant within three (3) business days of application.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000069	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $194.12 exceeds tolerance of $183.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,925.87 exceeds tolerance of $3,260.00. Insufficient or no cure was provided to the borrower. (XXX0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial/final Closing Disclosure is datedXX/XX/XXXXhich is less than 3 business days prior toXX/XX/XXXXlosing date.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Taxes were disclosed as $183 on the Loan Estimate but disclosed as $194.12 on the final Closing Disclosure datedXX/XX/XXXXith no valid changed circumstance or evidence of cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points were disclosed as $3260 on the Loan Estimate but disclosed as $4925.87 on the final Closing Disclosure datedXX/XX/XXXXith no valid changed circumstance or evidence of cure provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000070	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX018)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Reinspection Fee was not disclosed on the loan estimate, but was disclosed as $150.00 on the final CD. The file does not contain a valid COC for this fee, nor evidence of cure at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000071	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	3	3	[3] Asset Documentation - Asset documentation requirements not met.
[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXXX, Borrower: XXXX 4506-T (2016), 4506-T (2017), Business License, Paystubs, VVOE - Employment Only, W-2 (2016), W-2 (2017)
4506-T (2016), 4506-T (2017), Paystubs, VVOE - Employment Only, W-2 (2016), W-2 (2017)
[3] Income Documentation - Income documentation requirements not met.
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: AUS not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Application / Processing - Missing Document: purchase Agreement / Sales Contract not provided
[3] Income Documentation - REO Documents are missing.: Address: XXXX Lease Agreement
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: XX, Credit Report: Original // Public Record Type: Charge-offs / Balance: XX	Asset documentation requirements not met. DTI exceeds AUS maximum. File is missing final AUS, final 1008 showing AUS approved used for the review. Income documents missing. Lease agreement document is missing on file	1	3	[3] Federal Compliance - Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXXX/XXXX/Wages)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000072	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000073	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX	AUS close on before XX/XX/XXXX.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $1,054.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-527.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Release Tracking Fee.  Fee Amount of $XXX.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75216)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $75.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75215)
[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  File does not contain evidence that broker performed an analysis of borrower’s ability to repay based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit previously disclosed in the amount of $-527.00
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid cure provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid cure provided
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Homeownership Counseling was not provided within three business days of application.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000074	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acknowledgement of receipt of appraisal not on file.					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000075	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000076	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID)
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not provided.
Federal Compliance - TRID Loan Estimate Timing: LE issued onXX/XX/XXXX has TBD listed as address and was not considered in testing. There is not evidence provided in the file as to when the property was identified to be able to change application date.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000077	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 3,576.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $55.50 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Lender used $298/month for HOA dues, appraisal reflects $398/month.	REVIEWER - CURED COMMENT (2022-04-18): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000078	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000079	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $58.61 exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 733.26 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC for increased on Credit Report Fee on XX/XX/XXXX was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: Final CD reflects annual HOA fee of $733.26; however, the appraisal shows correct annual HOA fee of $400.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000080	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,902.00 exceeds tolerance of $3,872.00. Insufficient or no cure was provided to the borrower. (7200)
																					[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no COC in file for the $30 increase in discount points on the final CD. The loan amount went from $XXXX to $XXXX but there is no COC in file for this increase.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000081	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The Hazard Insurance was not escrowed, but page 4 of the final CD reflects $0 for Non Escrowed Property Costs over Year 1, but insurance in the amount of $1,282.40 should have been disclosed.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000082	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: The Initial Escrow deposit reflects an initial deposit of $175.61 however, the initial escrow payment disclosed on page two of the closing disclosure due to the aggregate adjustment.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000083	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $698.07 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Closing Disclosure issued XX/XX/XXXXas not provided to the borrower at least 3 business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points collected at closing in the amount of $698.07 was not disclosed on the Loan Estimate and no cure was provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000084	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX Third Party Verification [3] Application / Processing - Missing Document: Fraud Report not provided [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX	Missing third party verification for XXXX.		1				3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,475.88 is underdisclosed from calculated Finance Charge of $59,889.78 in the amount of $413.90.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000085	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Document Error - Borrower(s) is not a U.S. XXXXzen, and the guideline required documentation was not provided.: Borrower: XXXX
[3] Application / Processing - Missing Document: Approval not provided
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] General - Missing Document: Verification of Non-US XXXX Status not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX
[2] Application / Processing - 1003 Error: XXXX Source Documentation  was not provided: Borrower: XXXX
													[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXXX, Credit Report: Original // Public Record Type: Charge-offs / Balance: XXXX, Credit Report: Original // Public Record Type: Charge-offs / Balance: XXXX, Credit Report: Original // Public Record Type: Collections / Balance: XXXX, Credit Report: Original // Public Record Type: Collections / Balance: XXXX, Credit Report: Original // Public Record Type: Collections / Balance: XXXX			1				2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.			State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000086	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [3] Application / Processing - Missing Document: Fraud Report not provided			1				2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000087	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,535.24 exceeds tolerance of $4,300.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points disclosed as $4300 on LE dated XX/XX/XXXX, but disclosed as $5,535.24 on Final Closing Disclosure. No valid COC or cure provided.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000088	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Fraud Report not provided [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXX.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $52,009.06 is underdisclosed from calculated Finance Charge of $52,194.56 in the amount of $185.50.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed does not break down lender credit
Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: Due to PMI increase on final HUD	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000089	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX			1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000090	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Fraud Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $241,478.71 is underdisclosed from calculated Finance Charge of $241,882.61 in the amount of $XXX.90.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Settlement Fee of $400 and Flood Certification Fee of $3.90 not disclosed on Itemization of Amount Financed
Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: Final GFE issued on XX/XX/XX	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000091	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	2	[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: XXXX, Credit Report: Original // Public Record Type: Collections / Balance: XXXX	Accounts were omitted on AUS and no proof was provided for omission.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.79% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon 2nd issue	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	B	B	B	B	B	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000092	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1					Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000093	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.XX% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Water fall condition due to 2nd lien DTI issue.
Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML can be closed if no other EV3 exceptions exist.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: 64.03 was paid by lender, initial escrow amount is 375.35.	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000094	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.71% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Loan Designation Match - QM: Waterfall issue from DTI issue due to qualification using balloon payment 2nd lien	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000095	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.73% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon exception.
Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open, no action required.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Missing evidence of receipt of XX/XX/XXXXppraisal report.	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000096	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The Appraisal Acknowledgment indicates the Appraisal was delivered XX/XX/XXXX. The Appraisal was not signed until XX/XX/XXXX.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000097	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.79% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $176.00 exceeds tolerance of $XXXX plus 10% or $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/2nd lien payment issue.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $176.00 due to addition of Recording fees. No valid COC provided, cure provided at closing.	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - CURED COMMENT (2022-09-14): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000098	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,982.03 exceeds tolerance of $745.51. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total number of payments understated by $500.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased onXX/XX/XXXXinal Closing Disclosure, however the increase occurredXX/XX/XXXXore than 3 days prior to disclosure.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000099	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	PLEASE OVERRIDE - file contains full WVOE - nothing further needed for AUS	SELLER - GENERAL COMMENT (2022-11-16): Seller requests buyer review: Unable to clear	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.72% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7723)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon exception.
Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open, no action required.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A survey fee of $375 was added on the XX/XX/XXXXD. File did not contain a valid COC for the added fee or evidence of a cure.	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000100	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000101	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.80% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Loan Designation Match - QM: waterfalls due to 2nd lien DPA being qualified using maximum ie balloon payment.	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000102	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000103	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000104	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.72% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for General Counsel Fee. Fee Amount of $75.00 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (75239)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon exception.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Counseling Fee added on XX/XX/XXXX LE with no valid change evident. No cure on CD was evident for any tolerance violations.	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000105	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.71% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon exception. Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open, no action required.	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000106	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,025.00 exceeds tolerance of $1,875.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $95.75 exceeds tolerance of $88.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A fee increased on the CD dated XX/XX/XXXX. A cure was given to the borrower on final CD. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A fee increased on the CD dated XX/XX/XXXX. A cure was given to the borrower on final CD.	REVIEWER - CURED COMMENT (2022-09-15): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-09-15): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000107	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000108	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX		SELLER - GENERAL COMMENT (2022-11-11): Seller requests buyer review: Agree with exception	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000109	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The borrower did not sign an acknowledgment that a copy of the appraisal was provided at closing.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000110	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR 3.57% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Waterfall exception due to HPML.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal was provided to Borrower on XX/XX/XXXX, however Appraisal report date is XX/XX/XXXX.	REVIEWER - GENERAL COMMENT (2023-05-16): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - GENERAL COMMENT (2023-05-16): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.57% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000111	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] General - Flood Certificate Subject Address does not match Note address.	Zip Code on flood cert of XXXXX does not match note zip code of XXXXX.	SELLER - GENERAL COMMENT (2022-11-11): Seller requests buyer review: Agree with exception	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000112	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Missing signature from borrower.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000113	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 4.34% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI issue. Restated designation as Temp HPML may be required.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000114	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000115	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1	1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $120.00 exceeds tolerance of $80.00 plus 10% or $88.00. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,521.90 exceeds tolerance of $2,521.00. Sufficient or excess cure was provided to the borrower at Closing. (7200)		REVIEWER - CURED COMMENT (2022-09-15): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-09-15): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000116	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000117	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 4.21% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon exception.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000118	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - The Flood Insurance Policy effective date is after the Note Date.: Flood Insurance Policy Effective Date XX/XX/XXXX, Note Date XX/XX/XXXX		SELLER - GENERAL COMMENT (2022-11-11): Seller requests buyer review: Agree with finding	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: The flood insurance was included in the “Other” section page 1 of the CD.		Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. Property inspected post disaster but pre-FEMA declaration of disaster end date. Property inspected post disaster but pre-FEMA declaration of disaster end date. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score is above XXX.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000119	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Title company stated that an appraisal was given to the borrower prior to the closing date, however no documentation in file shows the date that it was given to borrower.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000120	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 4.21% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM does not match current designation and may need to be restated for HPML.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence of receipt ofXX/XX/XXXX appraisal.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000121	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000122	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $2,977.09 may be required.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no Initial CD provided to borrowers prior to closing in the loan file.
Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: There is no Loan Estimates provided to borrowers within 3 days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: There is no evidence of List of Homeownership Counseling Organizations to borrower in the loan file.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: There is no loan estimate or Right to receive copy of appraisal provided to borrowers within 3 days of loan application date in the loan file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000123	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%%.	Dual DTI issues, borrower base income of $XXXX is not supported as borrower does not have stated salary, variable income 2 years plus YTD average is only $XXXX, 2nd issue due to qualification using balloon as payment for 2nd lien. The borrower should be qualified based on both the special rules for interest only and balloon loans under 1026.43(c)(5)(ii). The I/O payment calculated under the special rule (balloon payment) was used for DTI considerations.	REVIEWER - GENERAL COMMENT (2022-11-03): Exception Explanation Updated from: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%%.
SELLER - GENERAL COMMENT (2022-11-11): UW used YTD + 2Y W2 = $XXXX (YTD $XXXX, 2018 - 70211.27,  2017 - $XXXX) plus bonus of $XXXX. Total income of $XXXX.
SELLER - GENERAL COMMENT (2022-11-11): The 2nd lien for this transaction is a community 2nd loan as defined by FNMA. The loan meets the eligibility and payment requirements by FNMA. Please provide evidence that the XXXX requires that community 2nd liens must follow 1026.43(c)(5)(ii)
SELLER - GENERAL COMMENT (2022-11-11): Income Worksheet
REVIEWER - GENERAL COMMENT (2022-11-14): Lender provided income worksheet with total income of $XXXX, which is less than AUS approval in file and results in DTI exception still.
															SELLER - GENERAL COMMENT (2022-11-16): Seller requests buyer review: Nothing more we can provide.	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000124	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $645.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2022-09-14): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000125	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided	SELLER - GENERAL COMMENT (2022-11-14): Tax Cert / Info
SELLER - GENERAL COMMENT (2022-11-14): XXXX tax info
SELLER - GENERAL COMMENT (2022-11-14): Tax Info
REVIEWER - GENERAL COMMENT (2022-11-15): The tax certs provided are the same as what was in file at time of review and do not provide a dollar amount for the taxes at the time the loan was closed.  Condition remains open for either a tax cert or other documentation from the county indicating what taxes were at the time the loan was completed.
SELLER - GENERAL COMMENT (2022-11-16): This request is irrelevant because the tax info would be based off of the current assessment. The loan has gone through an escrow analysis and current calculations provide a better assessment.
SELLER - GENERAL COMMENT (2022-11-16): Seller requests buyer review: XXXX, please consider this as a waiver.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 4.03% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/2nd lien payment issue.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal was provided to Borrower on XX/XX/XXXX and Appraisal Report date is XX/XX/XXXX.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000126	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Current coverage is insufficient by $XXXX. File did not contain a replacement cost estimate for further review.	SELLER - GENERAL COMMENT (2022-11-14): Hzd Insurance with Replacement Cost REVIEWER - GENERAL COMMENT (2022-11-15): The coverage as reflected on the HOI cert has been taken into account and is not sufficient. If a replacement cost estimator can be provided further analysis can be done. Condition remains open. SELLER - GENERAL COMMENT (2022-11-16): Seller requests buyer review: Have provided current policy reflecting replacement cost guaranteed. Nothing else we can provide. Please waive	1				1							-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000127	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 4.10% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI and HPML, restated lender designation may be required. Edit 11.15.22 DTI resolved DTI, restated lender designation is required.
Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML ,may remain open.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	The representative FICO score is above XXX.		TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000128	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 4.03% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $450.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7517)	Federal Compliance - Check Loan Designation Match - QM: Waterfall exception due to DTI issue using balloon payment for qualification. Update 11.15.22 loan is HPML and needs to have QM designation restated to match.
Federal Compliance - Federal HPML 2014 Compliant: APR on loan exceeds the Higher Priced Mortgage loan limit of 5.732% of 5.748%.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - CURED COMMENT (2022-09-20): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000129	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The Affiliate Business Disclosure was signed at closing XX/XX/XXXX.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000130	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification	The property on XXXX is missing documentation for Insurance expenses.	SELLER - GENERAL COMMENT (2022-11-11): Please waive - no impact to DTI. REVIEWER - GENERAL COMMENT (2022-11-14): Based on moderate income and high DTI, if reo expense comes in high it could effect DTI. SELLER - GENERAL COMMENT (2022-11-16): Seller requests buyer review: Nothing else to provide	1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 385.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The Appraisal does not disclose any HOA fees.		Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000131	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Missing evidence of receipt ofXX/XX/XXXXppraisal report.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000132	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)		REVIEWER - CURED COMMENT (2022-09-15): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000133	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $33.71 exceeds tolerance of $33.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $101.50 exceeds tolerance of $87.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Verified date of signature report on original appraisal report is XX/XX/XXXX, The 442 completion report was completed on XX/XX/XXXX.	REVIEWER - CURED COMMENT (2022-09-19): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2022-09-19): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000134	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.80% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $475.00 exceeds tolerance of $339.00 plus 10% or $372.90. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Loan Designation Match - QM: Waterfall exception due to DTI issue due to qualification using balloon payment 2nd lien.
Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open, no action required.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - CURED COMMENT (2022-09-16): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000135	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000136	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage is short $XXXX based on 80% of appraisal cost estimate, no replacement cost estimate from insurer was evident.	REVIEWER - GENERAL COMMENT (2022-11-11): The HOI information provided is the current day coverage which cannot be used to clear a finding relative to 2019 values/coverage. Condition remains open. SELLER - GENERAL COMMENT (2022-11-11): Seller requests buyer review: Cannot provide HOI docs from 2019. Current coverage is sufficient. Please waive.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.XX% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon exception. Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open, no action required.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000137	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	DTI increase due to overstated income, borrower should be qualified on 38 hours weekly per VOE.	REVIEWER - GENERAL COMMENT (2022-11-04): Exception Explanation Updated from: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
SELLER - GENERAL COMMENT (2022-11-11): Please clarify - the VOE reflects the borrower works 40hr per week.
REVIEWER - GENERAL COMMENT (2022-11-14): PerXX/XX/XXXXOE from employer, borrower is guaranteed 38 hours per week.  PerXX/XX/XXXXTD income supported less than 38 hour weekly average at $XXXX so no higher than $XXXX appears supported.
SELLER - GENERAL COMMENT (2022-11-14): At the time of underwrite, the borrower had recently went from part time to full time. The letter provided by the employer did state a minimum 38 hours per week but subsequently confirmed the full time status on the VOE reflecting 40 hours per week. In addition, the borrower two most recent pay checks reflect 40 hours per week. Please clear.
REVIEWER - GENERAL COMMENT (2022-11-15): Given that the information on the two VOEs from the same person is different, without an explanation of why they differ from that same party we have to use the most conservative amount which would be the 38 hrs/week guaranteed.  Condition remains open.
															SELLER - GENERAL COMMENT (2022-11-16): Seller requests buyer review: XXXX, please waive.	1				3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charges understated by $220.20, per itemization of amount financed and compliance reports the borrower's paying 2nd Mortgagee Fee offset and 2nd mortgage Attn Fee.		Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000138	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	AUS approved the file using Assets in the amount of $XXXX. The loan file is missing a copy of the Final CD for net proceeds sale of property in the amount of $XXXX.	SELLER - GENERAL COMMENT (2022-11-16): Assets REVIEWER - GENERAL COMMENT (2022-11-16): Unsigned preclosing document is not sufficient. SELLER - GENERAL COMMENT (2022-11-16): Seller requests buyer review: Nothing more to provide.	1				3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing verification the borrower received a copy of the initial CD three business days prior to Final CD.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000139	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.86% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to balloon 2nd lien payment. The borrower should be qualified based on both the special rules for interest only and balloon loans under 1026.43(c)(5)(ii). The I/O payment calculated under the special rule (balloon payment) was used for DTI considerations.
Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Disclosure was not given within 3 days of application on XX/XX/XXXX.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

																									The representative FICO score is above XXX.		TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000140	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: The Loan Officer License start date is 03/22.
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: The Loan Officer License start date is 03/22.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial CD was not provided. The Initial CD is datedXX/XX/XXXXnd signedXX/XX/XXXXer the disclosure tracking history.	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000141	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,190.26 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7200)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $109.88 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The loan discount was added to the CD dated XX/XX/XXXX with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The credit report increased by $9.88, tolerance cure was not enough to cover other tolerance issue.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: The delivery disclosure indicates the Appraisal was delivered by email XX/XX/XXXX. The Appraisal completion date was XX/XX/XXXX.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000142	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final CD reflect property taxes in the amount of $107.47 being paid by the Borrower and $774.73 being paid by the seller.		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000143	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $630.00 exceeds tolerance of $617.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: EV1	REVIEWER - CURED COMMENT (2022-09-16): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000144	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: File only contains a Final Closing Disclosure dated XX/XX/XXXX and Post Closing Disclosure dated XX/XX/XXXX. Due that timing without a waiver affecting : Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate missing signature and dates affecting providing disclosure  within three (3) business days of application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Right to Receive was not in the file used Loan Estimate (Right to Receive Appraisal verbiage) documented XX/XX/XXXX affecting providing Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000145	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.62% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,462.20 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: DTI issue due to qualification using balloon payment 2nd lien. Waterfall Issue.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000146	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - Income Docs Missing:: Borrower: XXXX Third Party Verification [3] Income Documentation - Income documentation requirements not met.	File is missing a VVOE dated within 120 days of the Note date for the borrower's secondary self-employment File is missing third party verification of the borrower's secondary self-employment within 120 days of the Note.	SELLER - GENERAL COMMENT (2022-11-11): Seller requests buyer review: agree with finding SELLER - GENERAL COMMENT (2022-11-11): Seller requests buyer review: Agree with finding	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $145.00 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 223.63 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $145.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Documentation from the HOA indicates annual dues are $300.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000147	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				1				3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.62% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.			Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000148	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000149	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000150	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: Affiliated business Arrangement Disclosure was not signed by the borrower.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000151	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.64% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,146.66 exceeds tolerance of $1,123.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/2nd lien payment issue.
Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open, no action required.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - CURED COMMENT (2022-09-16): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000152	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VOE within 10 days of closing is required for current employment.	REVIEWER - GENERAL COMMENT (2022-11-11): Received a "Supervisor's Return to Work Form" but not acceptable as a vvoe as it is an internal work form of the borrower's that would have to have been provided by the borrower. Finding remains open. SELLER - GENERAL COMMENT (2022-11-11): Seller requests buyer review: Cannot obtain any additional documents	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.79% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $170.67 exceeds tolerance of $26.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon exception.
Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open, no action required.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: Affiliated Business Arrangement was not signed by borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee increased on cd dated XX/XX/XXXX. Cure of 144.67 was made to the borrower.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - CURED COMMENT (2022-09-16): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000153	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.70% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon exception.
Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open, no action required.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Original appraisal completed XX/XX/XXXX	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000154	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	DTI increase is due to 2nd lien interest only balloon DPA qualified at maximum(balloon) payment. The borrower should be qualified based on both the special rules for interest only and balloon loans under 1026.43(c)(5)(ii). The I/O payment calculated under the special rule (balloon payment) was used for DTI considerations. Edit Additionally missing rental income documentation for departure residence. DTI remains at XX%.	SELLER - GENERAL COMMENT (2022-11-11): The 2nd lien for this transaction is a community 2nd loan as defined by FNMA. The loan meets the eligibility and payment requirements by FNMA. Please provide evidence that the XXXX requires that community 2nd liens must follow 1026.43(c)(5)(ii)
REVIEWER - GENERAL COMMENT (2022-11-14): Subject Note indicates senior lien is $XXXX, however actual senior lien is $XXXX, please provide accurate Note or explanation for escalated review.  2nd lien payment cannot be considered compliant with discrepancy resulting in DTI remaining in excess.
SELLER - GENERAL COMMENT (2022-11-16): Seller requests buyer review: Nothing more to provide	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $195.00 exceeds tolerance of $135.00 plus 10% or $148.50. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: General counsel fee added on 8/29 LE with no valid COC evident.
																						Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000155	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Application / Processing - Missing Document: Tax Certificate not provided	Tax cert for new construction is not provided.	SELLER - GENERAL COMMENT (2022-11-11): Tac Cert Info REVIEWER - GENERAL COMMENT (2022-11-14): Updated tax cert was not provided, please provide calculation of estimate used at closing. SELLER - GENERAL COMMENT (2022-11-16): Seller requests buyer review: Nothing more to provide. We provided current tax info which is more accurate than closing as the loan has gone through an escrow analysis.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.62% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Loan Designation Match - QM: Waterfall due to DTI/Balloon exception. Federal Compliance - Federal HPML 2014 Compliant: Compliant HPML may remain open, no action required.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - GENERAL COMMENT (2022-11-03): Remains oopen due to HP.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000156	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan contains Negative Amortization. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: Page 4 of the final closing disclosure did not have a check mark to indicate whether the loan contains a negative amortization feature.
Federal Compliance - TRID Final Closing Disclosure Partial Payments: Page 4 of the final closing disclosure did not have a check mark to indicate whether the loan allows for partial payments.	Federal Compliance - TRID Final Closing Disclosure Negative Amortization: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000157	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000158	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	VA Safe Harbor QM	3	3	[3] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)			1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $965.00 exceeds tolerance of $840.00 plus 10% or $924.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Lender's Title Insurance increase on the CD dated XX/XX/XXXX, with no valid COC or cure provided.					TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000159	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.69% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Waterfall exception from DTI issue due to qualification using balloon payment 2nd lien.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: There is no evidence of borrower receiving loan estimate within 3 days of application date in loan file.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no evidence borrower received copy of appraisal at or before closing.	REVIEWER - GENERAL COMMENT (2022-11-01): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	The representative FICO score is above XXX.		TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000172	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX% [2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.	Freddie states that the ACE requirements were not met as the loan was submitted to LPA with a $XXXX value resulting in a delivered 70% LTV, but a prior appraisal was completed onXX/XX/XXXXprior to closing onXX/XX/XXXXith a $XXXX value. The prior appraisal was located by Freddie in UCDP for a prior loan that fell out of process and should not be used in the subject loan. Using the full appraisal, the LTV increases to 78%
Freddie states that the ACE requirements were not met as the loan was submitted to LPA with a $XXXX value resulting in a delivered 70% LTV, but a prior appraisal was completed onXX/XX/XXXXprior to closing onXX/XX/XXXXith a $XXXX value. The prior appraisal was located by Freddie in UCDP for a prior loan that fell out of process and should not be used in the subject loan. Using the full appraisal, the LTV increases to 78%
														Freddie states that the ACE requirements were not met as the loan was submitted to LPA with a $XXXX value resulting in a delivered 70% LTV, but a prior appraisal was completed onXX/XX/XXXXprior to closing onXX/XX/XXXXith a $XXXX value. The prior appraisal was located by Freddie in UCDP for a prior loan that fell out of process and should not be used in the subject loan. Using the full appraisal, the LTV increases to 78%	REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000179	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $545.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Verified disclosed defect. The E-disclosure and initial LE are dated XX/XX/XXXX more then three days of application.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates the Appraisal Fee was increased to $630.00 with no Valid COC or cure provided.	REVIEWER - CURED COMMENT (2022-12-13): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000181	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	1				3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	Valuations differ on property type from PUD and Single Family detached.	REVIEWER - GENERAL COMMENT (2023-01-09): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-01-09): Client elects to downgrade based on compensating factors.	1					Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to XX%. The representative FICO score is above XXX.		-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000182	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect, Undisclosed debt from stated defect verified.	REVIEWER - WAIVED COMMENT (2022-12-23): Client elects to waive based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 46.73%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Non QM	REVIEWER - WAIVED COMMENT (2022-12-23): Client elects to waive based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000183	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $106.00 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The loan file is missing verification the borrower received a copy of the 2055 3 days prior to closing or at the time of closing.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Initial Escrow Deposit Disclosure disclosed  initial escrow deposit as $3,628.03 and monthly payment of $899.74.  Final CD reflects initial escrow deposit of $3,628.03 and a monthly payment of $725.61.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee increased onXX/XX/XXXX LE with no valid change evident. $6 cure on CD was sufficient for all tolerance violations.	REVIEWER - CURED COMMENT (2022-12-13): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000184	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Verified disclosed defect. The LO signed the e-consent onXX/XX/XXXX, the Borrowers signed the e-consent and the application onXX/XX/XXXX.
State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): The loan file is missing a copy of the Maryland Escrow Disclosure.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000185	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.64% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.64% + 1.5%, orXX%.  Compliant Rate Spread Home Loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $520.00 exceeds tolerance of $470.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: LE reflects Appraisal Fee of $470; however Final CD reflects $520. Final CD also reflects borrower received a lender credit of $50, which is the difference between the $470 and $520.	REVIEWER - CURED COMMENT (2017-10-09): Cured at closing.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - North Carolina Rate Spread Threshold Test: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000189	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. A post-close credit report indicated an undisclosed auto loan with XXXX opened XX/XXXX with a payment of $XXX. Including the payment in ratios increases the DTI to XX% which exceeds the AUS tolerance and invalidates the findings.	REVIEWER - GENERAL COMMENT (2023-01-17): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - GENERAL COMMENT (2023-01-18): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000190	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect. Waterfall undisclosed debt/DTI.	REVIEWER - WAIVED COMMENT (2023-01-09): Client elects to waive based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $4,347.19 on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or XX%).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan is NonQM. Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Client restated loan designation to Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified disclosed defect. The Borrower did not disclose an Instalment debt opened prior to the subject, resulting in an elevated DTI.	REVIEWER - WAIVED COMMENT (2023-01-09): Client elects to waive based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000192	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verified Stated Defect - The self employment income used was not eligible to be used because the client didn't have 2 years of self employment income resulting in DTI of XX% Verbal verification of employment not completed within 10 business days of note date.	REVIEWER - GENERAL COMMENT (2023-01-17): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to waive based on compensating factors. SELLER - GENERAL COMMENT (2023-01-12): Seller requests buyer review: Unable to clear. Please escalate to buyer to see if they can purchase the loan as is REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to waive based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated as Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified Stated Defect - Waterfall exception due to DTI.	REVIEWER - GENERAL COMMENT (2023-01-17): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to waive based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000193	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: C-Corp / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>
[2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: C-Corp / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>
[2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: C-Corp / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>
[2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: C-Corp / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>	Verified Stated Defect - Borrower opened auto loan on XX/XX/XXXX with a monthly payment of $XXX which resulted in DTI of XX%. Hazard insruance coverage amount of $XXXX is insufficient to cover unpaid balance of mortgage of $XXXX. Coverage shortfall of $XXXX. Added XX/XX/XXXX, replacing missing 2020 1120 business return. Added XX/XX/XXXX, replacing missing 2020 1120 business return. Income documentation was not signed and dated. Income documentation was not signed and dated.	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-01-12): Seller requests buyer review: Unable to clear. Please escalate to buyer to see if they can purchase the loan as-is
REVIEWER - GENERAL COMMENT (2023-01-13): Buyer to review.
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-01-12): Seller requests buyer review: Unable to clear. Please escalate to buyer to see if they can purchase the loan as-is
REVIEWER - GENERAL COMMENT (2023-01-13): Buyer to review.
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated as Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified Stated Defect - Borrower opened auto loan on XX/XX/XXXX with a monthly payment of $XXX which resulted in DTI of XX%.	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000194	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect - Borrower opened a Home improvement loan with a balance of $XXXX and monthly payment of $XX before closing onXX/XX/XXXX and increased the DTI to XX%.	REVIEWER - GENERAL COMMENT (2023-01-17): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)				Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000195	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM (APOR)	3	1				3	[3] Appraisal Reconciliation - Valuation Issue: Subject appraisal comparables do not support value	Verified stated defect. Comparables selected do not bracket subject. Comparable 1 exceeds 3 miles, is not adjusted for 50% larger lot and includes 40% more GLA, comparable 2 is distant at 2.55 miles, does not include adjustment for 50% larger lot and is 40% more GLA, comparable 3 is 6 miles away and includes 6.5 additional acres with only $10k adjustment, sale 4 is 80% larger in GLA and 50% larger in lot size.	REVIEWER - GENERAL COMMENT (2023-06-05): An updated BPO was provided dated XX/XX/XXXXeflects an as is value of $XXXX.. Sale comparables bracketed the subject property and are relatively similar in GLA.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000197	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Added XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $6,171.25 on a Federal Total Loan Amount of $203,648.75 vs. an investor allowable total of $6,109.46 (an overage of $61.79 or XX%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation to Non QM. Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Client restated loan designation to Non QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000227	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	2	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	DTI exceeds max allowable per guidelines. The loan debt ratio of XX% exceeds guideline maximum of XX%.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Loan is failing maximum guideline DTI limit of XX% with a DTI of XX%.
Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: 10% tolerance violation without evidence of sufficient cure provided.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000228	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM	2	2	[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Stocks / Account Number: XXXX, Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXXX // Account Type: Stocks / Account Number: XXXX
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX, Borrower: XXXX Trustee's Statement
Trustee's Statement
[2] Income Documentation - Income documentation requirements not met.
[2] General - Missing Document: Trustee's Statement not provided
													[2] General - Missing Document: Trustee's Statement not provided	The X-XX-XX statement was provided. Missing the additional month for a 2-month statement count. For both borrowers' trust income, missing confirming the amount, frequency, and duration of payments. For both borrowers' trust income, missing confirming the amount, frequency, and duration of payments. For both borrowers' trust income, missing confirming the amount, frequency, and duration of payments. For both borrowers' trust income, missing confirming the amount, frequency, and duration of payments.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: The statement in the file is good through XX/XX/XXXX. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Disclosure not provided		Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000229	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	File is missing the Mortgage Insurance Certificate. The AUS is missing from the loan file.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to XX%.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000230	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	2	[2] Miscellaneous - Credit Exception:	The Parcel Number is missing from the Security Instrument.	REVIEWER - WAIVED COMMENT (2023-03-06): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent ofXX% exceeds the state maximum of 3%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Allowable per seller guidelines.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000232	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Home Improvement	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement, Tax Verification	File is missing the final and acceptable AUS.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Investment Property Submitted as QM: Testing to Safe Harbor QM per direction from client. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Evidence of earlier receipt missing from file.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000233	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Application / Processing - Missing Document: AUS not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXXX	The file is missing a PMI certificate. Hazard Insurance Coverage Amount is insufficient by $XXXX and a Replacement Cost estimator was not provided. The AUS with an Approve or Accept rating not found in the file.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.92445% or Final Disclosure APR of 5.57230% is equal to or greater than the threshold of APOR 3.86% + 1.5%, or 5.36000%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.92445% or Final Disclosure APR of 5.57230% is equal to or greater than the threshold of APOR 3.86% + 1.5%, or 5.36000%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: The loan officer was not verified to be licensed or active in NMLS during this transaction..
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The file is missing the PMI Certificate to verify the monthly payment.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: The file is missing the PMI Certificate to verify the monthly payment.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: The file is missing the PMI Certificate to verify the monthly payment.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: The file is missing the PMI Certificate to verify the monthly payment.
Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: The file is missing the PMI Certificate to verify the monthly payment.	SELLER - GENERAL COMMENT (2023-04-04): Agree: Loan is Higher Priced Mortgage based on Final APR exceeding allowable threshold of APOR + 1.5%. Final disclosure APR of 5.5723 % exceed the allowable threshold of APOR 3.86% + 1.5%, or 5.36%.
APOR Rate lock XX/XX/XXXX, 30 yr. 3.86%. Loan originated more than three years ago. Unable to remediate.
REVIEWER - GENERAL COMMENT (2023-04-07): Exception to be graded an EV3 per Aggregator instruction.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000234	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Investment Property Submitted as QM: Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000235	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Higher Priced QM	3	2	[2] Government Documentation - Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents)
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Application / Processing - Missing Document: AUS not provided
[2] Application / Processing - Missing Document: Verification of Identification not provided
[2] Missing Document - Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing.
[2] Guideline Issue - Non-borrowing Entity is on asset accouXX% access letter is not present in file, as required per FHA guidelines.: Financial Institution: XXXX // Account Type: Savings / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX
[2] Government Documentation - Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents)
[2] Guideline Issue - The FHA Minimum Required Investment was not met per the Total Calculated Cash to Close on the HUD-1.: HUD-1 Total Borrower Contribution: $XXXX; HUD-1 Borrower's % Investment:XX%	File is missing final AUS; XXXX AUS showing agency approved was used for review. AUS missing from the loan file.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR 3.71% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,935.53 is underdisclosed from calculated Finance Charge of $80,198.57 in the amount of $263.04.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: The AUS is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR 3.71% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - HUD QM AU Finding Fail: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed Finance Charges are $79,935.53. Due Diligence Finance Charges are $80,198.57. There is a variance of $263.04,	SELLER - GENERAL COMMENT (2023-04-04): Agree: Loan is Higher Priced Mortgage based on Final APR exceeding allowable threshold of APOR + 1.5%. Final disclosure APR of 5.470 % exceed the allowable threshold of APOR 3.83% + 1.5%, or 5.33%.
APOR Rate lock XX/XX/XXXX, 30 XX%. Loan originated more than three years ago. Unable to remediate.
REVIEWER - GENERAL COMMENT (2023-04-05): Seller agrees	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%.		TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000236	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Number of units discrepancy.: Appraisal number of units of 2 does not match AUS number of units of 4. [2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification, Insurance Verification, Statement, Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification, Insurance Verification, Statement, Tax Verification	The final 1003 and AUS both indicate 4 units, however, the appraisal clearly indicates 2 units. Missing documentation to confirm full PITIA for the non-subject REOs. Missing documentation to confirm full PITIA for the non-subject REOs.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - Investment Property Submitted as QM: The AUS issue with the units vs the appraisal is causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000237	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Investment Property Submitted as QM: The loan was approved with an Originator Loan Designation of SHQM.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000238	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Award Letter / Continuance Letter [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX, Address: XXXX Statement Insurance Verification, Statement, Tax Verification Statement, Tax Verification	Missing Award letter to confirm retirement income.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.	Federal Compliance - Investment Property Submitted as QM: The loan was tested as origination designation of SHQM; however, the subject property is an investment property, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Disclosure was not provided.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000239	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio ofXX%.
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Paystubs
[2] Income Documentation - Income documentation requirements not met.
[2] General - Missing Document: 1007 Rent Comparison Schedule not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX, Address: XXXX, Address: XXXX HOA Verification, Insurance Verification, Tax Verification
Insurance Verification, Statement, Tax Verification
Insurance Verification, Statement, Tax Verification
													Insurance Verification, Tax Verification	Income for subject was not used, missing comparable rent schedule and lease agreement. Required per the AUS. Paystub was not provided for the co-borrower.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - Investment Property Submitted as QM: Originator designation set as Safe Harbor QM.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000240	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Application / Processing - Missing Document: Fraud Report not provided [2] Application / Processing - Missing Document: Missing Final 1003 [2] Income Documentation - REO Documents are missing.: Address:XXXX Insurance Verification, Statement, Tax Verification	Final 1003 loan application is not in the file.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The escrow payment amount for taxes + insurance + private mortgage insurance $545.23 does not match the axes + insurance + private mortgage insurance $399.81.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Total payment amount (PITI) on the Final TIL $1,768.98 does not match the total payment amount for the loan $1,623.56.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Servicing Disclosure Provided Date XX/XX/XXXX is greater then the Weekday App Plus 3 days XX/XX/XXXX.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: The GFE payment $1,346.30 is greater than the loan payment $1,223.75 + MI $118.47 = $1,342.22.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: The HUD Settlement Booklet is not in the file.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is no acknowledgment from the borrower showing receipt of the appraisal three business days prior to closing.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000241	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXX/XXXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX/XXXX/Schedule C)
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Check Loan Designation Match - QM: Safe Harbor QM requires 2 years of self-employment income and only 1 year provided.
Federal Compliance - Income Method of Calculation: Safe Harbor QM requires 2 years of self-employment income and only 1 year provided.
Federal Compliance - Sole Proprietorship Income Documentation Test: Safe Harbor QM requires 2 years of self-employment income and only 1 year provided.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: The initial estimate dated XX-XX-XX reflect the interest rate of XX% and then changed to XX%.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Disclosure missing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000242	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	All conditions not met due to missing Private Mortgage Insurance Certificate and Missing AUS. File is missing final AUS; XXXX AUS showing agency approved was used for review. Provide missing Mortgage Insurance Certificate.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXXX/XXXX/Partnership)
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXXX/XXXX/Partnership)
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk due to missing Private Mortgage Insurance Certificate and Missing AUS.
Federal Compliance - Partnership Income Documentation Test: Self-employed income documentation not sufficient (Partnership) due to missing fully executed and complete YTD 2015 Profit and Loss Statement and Balance Sheet.
Federal Compliance - Partnership Income Documentation Test: Self-employed income documentation not sufficient (Partnership) due to missing fully executed and complete YTD 2015 Profit and Loss Statement and Balance Sheet.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was not sent within three (3) business days of the creditor application date.
Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: The amount of taxes and insurance, including any mortgage insurance, on the Final TIL of $232.44 does not match the amount of taxes and insurance, including any mortgage insurance, for the loan due to the missing Private Mortgage Insurance Certificate.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Total payment amount (PITI) of $755.87 on the Final TIL does not match the total payment amount for the loan due to the missing Private Moretgage Insurance Certificate.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Initial GFE dated XX/XX/XXXX not provided to Borrower(s) within three (3) business days of Application Date (XX/XX/XXXX).
Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: Interest Rate on GFE of XX% does not match Note of XX%.
Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Initial payment on GFE of $595.20 does not match actual payment on loan of $523.43.
Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Initial payment on Final HUD-1 of $587.33 does not match actual payment on loan of  $523.43.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: Provide fully executed Affiliated Business Arrangement Disclosure provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Provide fully executed Affiliated Business Arrangement Disclosure provided to applicant within three (3) business days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations dated XX/XX/XXXX was not provided to applicant within three (3) business days of application (XX/XX/XXXX). Provide fully executed missing List of Homeownership Counseling Organizations within three business days of application
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Provide missing HUD Settlement Cost Booklet.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Creditor did not provide Servicing Disclosure Statement dated XX/XX/XXXX to applicant within three (3) business days of application (XX/XX/XXXX). Provide fully executed missing Servicing Disclosure within three business days of application
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Provide missing disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000243	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] Application / Processing - 1003 Error: Originator Application Date was not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Representative FICO score discrepancy.: Representative FICO score of is less than AUS representative FICO score of XXX. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Credit Documentation - Missing Document: Credit Report not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Insurance Verification, Tax Verification Lease Agreement, Statement	1003 in file shows application date of XX/XX/XXXX, however all docs including purchase contract, LE, Appraisal correspond to application date ofXX/XX/XXXX. Please provide clarifying documentation for application date. Provide copy of the credit report used to qualify. Provide credit report used to qualify.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - Investment Property Submitted as QM: Required to use Safe Harbor QM loan designation for investment property.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000244	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXXX/XXXX/Partnership)
[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXXX/XXXX/Partnership)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The loan is a Harp/Refi Plus loan that was presented with a Originator Loan Designation of Safe Harbor QM and is waterfalling to ATR/QM requirements.
Federal Compliance - Income Method of Calculation: The loan is a Harp/Refi Plus loan that was presented with a Originator Loan Designation of Safe Harbor QM and is waterfalling to ATR/QM requirements.
Federal Compliance - Partnership Income Documentation Test: The loan is a Harp/Refi Plus loan that was presented with a Originator Loan Designation of Safe Harbor QM and is waterfalling to ATR/QM requirements.
Federal Compliance - QM DTI: Loan was approved with a DTI greater than XX% as a Harp/ Refi Plus loan but is presented with a Loan designation of Safe Harbor QM and the loan is waterfalling to ATR/QM requirements.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: The loan is a Harp/Refi Plus loan that was presented with a Originator Loan Designation of Safe Harbor QM and is waterfalling to ATR/QM requirements.	REVIEWER - GENERAL COMMENT (2023-06-05): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX/XXXX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000245	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Valuation Error: APN on the valuation report does not match the transfer deed.	The borrower's primary housing rental expense in the amount of $XXXX was not included in the AUS submission and there was no evidence to support the exclusion. This increased the DTI from XX% to XX%. The primary housing expense was not included in the debt ratio calculations at origination and on the AUS. Adding the obligation into the calculations, the DTI ratio exceed to the maximum allowed by the AUS approval.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors SELLER - GENERAL COMMENT (2023-05-17): The APN number matches the attached tax record. Please provide the transfer deed if you would like the APN number updated to match your records. REVIEWER - GENERAL COMMENT (2023-05-17): The security instrument does not match APN listed.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX contains a payment schedule that does not match the term on the loan. (ProjSeq:1/2120853)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $585.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: The Payment Calculation section of the CD should reflect Years as 1-30 in the Projected Payments since the total payments are 29 years and 4 months.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Documentation was not found to verify the preliminary Closing Disclosure was provided to the borrower at least 4 days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: There was no evidence the Loan Estimate issued on 9/7 was provided to the borrower at least 4 business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: The loan was agency approved with a DTI of XX%, but the DTI ratio of XX% exceeds the maximum allowed by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The disclosure provided at application was not signed. The only signed Affiliated Business Arrangement Disclosure found in file was not signed until closing.	REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Paystream vs Loan Term Test: TILA subject to Statute of Limitations - 1 year affirmative, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000246	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Miscellaneous - Credit Exception: [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The Mortgage Insurance Certificate is missing. Appraisal does not reflect Seller Contribution of $XXXX toward the borrower's costs.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2120859)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2120863)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XX exceeds tolerance of $435.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The Mortgage Insurance Certificate is missing. Total payment cannot be determined.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The Mortgage Insurance Certificate is missing. Total payment cannot be determined.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure was not provided to the borrower least three (3) business days prior to closing.	REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000247	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.	The loan amount exceeds Guidelines. Loan amount exceeds allowable.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing DisclosureXX/XX/XXXX reflects a Total of Payments value of $1,045,023.58. Calculated Total of Payments value is $1,045,248.58.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure datedXX/XX/XXXX was not deemed received by the borrower untilXX/XX/XXXX and the note date isXX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000248	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	FIle is Missing Primary Mortgage Statement	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (Maddox,Edward Pension/Pension)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - Retirement Documentation: Loan submitted with Safe harbor QM. The borrower's pension income documents are insufficient for Safe Harbor. A copy of the award letter is missing.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Initial Rate Lock Disclosure
Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000249	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[2] Application / Processing - Missing Document: Divorce Decree / Child Support not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VVOE dated within 10 days of closing as require by the guidelines was not provided in file. No evidence of agency approval, audit reviewed to guidelines provided, loan amount exceeded guideline limits.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000250	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Missing application date, unable to confirm compliance.
Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Missing application date, unable to confirm compliance.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Missing application date, unable to confirm compliance.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing application date, unable to confirm compliance.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Missing application date, unable to confirm compliance.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing application date, unable to confirm compliance.
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Disclosure was not provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.

																								State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000251	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.	Master Policy does not reflect if it includes XXXX-In.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $705.00 exceeds tolerance of $605.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Appraisal Fee. Insufficient or no cure was provided to the borrower.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000252	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[3] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] General - Missing Document: Donor Check not provided
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement, Tax Verification	The loan was agency approved with an Originator Loan Designation of Safe Harbor; but the DTI ratio exceeds the maximum allowed by the AUS approval, causing the loan to waterfall through the QM Testing. The borrowers' current primary residence was included into the DTI. Final AUS DTI is XX%and is not acceptable to DU.
The borrowers' current primary residence was included into the DTI. Final AUS DTI is XX%and is not acceptable to DU.
The original appraisals in the file are for address, XXXX. The security instrument parcel number, which reflects a correct address, does not match the appraisal parcel. Missing the original appraisal for the subject REO.
Missing the proof of donor withdrawal for the gift of $XXXX.
1. Missing the mortgage insurance certificate to include into the PITIA. 2. Missing the proof of the donor withdrawal for the gift of $XXXX. 3. DTI is not acceptable to DU. 4. Per letter dated XX/XX/XXXX from the borrowers, the subject being purchased is for their daughter, this will be her primary residence. The borrowers own their "current" primary residence for 20 years and is not being sold to buy the subject. The subject program is a primary purchase. The initial 1003 declarations reflect they will not occupy the subject primarily but the final 1003 does. There appears to be an occupancy and program issue based on the information in the file.
Missing the donor proof of withdrawal for the gift of $XXXX.
Certificate missing
Missing for the non-subject REO.	REVIEWER - RE-GRADED COMMENT (2023-03-21): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - RE-OPEN COMMENT (2023-03-22): Compensating factors are not substantial enough to downgrade the exception.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Compensating factors are not substantial enough to downgrade the exception.
REVIEWER - GENERAL COMMENT (2023-03-30): The DTI of XX% significantly exceeds guideline DTI of 43.00%, Housing expense reduction is not a valid comp factor as they are retaining both houses and payments.  $XXXX residual income but total housing payments for current residence plus subject transaction property is approx. $XXXX.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - RE-OPEN COMMENT (2023-03-22): Compensating factors are not substantial enough to downgrade the exception.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Compensating factors are not substantial enough to downgrade the exception.
REVIEWER - GENERAL COMMENT (2023-03-30): The DTI of XX% significantly exceeds guideline DTI of 43.00%, Housing expense reduction is not a valid comp factor as they are retaining both houses and payments.  $XXXX residual income but total housing payments for current residence plus subject transaction property is approx. $XXXX.
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2120985)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2120986)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-168.00. (9300)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: The loan was agency approved with an Originator Loan Designation of Safe Harbor QM; but the DTI ratio exceeds the maximum allowed by the AUS approval, causing the loan to waterfall through the QM Testing. The borrowers' current primary residence was included into the DTI. Final AUS DTI is XX%and is not acceptable to DU.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing Mortgage Insurance Certificate
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: This is due to missing the mortgage insurance certificate.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: Final Closing Disclosure Estimated Escrow payment was over-disclosed.  Disclosed Taxes per, month are $241.59. Due Diligence per, month are Taxes $223.03. Also, unable to calculate Mortgage Insurance payment due to missing Mortgage Insurance Certificate.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-168.00.
Federal Compliance - TRID Loan Estimate Timing: Initial loan estimate not signed.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Non QM
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Disclosure provided is signed at closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling was not provided to borrowers (3) days of Initial Application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Borrower was not provided Right to Receive Appraisal within 3 days of consummation.	REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Compensating factors are not substantial enough to downgrade the exception.
REVIEWER - GENERAL COMMENT (2023-03-30): Exception grade is EV2 already, additional downgrading is not available.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000253	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Application / Processing - Missing Document: AUS not provided	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,308.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,520.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Signing Fee.  Fee Amount of $XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7XXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $65.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $745.00 exceeds tolerance of $620.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $430.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit was initially disclosed at $-1520 and decreased to $-1308 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The signing fee was initially disclosed at $0 and increased to $XXX0 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The tax service fee was initially disclosed at $0 and increased to $65 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The appraisal fee was initially disclosed at $620 and increased to $745 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The rate lock fee was disclosed at $0 and increased to $430 with no valid change of circumstance or cure provided.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan file missing VVOE for previous employment.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan file missing VVOE for previous employment.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000254	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] General - Missing Document: Source of Funds/Deposit not provided [2] General - Missing Document: Source of Funds/Deposit not provided [2] General - Missing Document: Source of Funds/Deposit not provided	Loan file missing source account for Earnest Money Deposits on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX. Loan file missing source account for Earnest Money Deposits on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX. Loan file missing source account for Earnest Money Deposits on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $75.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (77163)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $78.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7580)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee.  Fee Amount of $2,262.76 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7349)
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide valid change of circumstance or cure to the borrower $75.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide valid change of circumstance or cure to the borrower of $78.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Provide valid change of circumstance or cure to the borrower of $2,262.76.
Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Rate Lock Disclosure	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000255	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	VVOEs were not completed within 10 days prior to closing. VVOEs were not completed within 10 days prior to closing.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue Date >  Closing Disclosure Issue Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (InterXX/XX/XXXX)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $29.88 exceeds tolerance of $15.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,230.00 exceeds tolerance of $615.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000256	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR 4.13% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The loan is considered a High Priced Mortgage Loan causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	SELLER - GENERAL COMMENT (2023-04-04): Agree: Loan is Higher Priced Mortgage based on Final APR exceeding allowable threshold of APOR + 1.5%. Final disclosure APR of 6.943 % exceed the allowable threshold of APOR 4.130% + 1.5%, or 5.630%.
APOR Rate lock XX/XX/XXXX, 30 yr. 4.130%. Loan originated more than three years ago. Unable to remediate.
REVIEWER - GENERAL COMMENT (2023-04-07): Exception to be graded an EV3 per Aggregator instruction.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000257	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Application / Processing - Missing Document: AUS not provided	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $44.82 exceeds tolerance of $15.00.  Insufficient or no cure was provided to the borrower. (7520)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $737.00 exceeds tolerance of $655.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $44.82 exceeds tolerance of $15.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $737.00 exceeds tolerance of $655.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000258	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	XXXX AUS showis loan was manually approved. Additionally, the loan amount exceeds the conforming loan limit of $XXXX for a one unit property is XXXX county, XXXX, and the DTI ratio exceeds the maximum allowed of XX% when excluding ineligible Restricted Stock as income. The loan was approved with $XXXX in Restricted Stock as income, which is ineligible qualifying income. The recalculated DTI ratio is XX%. The maximum conforming loan limit is $XXXX for a one-unit property in XXXX County, XXXX. Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7713)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure is not sigend.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The referenced Closing Disclosure was issued the same days as closing and is not signed by the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure is provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: The loan was manually approved with $XXXX in Restricted Stock as income, which is not allowed by guidelines. The recalculated DTI Ratio is XX%.	REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000259	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Application / Processing - HOA Error: Subject is located in a project and HOA Information was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Secondary valuation does not indicate the property is a PUD, nor does it reflect the amount of association dues and frequency.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The closing disclosure dated XX/XX/XXXX was not signed or dated. No evidence the borrower received the disclosure prior to closing on XX/XX/XXXX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000260	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXX AUS showing agency approved was used for review Third Party Employment verification or CPA Letter was not provided in the loan file as required. There's a coverage shortfall of $XXXX.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX/XXXX) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Third party verification is missing.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000261	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX. [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.	Known Issue: Unsourced large deposits are excluded from available funds. Remaining balance(s) are insufficient to address required reserves per AUS. Known Issue: Unsourced large deposits are excluded from available funds. Remaining balance(s) are insufficient to address required reserves per AUS.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Copy of license active at the time of inspection not provided.	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $5,170.00 exceeds tolerance of $4,756.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Discrepancy of $450.00 is due to exclusion of Title - Closing/Escrow ($XXX0.00) and Title - Recording Service ($200.00) from lender's calculation.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Date issued is blank on the interim LE.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $4,756 on the Loan Estimate dated XX/XX/XXXX but disclosed as $5,170.00 on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. Transfer tax rate change reason per spreadsheet does not provide sufficient detail.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000262	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM	3	2	[2] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete	The date issued was not provided. The date issued was not provided.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The corrected closing disclosure was not provided to the borrower at least three business days prior to the closing date of XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: The closing disclosure from XX/XX/XXXX does not have a date issued date, only a date stamp at the bottom of the page and was produced prior to the loan estimate dated XX/XX/XXXX.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000263	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-1,685.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $129.00 plus 10% or $141.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $40.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75215)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $632.00 exceeds tolerance of $507.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-1,685.00.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $129.00 plus 10% or $141.90. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $40.00 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $632.00 exceeds tolerance of $507.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000264	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Appraisal Documentation - Missing Document: Appraisal not provided	The AUS required a full appraisal, which was not provided. The date issued was not provided and the top of page 5 is blank. The date issued was not provided and the top of page 5 is blank. Date issued was not provided, page 3 does not indicate the payoff, page 4 is blank and the top of page 5 is blank.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,052.50 exceeds tolerance of $1,007.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75158)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $XXX.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7514)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,880.00 exceeds tolerance of $708.00.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The date issued field is blank.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The change in APR was not received by the borrower at least three business days prior to closing on XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the transfer tax fee disclosed on the loan estimate at $1,007, however, it is indicated on the final closing disclosure in the amount of $1,052.50.  There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the Property Inspection fee was not disclosed.  However, it is indicated on the final closing disclosure in the amount of $55. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the AVM fee was not disclosed.  However, it is indicated on the final closing disclosure in the amount of $XXX. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the Loan Discount Points disclosed on the loan estimate at $686, however, it is indicated on the final closing disclosure in the amount of $1,880. There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The refinance has decreased the borrower's monthly debt payments by 20% or more.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000265	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement		REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - Investment Property Submitted as QM: Origination Loan Designation for testing is Safe Harbor QM.			Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000266	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	2	1				1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - Investment Property Submitted as QM: Origination Loan Designation is Safe Harbor QM.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000267	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Evidence of Private Mortgage Insurance required by DU is not in file.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-703.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,655.00. (9300)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of Initial Closing Disclosure received 3 days prior to closing is not in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of Disclosure receipt 3 days prior to closing is not in file.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender Credit decreased without a valid change of circumstance.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000268	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX/XXXX/Schedule C)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Safe Harbor QM. However, the debt ratio exceeds the maximum allowed per the AUS which has resulted in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XX%. However, the lender used 1-year average income instead of the more conservative average 2-year income. The lower income increased the DTI to XX% and has caused the loan to waterfall to ATR/QM standard DTI requirement of maximum XX%.
Federal Compliance - Sole Proprietorship Income Documentation Test: Loan was AUS approved with a DTI of XX%. However, the lender used 1-year average income instead of the more conservative average 2-year income. The lower income increased the DTI to XX% and has caused the loan to waterfall to ATR/QM standard DTI requirement of maximum XX%.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Total of payments was incorrect on final Closing Disclosure however the lender corrected this on a Post Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000269	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Appraisal Documentation - Missing Document: Appraisal not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	Appraisal Form 70 is missing from file as per the AUS requirements. Hazard Insurance Policy is insufficient by $XXXX.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Miscellaneous Compliance - Self Employed Years on Job: Qualified Mortgage (Dodd-Frank 2014): Minimum length of time for self-employment job or field requirement not met. (XXXX/XXXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX/XXXX/Schedule C)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $49.50 exceeds tolerance of $32.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - Check Loan Designation Match - QM: Loan originated with Safe Harbor QM designation.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XX%. However, loan is missing an Appraisal Form 70 as per the AUS requirements, causing the loan to waterfall to the ATR/QM standard DTI requirement of maximum XX%.
Federal Compliance - QM Employment History: The loan is missing an Appraisal Form 70 as per the AUS requirements, causing the loan to waterfall through the QM Testing. Co-borrower's employment history was not verified for the last two years through third party records.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: The loan is missing an Appraisal Form 70 as per the AUS requirements, causing the loan to waterfall through the QM Testing. A lease agreement is missing for borrower's investment property.
Miscellaneous Compliance - Self Employed Years on Job: The loan is missing an Appraisal Form 70 as per the AUS requirements, causing the loan to waterfall through the QM Testing. Co-borrower's employment history was not verified for the last two years through third party records.
Federal Compliance - Sole Proprietorship Income Documentation Test: The loan is missing an Appraisal Form 70 as per the AUS requirements, causing the loan to waterfall through the QM Testing. Co-borrower's employment history was not verified for the last two years through third party records.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate datedXX/XX/XXXX was provided to the borrower after the initial Closing Disclosure datedXX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate datedXX/XX/XXXX was provided to the borrower after the initial Closing Disclosure datedXX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Credit Report fee increased without a valid change of circumstance. No cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000270	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing the borrower receipt of the $XXXX gift. The Mortgage Insurance Certificate is not provided.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2121056)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2121057)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2121056)
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2121057)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[3] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and Servicer Act: No evidence in file to support that the borrower was charged the actual amounts for all third party fees.	Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Final Closing disclosure indicates loan is step rate based on fee in section A. Previous closing disclosure and documentation in file support step rate, however final closing disclosure does not show product features as step-rate loan disclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: The AUS required Mortgage Insurance, however a copy of the Mortgage Insurance Certificate is not provided to verify the premium.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: The AUS required Mortgage Insurance, however a copy of the Mortgage Insurance Certificate is not provided to verify the premium.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The AUS required Mortgage Insurance, however a copy of the Mortgage Insurance Certificate is not provided to verify the premium.
Federal Compliance - TRID Final Closing Disclosure Product Testing: Final Closing disclosure indicates loan is step rate based on fee in section A. Previous closing disclosure and documentation in file support step rate, however final closing disclosure does not show product features as step-rate loan disclosed.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: The AUS required Mortgage Insurance, however a copy of the Mortgage Insurance Certificate is not provided to verify the premium.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure is not signed.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Final Closing disclosure indicates loan is step rate based on fee in section A. Previous closing disclosure and documentation in file support step rate, however final closing disclosure does not show product features as step-rate loan disclosed.	SELLER - GENERAL COMMENT (2023-03-20): Disagree: All third party fees that were disclosed on the final LE were paid by the seller on the Consumation CD
REVIEWER - GENERAL COMMENT (2023-03-24): Loan file missing invoice for the Credit Report and Owner's Title Policy, to verify fees charged match the actual amounts billed.	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Assignee Liability: 31-17-17 provides that any loan made in willful violation of the statute may be declared void by a court of competent jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs. For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		State - NC	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000271	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	VA Safe Harbor QM	3	2	[2] General - Documentation in the loan file contradicts the occupancy the veteran indicated on the VA Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents)
[2] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Final in file.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Government Documentation - Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents)
[2] Application / Processing - Missing Document: General Services Administration (GSA) not provided
[2] Application / Processing - Missing Document: Limited Denials of Participation (LDP) not provided
[2] Document Error - The collected VA Funding Fee does not match the required VA Funding Fee  per the VA Lender Handbook/Circulars.: Funding Fee Rate Collected:XX%
Required Funding Fee Rate:XX%
[2] Government Documentation - VA - Escape Clause is missing.: Disclosure: VA - Escape Clause (Government Documents)
[2] Government Documentation - VA - Loan Summary Sheet 26-0286 is missing: Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents)	VA - Loan Disbursement Form 26- 1820 is not in the file.
The Final Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Final in file.
Closing Disclosure is incomplete. There are several closing disclosures provided that are not completed, missing completed sections within the disclosures.
Closing Disclosure is incomplete. There are several closing disclosures provided that are not completed, missing completed sections within the disclosures.
Disclosure missing
Missing from the fraud report or General Services Administration (GSA) is not in the file.
Missing from the fraud report or Limited Denials of Participation (LDP) is not in the file.
The VA funding is $XXXX according to the final CD. Missing loan guarantee certificate.
VA - Escape Clause is missing.
VA - Loan Summary Sheet 26-0286 is missing.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of VA Safe Harbor QM.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $32.88 exceeds tolerance of $30.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: This loan was originated as a VA loan, which does not match Originator Loan Designation of Safe Harbor QM.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The closing disclosure provided on XX/XX/XXXX does not have an issue date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The closing disclosure provided on XX/XX/XXXX does not have an issue date.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Missing the initial, signed closing disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report Fee was last disclosed as $30.00 on LE, but disclosed as $32.88 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																									Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.		TILA ATR/QM	B	B	B	B	B	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000272	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	3	3	[3] General Appraisal Requirements - Valuation Error: Comparable(s) photos are missing or not legible.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] General Appraisal Requirements - Valuation Error: Subject photos are missing or not legible.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Appraisal Documentation - Missing Document: Appraisal not provided	The Appraisal subject photos are missing from the loan file. The appraisal report is missing and dividend income was used to qualify however, proof of continuance was not verified	REVIEWER - GENERAL COMMENT (2023-05-17): BPO provided however the photos missing were from the 1073 full appraisal. The appraisal appears to be incomplete, the full appraisal is needed. REVIEWER - GENERAL COMMENT (2023-05-17): BPO provided however the photos missing were from the 1073 full appraisal. The appraisal appears to be incomplete, the full appraisal is needed. REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $750.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,332.56 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid COC for addition of loan discount points. No cure was provided to the borrower at closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Signed and Dated Rate Lock Disclosure
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: Estimated Property Costs over Year 1 $14,332.56 on the CD does not match annual sum of actual monthly costs which are $1175.86	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - Pre October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000273	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES
Disaster Declaration Date: XX/XX/XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Award Letter / Continuance Letter
[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement
[2] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification	Property Inspection dated XX/XX/XXXX prior to disaster declaration date; exception remains. DTI exceeds allowable due to decreased rental income utilized at review. See individual exceptions. Missing the 3 years continuance of the future IRA income of $XXXX monthly. Missing for the non-subject REO. Missing for the non-subject REO.	REVIEWER - WAIVED COMMENT (2023-06-07): PDI receivedXX/XX/XXXX reflecting no damage.
REVIEWER - RE-GRADED COMMENT (2023-06-07): PDI datedXX/XX/XXXX received reflecting no damage.
REVIEWER - GENERAL COMMENT (2023-04-05): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - WAIVED COMMENT (2023-04-06): Aggregator waived and downgraded exception.
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX.00 exceeds tolerance of $490.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: The latest loan estimate issued is XX/XX/XXXX, and the initial closing disclosure is dated XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: The revised loan estimate was provided on XX/XX/XXXXnd the loan closed on XX/XX/XXXXThe loan estimate is not signed and the assumed provided date is XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator waived and downgraded DTI exception.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: The Notice of Special Flood Hazard Disclosure was signed on XX/XX/XXXXwhich was the same day as closing.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: The loan was agency approved with an Originator Loan Designation of Safe Harbor QM; but the DTI ratio exceeds the maximum allowed by the AUS approval, causing the loan to waterfall through the QM Testing. The lender utilized higher net rental income than documented in the loan file. The rental income the lender used is $1208 monthly, and with using the 2 years tax returns, the rental income is $320.66 monthly.	REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - GENERAL COMMENT (2023-04-05): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
REVIEWER - GENERAL COMMENT (2023-04-05): Borrower’s FICO does not establish a borrower’s ability to repay the subject loan and LTV cannot be used as a comp factor as the ATR rules under § 1026.43(c) requires the creditor to make the ATR determination considering “The consumer's current or reasonably expected income or assets, other than the value of the dwelling, including any real property attached to the dwelling, that secures the loan.” Total assets of $XXXX is not a compelling comp factor, especially with residual monthly income of $1669 which is less than the monthly PITA of $1923. Based on the lack of compelling compensating factors, this loan should remain ATR Risk.
REVIEWER - GENERAL COMMENT (2023-04-05): EV2 based on compensating factors to DTI exception
REVIEWER - CURED COMMENT (2023-03-01): Sufficient Cure Provided At Closing	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.	Property inspected post disaster but pre-FEMA declaration of disaster end date.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000274	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXX AUS showing agency approved was used for review. Loan amount exceeds Guidelines.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $945.00 exceeds tolerance of $485.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $1,275.01 exceeds tolerance of $643.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased without a valid change of circumstance. Insufficient cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock fee increased without a valid change of circumstance.  Insufficient cure was provided to the borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: An executed initial 1003 was not provided. Unable to determine compliance with timing requirements due to missing initial loan application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000275	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS; XXXX AUS showing agency approved was used for review and reflects as non-agency as the mortgage type. VVOE is dated XX/XX/XXXXhich is does not meet the required 10 business days prior to Note date.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX/XXXX/Bonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX/XXXX/Bonus)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $476.00 exceeds tolerance of $244.00 plus 10% or $268.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Loan Designation Match - QM: The loan originated with a Loan Designation of SHQM. The file is missing the AUS which has caused the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing the initial, signed application to confirm the application date.
Federal Compliance - Overtime Bonus 2Yr Calc: The loan file is missing the AUS, which is causing the loan to waterfall to the stricter QM/ATR testing/requirements
Federal Compliance - Overtime Bonus Method of Calculation: The loan file is missing the AUS, which is causing the loan to waterfall to the stricter QM/ATR testing/requirements
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial loan application is missing from the file and application date is unable to be verified.	REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000276	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Closing / Title - Missing Document: Rider - PUD not provided [2] Closing / Title - Missing Document: Security Instrument - Subject Lien not provided	Loan file missing copy of checkXXXX for earnest money deposit, verifying the check was for the subject transaction. Closing Disclosure is Incomplete Closing Disclosure is Incomplete Closing Disclosure is Incomplete Executed PUD rider missing from the file. Copy in file is not signed. Security Instrument in file does not have the PUD Rider designated, however it is required as the subject property is in a PUD.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The Initial signed and dated 1003 is missing from the loan file.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan file missing verification of co borrower's prior employment.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial Rate Lock Date not provided. File is Missing the Rate Lock Disclosure	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000277	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Mortgage type discrepancy.: Mortgage type of Conventional without MI does not match Guideline mortgage type of Conventional with MI. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Loan amount exceeds allowable. Loan amount exceeds 80% LTV. Mortgage insurance is required.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,917.80 exceeds tolerance of $1,573.00 plus 10% or $1,730.30. Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent Fee increased from baseline of $1,573 to $1730.30 with no valid COC or cure provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Acknowledgment did not specify if appraisal was received or waiver was signed.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000278	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $830.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee was last disclosed as $XXXX on LE but disclosed as $830.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, No cure provided at closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000279	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	The Mortgage statement is missing from the file.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Investment property not subject to Qualified Mortgage requirements. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000280	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Income Documentation - Income documentation requirements not met.	The most recent 1040 tax return for the year 2019 is missing. The Fannie Mae selling guide requires the most recent two years of signed individual federal income tax returns and the most recent two years of IRS Schedule K-1 for Schedule K-1 Income.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $345.00 plus 10% or $379.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $564.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid COC, no cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without a valid COC, no cure provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non QM.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial signed and dated loan application is not in the file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000281	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX/XXXX/S-Corp)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Safe Harbor QM. However, the Due Diligence Loan Designation is Non QM due to the following issue(s): 2018 1040 and 1120S returns are not signed/dated by borrower..
Federal Compliance - S-Corp Income Documentation Test: 2018 1040 and 1120S returns are not signed/dated by borrower.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Discrepancy of $XXXX is due to exclusion of Title - Mobile Notary Fee ($XXXX) from lender's calculation.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Per Disclosure Summary, Initial Closing Disclosure issued o XX/XX/XXXX was viewed/received by borrowers on XX/XX/XXXX, which is less than 3 business days prior to the closing date (XX/XX/XXXX).
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000282	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate is missing from file.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX Retired/Social Security)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2121179)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2121180)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,190.84 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Loan is missing the Mortgage Insurance Certificate, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Social Security Documentation: The loan is missing the Mortgage Insurance Certificate, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Mortgage Insurance Certificate is missing from file. Unable to verify Mortgage Insurance causing a discrepancy with the Final Closing Disclosure's payment stream.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Mortgage Insurance Certificate is missing from file. Unable to verify Mortgage Insurance causing a discrepancy with the Final Closing Disclosure's payment stream.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower untilXX/XX/XXXX and the note date isXX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: Mortgage Insurance Certificate is missing from file. Unable to verify Mortgage Insurance causing a discrepancy with the Final Closing Disclosure's payment stream.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000283	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification, Insurance Verification	File is missing final AUS; XXXX AUS showing agency approved was used for review. Missing for the non-subject REO.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 15,650.24 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The closing disclosure dated XX/XX/XXXX was not signed or dated. There is no evidence the borrower received the disclosure at least three business days prior to closing on XX/XX/XXXX.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: The total property costs for year 1 should be $1,304.18 x 12 = $15,650.16, however, page 4 of the closing disclosure indicates $15,650.24.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000284	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX, Address: XXXX Insurance Verification Insurance Verification Insurance Verification, Statement, Tax Verification	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,615.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Loan Originator designation is Safe Harbor QM.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Missing the lease agreement.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Missing the lease agreement.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was not disclosed on the initial Loan Estimate. No valid COC or evidence of a cure was provided. Tolerance violation is $3,615.00.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000285	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000286	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Appraisal Documentation - Missing Document: Appraisal not provided	AUS required an appraisal on Form 1004. This was not provided.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,200.00 exceeds tolerance of $989.00 plus 10% or $1,087.90. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000287	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Appraisal Documentation - Missing Document: Appraisal not provided	Appraisal is not provided and is required per the AUS.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000288	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,421.00 exceeds tolerance of $927.00 plus 10% or $1,019.70.  Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure was not received by the borrower at least 3 days prior to closing.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Borrower did not sign the CD in person or electronically.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The title fees increased at closing and a valid CIC was not provided. The Final Closing Disclosure did not reflect a cure of  $401.30.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000289	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete	Multiple pages of the closing disclosure contain incomplete or missing information. Multiple pages of the closing disclosure contain incomplete or missing information. Multiple pages of the closing disclosure contain incomplete or missing information.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $313.80 exceeds tolerance of $226.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $595.63 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no documented change of circumstance and the cure of $37.80 is insufficient.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: There is no documented change of circumstance and the cure of $37.80 is insufficient.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000290	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Loan was AUS approved with a DTI less than XX% and calculated DTI exceeds maximum allowable of XX% Debt ratio of XX% exceeds AUS of XX%. There's a coverage shortfall of $XXXX.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 6,837.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Annual disclosed non-escrowed property costs, on the closing disclosure page 4 are $6,837. Verified annual non-escrowed property costs are $6,770.04	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000291	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Non QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXX was not signed by borrower so it is defaulting to 3 business days after issue date. Evidence of Earlier borrower receipt date was not found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee increased from baseline of $0 to $XXX with no valid COC or cure provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan restated to Non QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000292	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,000.00 exceeds tolerance of $685.00 plus 10% or $753.50. Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,769.52 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $2,000.00 exceeds tolerance of $685.00 plus 10% or $753.50. Insufficient or no cure was provided to the borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
																						Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,769.52 on Final Closing Disclosure provided on XX/XX/XXXX not accurate.		Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000293	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXX AUS showing agency approved was used for review. File is missing 2 consecutive bank statements for the XXXX account. File is missing final AUS, XXXX AUS showing agency approved was used for review.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $13,537.50 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 27,174.04 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $462,193.97. Due Diligence Finance Charges are $462,393.97. There is a variance of $-200.00.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for the 0% Tolerance cure for $13,537.50.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Interest Rate Lock Disclosure
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Disclosed Non Escrow Year 1 are $27.174.04. There is a variance of $-.04,	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000294	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Appraisal Documentation - Missing Document: Appraisal not provided [2] Loan File - Missing Document: Hazard Insurance Policy not provided	AUS required an appraisal on Form 1004. This was not provided. Interest rate is 0% and P&I is $XXXX. Loan calculations on page 5 are blank.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,977.00 exceeds tolerance of $1,692.00 plus 10% or $1,861.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Missing the application date, unable to confirm compliance.	REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000295	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $225.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - QM DTI: Total QM Debt Ratio exceeds XX%.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock fee in the amount of $225.00 was added to the Final Closing Disclosure. Insufficient or no cure was provided to the borrower.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000296	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification, Insurance Verification, Statement, Tax Verification	Loan aged in warehouse beyond 180 day GSE delivery guideline - ineligible for sale. Multiple COOP/non-COOP related document exceptions for Missing Collateral Package, missing investment assignment of Lease, missing Prop Lease, missing ASN of Property Lease. Missing for the non-subject REO.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,800.00 exceeds tolerance of $1,530.00 plus 10% or $1,683.00. Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,080.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure provided
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed 1003.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: Estimated property costs are not provided. Only HOA costs estimated of $10,080 are disclosed in Final Closing Disclosure.	Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000297	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX
[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX
[2] Loan File - Missing Document: Hazard Insurance Policy not provided
[2] Document Error - Missing verification of the existance of self-employed business  within 20 days of the Note Date (COVID-19).: Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX, Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX Application Date:  XX/XX/XXXX;
Application Date:  XX/XX/XXXX;
[2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>	Third party verification is not within the COVID date requirements.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/XXXX/Partnership)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial CD 3 days prior to closing is not in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - Self-Employed Tax Return Recency - ATR: Extension in file	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000298	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Subject is an Investment Property submitted as SHQM for QM review. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Initial 1003 is missing and cannot determine the timing of when the right to receive appraisal disclosure was provided.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000299	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] General - Missing Document: COVID-19 Attestation not provided	Debts were calculated at $XXX, PITI for property at XXXX $XXX for a total $XXX. The most recent AUS/DU reflects All Other Payments as $0. This caused the DTI to increase from XX% to XX% which is outside of allowable tolerances.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the DTI ratio exceeds the maximum allowed by the AUS approval, causing the loan to waterfall through the QM Testing.
																						Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The only signed disclosure in file was signed at the time of closing.	REVIEWER - WAIVED COMMENT (2023-03-21): Exception with Comp Factors provided for regrade and waive.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000300	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - XXXX Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (XXXX Income). (XXXX Schedule F Loss/Schedule F)
[3] Federal Compliance - Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXXX Schedule F Loss/Schedule F)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX Schedule F Loss/Schedule F)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX Schedule F Loss/Schedule F)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $83.89 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Loan Designation Match - QM: Failure is due to Safe Harbor QM loan designation. Income documentation is insufficient for this type of Loan Designation. Loan is waterfalling to QM/ATR testing requirements.
Federal Compliance - XXXX Income Documentation Test: Failure is due to Safe Harbor QM loan designation. Income documentation is insufficient for this type of Loan Designation.
Federal Compliance - Self Employed YTD: Failure is due to Safe Harbor QM loan designation. Income documentation is insufficient for this type of Loan Designation.
Federal Compliance - Self-Employed Tax Return Recency: Failure is due to Safe Harbor QM loan designation. Income documentation is insufficient for this type of Loan Designation.
																						Federal Compliance - Self-Employed Tax Return Recency - ATR: Failure is due to Safe Harbor QM loan designation. Income documentation is insufficient for this type of Loan Designation.	REVIEWER - CURED COMMENT (2023-03-01): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000301	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: 401(k)/403(b) Account / Account Number: XXXX [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Application / Processing - Missing Document: Other not provided	Missing for the XXXX and XXXX 401K accounts. The most recent statement date is XX/XX/XXXX. File is missing final AUS; XXXX AUS showing agency approved was used for review. Missing the final, executed settlement statement for the current primary, XXXX used for funds to close.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The license attached to the appraisal report has an effective date that is post-closing.	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXX/XXXX/Bonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX/XXXX/Bonus)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $830.00 exceeds tolerance of $615.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The final AUS used for approval is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: A signed and dated initial loan application is missing in the file.
Federal Compliance - Overtime Bonus 2Yr Calc: The final AUS used for approval is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Overtime Bonus Method of Calculation: The final AUS used for approval is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate Issued on XX/XX/XXXX is later than the Initial Closing Disclosure Issued XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate Issued on XX/XX/XXXX is later than the Initial Closing Disclosure Issued XX/XX/XXXX.
Application / Processing - Missing Document: Missing Lender's Initial 1003: A signed and dated initial 1003 is not file.
Federal Compliance - Missing Initial Loan Application Test: A signed and dated initial loan application is missing in the file.
State Compliance - New York Late Charge Percent Testing: The note states the amount of charge will be be 5.000% of the overdue payment of principle and interest.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: A signed and dated initial loan application is missing in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Increased fee from the initial loan estimate. no cure provided.	REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to XX%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000302	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $150.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7588)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Attorney fee was disclosed on Final CD dated XX/XX/XXXX. Cure was provided to borrower.	REVIEWER - CURED COMMENT (2023-02-20): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000303	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The file is missing the final AUS approval associated with the XXXX Feedback Certificate.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing information.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Borrower signed and dated Inital 1003 is missing.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Borrower signed and dated Inital 1003 is missing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Earliest CD in file was issued on XX/XX/XXXX. Document was not Borrower signed. Estimated date of receopt per USPS isXX/XX/XXXX. Closing date is XX/XX/XXXX. Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: 2 CD's were issued onXX/XX/XXXX. One CD disclosed the APR, another did not. Corrected Closing Disclosure provided onXX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation. Closing date was XX/XX/XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Borrower signed and dated Inital 1003 is missing.	Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000304	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX Advisors // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The hazard insurance coverage is short by $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX,XXXX/Social Security)
[3] Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure XX/XX/XXXX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $242.50 exceeds tolerance of $156.00 plus 10% or $171.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,337.66 exceeds tolerance of $3,150.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 4,903.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The loan exceeds XX% DTI, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The loan was approved with a DTI higher than XX%  but the loan is missing sufficient income documentation and is waterfalling to ATR/QM standard requirements.
Federal Compliance - TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: There are no seller paid fees listed on the seller CD provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD was not provided to the borrower within 3 days of closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The aggregate fees exceed the 10% tolerance guidelines by $171.60 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The transfer tax fee was increased from $3150 to $3337.66 with no valid change of circumstance or cure provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial loan application date.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Per Sales Contract, Association Dues were $342.75/mo, which includes the Leasehold Fees.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000305	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Application / Processing - Missing Document: Fraud Report not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	AUS reflecting an approve/eligible used for the loan transaction prior to closing is missing.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $466.00 exceeds tolerance of $244.00 plus 10% or $268.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure is not signed.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure is not signed.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan application date is missing from file.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000306	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement, Tax Verification	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Loan Estimate Timing: Missing application date, unable to confirm compliance.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing application date, unable to confirm compliance.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing application date, unable to confirm compliance.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000307	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,010.00 exceeds tolerance of $1,625.00 plus 10% or $1,787.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $235.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7334)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Title - Attorney Fee increased from $0 to $1,300 on the revised Loan Estimate and a valid change of circumstance is not provided.  A partial cure of $365 was provided, leaving $175 remaining to cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A total cure of $600 was provided at closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000308	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
																					[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure datedXX/XX/XXXXXX/XX/XXXX pastXX/XX/XXXX XX/XX/XXXX closing date less 3). Disclosure is not signed by Borrower.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000309	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	AUS is missing.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,500.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,100.00. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing the application date
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing disclsoure was issuedXX/XX/XXXX which less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of  $-1,500 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,100.00. No cure was provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - Missing Initial Loan Application Test: Missing the application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan Application Date date is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000310	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only [2] Income Documentation - Income documentation requirements not met. [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing the final AUS used for approval. Missing within 10 days from closing. Missing the VVOE within 10 days from closing The Verification of Employment was not completed within 10 business days of the Note as required by guidelines.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,571.57 is less than amount of binding Lender Credit previously disclosed in the amount of $-4,054.00. (9300)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,760.68 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (8304)	Federal Compliance - TRID Lender Credit Tolerance Violation: The Lender Credit decreased from $4,054.00 to $3,571.57. The Final closing disclosure reflects Lender paid costs as $4,606.25 while post closing closing disclosure reflects $4,421.25 without a Valid Change of Circumstance or evidence of cure provided to the Borrower.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: The loan estimate datedXX/XX/XXXXwas issued after the initial closing disclosure issued onXX/XX/XXXXFederal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The transfer taxes were not disclosed on the initial loan estimate. The Transfer Taxes increased to $1,760.68 without a Valid Change of Circumstance or evidence of Cure provided to the Borrower.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000311	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Application / Processing - Missing Document: Fraud Report not provided	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $579.00 exceeds tolerance of $249.00 plus 10% or $273.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $817.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $305.10 was provided for fee increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased from baseline of $0 to $817 with no valid COC or cure provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan application date is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000312	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $336.00 exceeds tolerance of $204.00 plus 10% or $224.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Borrower signed and dated initial 1003 is missing.	REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000313	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided	1. File is missing final AUS; XXXX AUS showing agency approved was used for review. 2. The XXXX: contaminated soil/water, prior brick manufacturing plant. Prior review CC&R's also supported existing contamination.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	3	[3] General Appraisal Requirements - The transaction closed as a refinance of a primary residence, and the valuation reflects that the subject property is vacant. Unable to verify occupancy.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Final 1003 stated both borrower occupied property, however the appraisal shows vacant.	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX/XXXX/Bonus)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-3,721.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,752.00. (9300)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Safe Harbor QM; but the loan is missing initial application date, AUS, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing the application date
Federal Compliance - Overtime Bonus Method of Calculation: The loan was agency approved with an Originator Loan Designation of Safe Harbor QM; but the loan is missing initial application date, AUS, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Missing the initial application date to confirm 3 days of receipt.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-3,721.50 on the closing disclosure is less than the amount listed on the initial loan estimate of $-3,752.00.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed 1003.
Federal Compliance - Missing Initial Loan Application Test: Missing the application date
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: This is due to missing initial application Date.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is less than or equal to XX%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000314	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: Other not provided
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The maximum conforming mortgage amount for 2019 in this county was $XXXX and the loan closed with a mortgage amount of $XXXX. The loan was processed as a rate/term refinance and there was no documentation to evidence the subordinate lien was used to acquire the property or for home improvements. The borrower's loan application indicates the borrower is separated. A Legal Separation Agreement or other documentation was not found in order to verify the borrower would not be obligated for alimony or other financial obligation not disclosed.
The maximum conforming mortgage amount for XXXX County is $XXXX in 2019.
The Verbal Verification of Employment is dated 10/22 which is not within 10 business days of the 11/20 closing date.
A Legal Separation Agreement or other documentation was not found in order to verify the borrower would not be obligated for alimony or other financial obligation not disclosed.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates, and an Affiliated Business Arrangement Disclosure was not found.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Due to the missing initial loan application, it was not possible to determine if the disclosure was provided timely.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000315	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	The file is missing the Mortgage Insurance Certificate. Closing Disclosure is incomplete.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2121365)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2121366)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,538.25  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,586.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $249.00 exceeds tolerance of $92.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $975.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,671.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan due to missing the Mortgage Insurance Certificate.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan due to missing the Mortgage Insurance Certificate.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure  at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: Cure not provided
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Transfer Tax Fees. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Rate Lock Fees. Insufficient or no cure was provided to the borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial application.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The file is missing evidence of the Mortgage Insurance Certificate.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000316	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Application / Processing - Missing Document: AUS not provided	Loan exceeds maximum for XXXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: XXXX was not the original lender on the preliminary title.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: This is due to missing initial application date.	REVIEWER - GENERAL COMMENT (2023-03-30): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000317	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Application / Processing - Missing Document: AUS not provided	The final AUS is missing. The debt ratio verified by audit of XX% exceeds the guideline maximum of XX%. REO losses exceed the amounts shown on the 1008.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of 63.26% significantly exceed the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial loan application is not signed or dated. The application date cannot be verified.	REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000318	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing the Mortgage Insurance Certificate.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX Retired/IRA Distribution)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX Retired/Pension)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX Retired/Pension)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2121294)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2121295)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,758.96 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Loan designation is Safe Harbor QM. Loan was approval via AUS DU. Missing Mortgage insurance certification, therefore loan is no is waterfalling to appendix Q document requirement. Missing signed and dated personal tax returns. Resulting in a Loan Designation discrepancy.
Federal Compliance - Retirement Documentation: Loan designation is Safe Harbor QM. Loan was approval via AUS DU. Missing Mortgage insurance certification, therefore loan is no is waterfalling to appendix Q document requirement. Missing signed and dated personal tax returns.
Federal Compliance - Retirement Documentation: Loan designation is Safe Harbor QM. Loan was approval via AUS DU. Missing Mortgage insurance certification, therefore loan is no is waterfalling to appendix Q document requirement. Missing signed and dated personal tax returns.
Federal Compliance - Retirement Documentation: Loan designation is Safe Harbor QM. Loan was approval via AUS DU. Missing Mortgage insurance certification, therefore loan is no is waterfalling to appendix Q document requirement. Missing signed and dated personal tax returns.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing the Mortgage Insurance Certificate to confirm the monthly MI premium.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Missing the Mortgage Insurance Certificate to confirm the monthly MI premium.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. Application date XX/XX/XXXX.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date XX/XX/XXXX. List of Homeownership Counseling Organizations was issued on XX/XX/XXXX.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Missing the Mortgage Insurance Certificate to confirm the monthly MI premium.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Application date XX/XX/XXXX. Loan Estimate was issued on XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $1,758.96 on page 4; however the HOA dues ($1,200.00) per year. Missing the MI Certificate to confirm the MI premium.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000319	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The final AUS is not present. The loan amount exceeds max conforming loan amount for XXXX County XXXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure issued on January 24, 2020 is not provided to Borrower at least three (3) business days prior to closing.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The final AUS is missing from the file, causing the loan to waterfall to ATR/QM standard documentation requirements.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial loan application is not executed or dated by any party.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000320	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXX AUS showing agency approved was used for review.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Provide Initial Loan application date.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed 1003.
Federal Compliance - Missing Initial Loan Application Test: Missing the application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Provide Initial Loan application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is less than or equal to 35%.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000321	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Application / Processing - 1003 Error: XXXXzenship Source Documentation was not provided: Borrower: XXXX
[2] Application / Processing - 1003 Error: Originator Application Date was not provided
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Document Error - Borrower(s) is not a U.S. XXXX, and the guideline required documentation was not provided.: Borrower: XXXX
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX Bank // Account Type: Checking / Account Number: XXXX
[2] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds Guideline high loan to value percentage of XX%
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
[2] Application / Processing - Missing Document: AUS not provided
[2] General - Missing Document: Verification of Non-US XXXXzen Status not provided	Missing non-permanent resident approved documents to confirm the status for, XXXX.
File is missing final AUS; XXXX AUS showing agency approved was used for review.
Missing non-permanent resident approved documents to confirm the status for, XXXX.
Statement dated XX/XX/XXXX provided, missing additional month for a 2-month period.
Missing the final AUS used for approval. Fannie Mae guidelines matrix, for a primary purchase with a FICO of XXX or higher, max LTV is 75%.
Missing the final AUS used for approval. Fannie Mae guidelines matrix, for a primary purchase with a FICO of XXX or higher, max LTV is 75%.
Missing the final AUS used for approval. Fannie Mae guidelines matrix, for a primary purchase with a FICO of XXX or higher, max LTV is 75%.
Missing non-permanent resident approved documents to confirm the status for, XXXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of $1,180.30 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (77238)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing disclosure dated XX/XX/XXXX reflects an APR of 3.06%. Closing disclosure dated XX/XX/XXXX reflects an APR of 2.919%.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Last disclosed loan estimate is dated XX/XX/XXXX and the initial closing disclosure is dated XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Lenders Coverage Fee increased without a valid change of circumstance. Cure was not provided at closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed 1003.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000322	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: Part of the initial escrow payment on page 2 was paid by the seller.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Loan Estimate Timing: Applicate date XX/XX/XXXX and the only loan estimate in file was issued on XX/XX/XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Applicate date XX/XX/XXXX and the List of Homeownership Counseling Organizations in file was issued on XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Applicate date XX/XX/XXXX and the only loan estimate in file was issued on XX/XX/XXXX.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000323	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Only one credit report in file, datedXX/XX/XXXXNo follow-up credit report in file. VVOE dated no more than 10 days prior to the Note date missing for both borrowers. Prior employment was not verified. Loan amount exceeds allowable. VVOE dated no more than 10 days prior to the Note date required. Verification of employment is not within 10 business days of the Note. Verification of employment is not within 10 business days of the Note.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing signed initial 1003.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial 1003.
Federal Compliance - Missing Initial Loan Application Test: Missing signed initial 1008.
State Compliance - XXXX Late Charge Percent Testing: The note lists the late charge as 5%.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial signed 1003.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000324	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX. // Account Type: Savings / Account Number: XXXX, Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX // Account Type: Money Markets / Account Number: XXXX, Financial Institution: XXXX// Account Type: Savings / Account Number: XXXX, Financial Institution: XXXX// Account Type: Money Markets / Account Number: XXXX, Financial Institution: XXXX Bank // Account Type: 401(k)/403(b) Account / Account Number: XXXX, Financial Institution: XXXX. // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX. // Account Type: Savings / Account Number: XXXX, Financial Institution: XXXX. // Account Type: Savings / Account Number: XXXX, Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX, Financial Institution: XXXX // Account Type: 401(k)/403(b) Account / Account Number: XXXX
[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX
[2] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.
[2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: $XXXX; Total Cash Out: $XXXX; Refi Purpose: Rate/Term	Most recent savings bank statement is not in the file. Most recent asset statements are missing in the file. The most recent retirement statement is not in the file. The master policy does include XXXX-In coverage. HO-6 is required. The borrower received a significant amount of cash back at closing, which is greater than allowed for a rate/term refinance. All the approvals in the file indicate the loan was approved as a rate and term refinance.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $663.00 exceeds tolerance of $560.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: A signed and dated initial loan application is missing in the file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: A signed and dated initial loan application is missing in the file.
Federal Compliance - Missing Initial Loan Application Test: A signed and dated initial loan application is missing in the file.
State Compliance - XXXX Late Charge Percent Testing: Note shows 5.000% of my overdue payment of principle and interest.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: A signed and dated initial loan application is missing in the file.
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: There is no notary date on the security agreement.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $560.00 on the initial loan estimate, but disclosed as $663.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000325	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income Docs Missing:: Borrower: XXXX, Borrower: XXXX VVOE - Employment Only VVOE - Employment Only [2] Income Documentation - Income documentation requirements not met. [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS; XXXX AUS showing agency approved was used for review. Missing within 10 days from closing for current employers for both borrowers. The borrower's Verification of Employment was not within 10 business days of closing for both borrowers. The borrower's updated Verbal Verification of Employment dated 11/14 was not within 10 business days of the 12/6 closing.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,350.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,513.00. (9300)
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Loan Estimate estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing application date.
Federal Compliance - TRID Lender Credit Tolerance Violation: A valid Change of Circumstance was not found for the decrease in lender credit from $XXX to $1350.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Several Loan Estimates did not have the Date Issued.  The date utilized was the time date stamp at the bottom of each Loan Estimate.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Several Loan Estimates did not have the Date Issued.  The date utilized was the time date stamp at the bottom of each Loan Estimate.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Several Loan Estimates did not have the Date Issued.  The date utilized was the time date stamp at the bottom of each Loan Estimate.
Federal Compliance - TRID Loan Estimate Issue Date Not Provided: Several Loan Estimates did not have the Date Issued.  The date utilized was the time date stamp at the bottom of each Loan Estimate.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed 1003.
Federal Compliance - Missing Initial Loan Application Test: Missing the application date.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Sarah's previous employment was not documented with a Verification of Employment in order to verify dates of employment for, XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Due to the missing initial Loan Application, it was not possible to determine if the Homeownership Counseling List was provided timely.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Issue Date Not Provided: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000326	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	File is missing final AUS; XXXX AUS showing Agency approved was used for review. Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000327	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification, Insurance Verification, Other, Tax Verification	Provide missing HOA Verification, Tax and Insurance Verification and/or the Closing statement for XXXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the Closing Disclosure date XX/XX/XXXX was provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Provide evidence the Creditor provided a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully executed and complete missing Lender's Initial 1003.
Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Provide fully executed and complete Affiliated Business Arrangement Disclosure provided within three business days of loan application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine the RESPA Homeownership Counseling List compliance with timing requirements due to missing Initial Loan Application Date
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Amount of Non-Escrowed Property Costs over Year 1 of $XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate based on the Individual Condominium Unit Appraisal report indicating HOA fees of $478/mo. or $5736/yr.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000328	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: Final closing disclosure dated XX/XX/XXXX disclosed an initial escrow payment that is not correct and does not match the escrow payment reflected on page 2.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Loan is not an Agency Saleable loan and the previous employment of the was not verified as required.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial loan application is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000329	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Insurance Verification, Statement Tax Verification	The Initial signed and dated 1003 is missing from the FIle. The 1008 reflects that the loan was approved by AUS. The AUS is missing from the loan file. The loan amount exceeds the maximum conforming loan limit for XXXX county in WA is $XXXX. The Statement for the second lien on property and the Insurance verification are missing from the loan file.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 9,691.12 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Missing Initial Loan Application Test: The signed and dated initial loan application is missing from the loan file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: We are unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: The Estimated property costs over one year are reflecting as $9,691.12 on the Final CD. The Home owners insurance is $XX% per month, property taxes are $538.55 per month for an annual total of $9,691.08.
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): We are unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000330	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only
[2] Income Documentation - Income documentation requirements not met.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan amount exceeds the maximum conforming loan limit XXXX county in NY which is $XXXX. This file was missing a copy of VVOE. Per AUS, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided. This file was missing a copy of VVOE. Per AUS, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided. Closing Disclosure not fully completed. This file was missing a copy of VVOE. Per AUS, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing initial loan application.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Final Closing Disclosure was provided at closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The Corrected Closing Disclosure provided onXX/XX/XXXX was not provided at least 3 business days to closing onXX/XX/XXXX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file to verify the most recent updated copy of the appraisal was provided in the loan file.
Federal Compliance - Missing Initial Loan Application Test: Missing initial loan application.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: This file was missing a copy of VVOE.  Per AUS, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided, causing the loan to waterfall through the QM Testing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial signed and dated loan application.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000331	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXX AUS showing agency approved was used for review.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-1,475.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $5,162.50 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Lender Credit Tolerance Violation: The lender credit was reduced from $1,475.00 to $0 Without a Valid change of circumstance or evidence of cure provided to Borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The loan discount points increased from $XXXX to $5,162.50 Without a Valid change of circumstance or evidence of cure provided to Borrower.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The Affiliated Arrangement Disclosure provided is dated XX/XX/XXXXhich is more than 3 business days past the Borrower application date of XX/XX/XXXX.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000332	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	AUS was not met due to income documentation missing VOE within 10 days of closing. Income documentation is missing VOE within 10 days of closing.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $145.00 plus 10% or $159.50.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: Property tax has a discrepancy of Lender calculated monthly charge of $709.69 and a manual calculation of $708.33.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased,  Difference of $40.50.  A cure was provided to borrower in the amount of $XXX.00.  A difference of $15.50 is left to provide.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file to verify when the updated copy of the appraisal was provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000333	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX Bank // Account Type: Checking / Account Number: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Application / Processing - Missing Document: AUS not provided
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The DU/AUS was not provided. The loan amount exceeds the maximum conforming loan limit for XXXX county in XXXX which is $XXXX. Hazard Insurance Coverage Amount is insufficient by $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 21,134.23 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: The initial 1003 was not provided.
Federal Compliance - Missing Initial Loan Application Test: The initial 1003 was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial 1003 was not provided.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: The correct Amount of Estimated Property Costs over Year 1 is $21,134.16. It is $00.07 difference.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000334	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Investment property loan designation is Safe Harbor QM per Lender. Federal Compliance - Missing Initial Loan Application Test: Missing signed and dated initial loan application. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing signed and dated initial loan application.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000335	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Income Documentation - Income documentation requirements not met.
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Application / Processing - Missing Document: AUS not provided
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS; 1008 reflects Agency Approved and XXXX AUS showing Non-agency approved was used for review. Verification of employment provided is not within 10 business days of the Note. Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial Loan application not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure does not contain signature from borrower. Unable to determine if the initial closing disclosure was provided to the borrower at least 3 business days prior to closing.
Federal Compliance - Missing Initial Loan Application Test: Initial Loan application not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Loan application not provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000336	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: $XXXX; Total Cash Out: $XXXX; Refi Purpose: Rate/Term [2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000. Cash to Borrower: $XXXX; Total Cash Out: $XXXX Provide the Borrower's verification of Employment within 120 days of the Note.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $595.00 exceeds tolerance of $495.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee disclosed as $495 on LE dated XX/XX/XXXX, but disclosed as $595 on Final Closing Disclosure.  Insufficient or no cure was provided to the borrower.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully execvuted and complete missing Lender's Initial 1003.
Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Provide missing fully executed and complete Affiliated Business Arrangement Disclosure provided within three business days of loan application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine RESPA Homeownership Counseling List compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000337	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee.  Fee Amount of $200.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7727)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000338	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Income Documentation - Large deposits were not sourced and/or letter of explanation was not provided.
[2] Application / Processing - Missing Document: AUS not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing the Approved/eligible AUS Borrower has a large deposit of $XXXX on XX/XX/XXXX. The source of these funds was not provided.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
															REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1				2	[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate lock is missing.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000339	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $319.00 exceeds tolerance of $249.00 plus 10% or $273.90. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Loan file is missing the Intial signed and dated 1003
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Missing Initial Loan Application Test: Loan file is missing the Intial signed and dated 1003
State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment.
Federal Compliance - (Missing Data) Last Rate Set Date: Loan file is missing the Rate Lock Disclosure
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan file is missing the Intial signed and dated 1003
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: No COC was provided to the borrower for the 10% Tolerance cure of $45.10.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000340	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: AUS not provided
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The final AUS is missing. The loan amount exceeds the max conforming loan amount for XXXX county, XXXX. The voe is not dated within 10 business days of the Note date.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $160.00 exceeds tolerance of $124.00 plus 10% or $136.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive credit exceptions with compensating factors.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial loan application is not executed or dated.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000341	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only [2] Income Documentation - Income documentation requirements not met. [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The loan file is missing the AUS associated with the XXXX Feedback report. Verbal VOE within 10 days of closing is not in file for the co-borrower. Verbal VOE within 10 days of closing is not in file for the co-borrower.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 13,258.08 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of Disclosure receipt 3 days prior to closing is not in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: Estimated escrowed costs over year 1 is estimated $13,498.92 per insurance and tax documentation in file.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000342	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match Guideline loan refinance purpose of Rate/Term.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Application / Processing - Missing Document: AUS not provided
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS; XXXX AUS showing non-agency approved was used for review. Exception present - Refi purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2,000. The date issued was not provided. The rate is missing. Most fees on page 2 are missing. Page 4 escrows are not filled out and the top of page 5 is missing information.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date field was blank.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The closing disclosure dated XX-XX-XXXX was not signed or dated. No evidence the borrower received the disclosure at least three business days prior to closing on XX-XX-XXXX.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000343	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	File is missing final AUS; XXXX AUS shows Non-Agency and FNMA guidelines used to review loan. File is missing the pay history for the mortgage being paid off at closing.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 21,018.86 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The loan file is missing the AUS which is causing the loan to waterfall to the stricter QM/ATR testing/requirements
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial 1003 was not provided in the file to verify the application date.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Property costs over year 1 on the final CD are $21,018.86, however the correct amount should be $21,018.84.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									The refinance has decreased the borrower's monthly debt payments by 20% or more.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000344	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXX AUS showing agency approved was used for review. Insurance coverage is $XXXX and the loan amount is $XXXX. The cost to re-new is $XXXX. Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing initial loan application.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing the initial, signed closing disclosure.
Federal Compliance - TRID Loan Estimate Timing: Missing initial loan application.
Federal Compliance - Missing Initial Loan Application Test: Missing initial loan application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial loan application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing the application date to confirm the date of receipt.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000345	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[2] Income Documentation - Income documentation requirements not met.
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower:  $XXXX; Total Cash Out:    $XXXX;  Refi Purpose:  Rate/Term
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Maximum conforming loan amount exceeded. VVOE is not dated within 10 business days of Note. Insufficient self-employment income Using the coverage listed on the insurance binder, the coverage shortage is $XXXX. Verification of Employment dated XX/XX/XXXX is not dated within 10 business days of XX/XX/XXXX Note date.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,850.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,950.00. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Lender Credit Tolerance Violation: Final Lender Credit of $-2,850.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,950.00.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000346	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Tax Verification	Loan amount exceeds Conforming loan limits for 2019. Incomplete Closing Disclosure not provided to borrower.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 9,085.48 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: This id due to missing E-sign consent
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: the subject property is in a flood zone, flood insurance is not escrowed.
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Missing Employment Dates to verify two years current employment.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: This is due to missing application Date.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 9,085.48 on Final Closing Disclosure provided on XX/XX/XXXX not accurate.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000347	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met. [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS; XXXX AUS showing agency approved was used for review. A verification of employment was not completed within 10 business days of the note. Pages 1, 4 and 5 are not complete. Pages 1, 4 and 5 are not complete	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX / Relative Sequence Num: 1 Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Document Error - Closing Disclosure: Dates are not in chronological order.: The dates are verified on the closing disclosure.	SELLER - GENERAL COMMENT (2023-03-30): Issue not reviewed by XXXX Compliance Team. Loan originated more than three years ago; therefore, no impact to investor as the statutory three-year rescission period provided under TILA is expired without recourse.
REVIEWER - GENERAL COMMENT (2023-04-03): Agree 3-year extended rescission rights has elapsed on this loan, RTC exception is downgraded to an EV2-B accordingly.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000348	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXX AUS showing agency approved was used for review. File is missing final AUS; XXXX AUS showing Agency approved was used for review.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $560.00 exceeds tolerance of $244.00 plus 10% or $268.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000349	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided	File is missing final AUS, XXXX AUS showing agency approved was used for review.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The AUS is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: File is missing the Initial signed and dated 1003
Federal Compliance - QM Employment History: The AUS is missing from the file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - Missing Initial Loan Application Test: File is missing the Initial signed and dated 1003
Federal Compliance - (Missing Data) Last Rate Set Date: File is missing the Rate Lock Disclosure
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: File is missing the Initial signed and dated 1003
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No COC was provided to the borrower for the 0% Tolerance cure of $100.00.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000350	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement, Tax Verification	The AUS approval is missing from the loan file.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $97.00 exceeds tolerance of $82.00 plus 10% or $90.20.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $620.00 exceeds tolerance of $511.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Loan Estimate Timing: The initial Loan Estimate is not signed and there is no other evidence of receipt in file.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The Verification of Employment is not dated within ten business days and the loan is waterfalling to QM standard requirements.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: No evidence of earlier receipt provided in file.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $6.80 was provided at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $109 was provided at closing.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000351	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX
[2] Credit Documentation - Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Savings / Account Number: XXXX
[2] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds Guideline high loan to value percentage of XX%
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Application / Processing - Missing Document: AUS not provided	IRA account is over 120 days from closing that was used for funds to close. The most recent statement in the file is dated XX-XX-XX and the note date is XX-XX-XX.
Aged credit report. The XX/XX/XXXXredit report is the most recent credit report.
File is missing final AUS; XXXX AUS showing agency approved was used for review.
Borrower provided only 1 month of statements for this asset.
Missing the final AUS used for approval. Fannie Mae matrix for standard guidelines was used. For a primary rate/term refinance with a FICO over XXX, max LTV is 75%.
Missing the final AUS used for approval. Fannie Mae matrix for standard guidelines was used. For a primary rate/term refinance with a FICO over XXX, max LTV is 75%.
Missing the final AUS used for approval. Fannie Mae matrix for standard guidelines was used. For a primary rate/term refinance with a FICO over XXX, max LTV is 75%.
Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 4,320.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Missing CO First Lien Refinance Notice. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Homeowners Association dues are $360 per year. Final CD lists $4,320, which is $360 per month.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000352	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: AUS not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification, Insurance Verification, Tax Verification
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS; XXXX AUS showing agency approved was used for review. MIssing within 10 days from closing for employer, XXXX. Missing VOE within 10 business days for borrower XXXX for employer, XXXX. The mortgage statement does not reflect escrows. Missing to confirm the full PITIA. Missing within 10 days from closing for employer, XXXX.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Missing the application date.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing the initial, signed 1003.
Federal Compliance - Missing Initial Loan Application Test: Missing the application date.
State Compliance - XXXX Late Charge Percent Testing: Note reflects a 5% late charge.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: This is due to missing signed and dated application (1003)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000353	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met. [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The final AUS is missing. VOE is not dated within 10 business days of the Note date.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence that a closing disclosure was provided to the borrower at least three (3) business days prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial loan application is not signed or dated.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000354	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX. // Account Type: Checking / Account Number: XXXX	Two months bank statements required, one month provided. Two months of assets statements required, only one month provided. Two months required, one month provided.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence borrower was provided appraisal 3 business days prior to consumation.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of homeownership counseling list could not be determined due to the missing initial 1003.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000355	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Income Documentation - Income documentation requirements not met. [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The voe is not dated within 10 business days of the note date. Closing Disclosure is incomplete. Verification(s) of employment is not within 10 business days of the Note.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial loan application date is missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000356	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Income Documentation - Income documentation requirements not met. [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The Verbal Verification of Employment's for both borrower's were not within 10 business days of closing. Several fields are not completed for one of the Closing Disclosures with Date Issued of 11/27. The Verbal Verification of Employment's for the Co-Borrower was not within 10 business days of closing. The Verbal Verification of Employment's for the Borrower was not within 10 business days of closing.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $400.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: The last Loan Estimate was issued on 1/29 and there were several Closing Disclosures issued on 11/27 without evidence they were not provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid Change of Circumstance was not found for the addition of the rate lock fee on the Closing Disclosure with date issued of 11/27.  A tolerance cure is required in the amount of $400 for this zero percent fee.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates and the Affiliated Business Arrangement Disclosure was not in the file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: It was not possible to determine if the disclosure was provided timely since the initial loan application was missing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000357	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement, Tax Verification	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Status Test: Disclosure was not provided.
Federal Compliance - CHARM Booklet Disclosure Status: Disclosure was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing the application date, unable to confirm compliance.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000358	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: purchase Agreement / Sales Contract not provided	Documentations verifying debts paid off not provided. DU to be resubmitted for debts paid prior to closing.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: The loan was tested as origination designation of SHQM; however, the subject property is an investment property. Federal Compliance - Missing Initial Loan Application Test: Initial Loan Application Date is missing. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Initial Loan Application Date is missing.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000359	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met. [2] Application / Processing - Missing Document: AUS not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing final AUS; 1008 shows Agency Approved and XXXX AUS showing non-agency approved was used for review. Co-Borrower VOE not within 10 days of the Note date	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 15,043.62 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Non-escrowed property costs as disclosed on the final 1003 equal $15,043.56 however the final Closing Disclosure has the amount of $15,043.62 which is a variance of $0.06.		Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000360	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Loan Estimate Timing: The loan application date was not provided to determine the timing of the initial Loan Estimate.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The loan application date was not provided to determine the timing of the Homeownership Counseling List.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The loan application date was not provided to determine the timing of the appraisal disclosure.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000361	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Third Party Verification [2] Income Documentation - Income documentation requirements not met.	Third Party Verification of the borrower's self employment was not found. Third Party Verification of Self Employment not found for the borrower. In addition, tax returns were not signed and dated.	REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,010.00  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,016.00. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: A signed and dated e-sign consent disclosure was not found in order to verify the Loan Estimate sent electronically on 11/5 was acceptable.
Federal Compliance - TRID Lender Credit Tolerance Violation: A valid Change of Circumstance was not found for the reduction in the lender credit from $2016 to $2010.  A tolerance cure is required in the amount of $6 for this 0% tolerance fee.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Due to the missing loan application, it was not possible to determine if the disclosure was provided timely.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000362	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Income Documentation - Income documentation requirements not met. [3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	File is missing a VVOE completed within 10 business days of the Note date. File is missing a VVOE completed within 10 business days of the Note date. File is missing the payment history for the 2nd mortgage. File is missing a VVOE completed within 10 business days of the Note date.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,921.87  is less than amount of binding Lender Credit previously disclosed in the amount of $-3,803.00. (9300)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: File is missing a copy of the Initial 1003 signed and dated by the loan originator to evidence the initial application date.
Federal Compliance - TRID Lender Credit Tolerance Violation: The Initial Loan Estimate dated XX/XX/XXXX disclosed a lender credit of $3,803.00, however, the Final Closing Disclosure datedXX/XX/XXXX did not disclose a lender credit, causing a Zero Percent tolerance violation.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a copy of the Initial 1003 signed and dated by the loan originator.
Federal Compliance - Missing Initial Loan Application Test: File is missing a copy of the Initial 1003 signed and dated by the loan originator to evidence the initial application date.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: File is missing a VVOE completed within 10 business days of the Note date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: File is missing a copy of the Initial 1003 signed and dated by the loan originator to evidence the initial application date.
State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): File is missing a copy of the Initial 1003 signed and dated by the loan originator to evidence the initial application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000363	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [3] General - Incomplete Document: Closing Disclosure is incomplete [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: $XXXX; Total Cash Out: $XXXX; Refi Purpose: Rate/Term	An AUS was not provided and the borrower is getting cash out on a R/T Refinance. The loan amount exceeds the maximum conforming loan limit XXXX county in XXXX which is $XXXX. Closing date was not provided.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: A valid CIC was not provided for the APR change.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The loan application date was not provided.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000364	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Adjustments - Excessive site value noted on appraisal without appraiser comments to justify: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] Application / Processing - Missing Document: AUS not provided	File is missing final AUS; XXXX AUS showing agency approved was used for review.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $200.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7568)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $100.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7564)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $9.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75197)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,070.00 exceeds tolerance of $620.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $5,XXXX exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence that the initial CD was provided to the borrower within 3 days of closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The notary fee was disclosed at $0 and increased to $200 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The title endorsement fee was disclosed at $0 and increased to $100 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The recording service fee was disclosed at $0 and increased to $9 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The appraisal fee was disclosed at $620 and increased to $1070 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The loan discount points were disclosed at $0 and increased to $XXX0 with no valid change of circumstance or cure provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Re stated to Non qm	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000365	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [3] General - Incomplete Document: Closing Disclosure is incomplete [3] Application / Processing - Missing Document: Approval not provided [3] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: $XXXX; Total Cash Out: $XXXX; Refi Purpose: Rate/Term	The loan amount exceeds the max conforming loan amount. Date issued was not provided. Provide evidence no draws on heloc in last 12 months inorder to be considered rate/term refinance.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $610.00 exceeds tolerance of $580.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: The initial 1003 was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrowers at least 3 business days prior to closing. InitiXX/XX/XXXX, Closing XX/XX/XXXX.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on XX/XX/XXXX contains a change in APR and was not received by borrower at least 3 business days prior to closing on XX/XX/XXXX..
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least 4 business days prior to closing. InterXX/XX/XXXX, Closing XX/XX/XXXX.
Federal Compliance - Missing Initial Loan Application Test: The initial 1003 was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The initial 1003 was not provided.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): The Prior Lender at Origination is the same as the New lender. The H-8 form was used, the H-9 form should have been used.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000366	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Loan exceeded loan limits. Hazard Policy has a coverage shortfall of $XXXX.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrowers at least three (3) business days prior to closing.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000367	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Application / Processing - Missing Document: AUS not provided	Hazard Policy shortfall coverage in the amount of $XXXX	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,419.70  is less than amount of binding Lender Credit previously disclosed in the amount of $-2,505.00. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Lender Credit Tolerance Violation: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-2,419.70 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,505.00.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000368	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000369	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	3	[3] General - Incomplete Document: Closing Disclosure is incomplete [3] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification	CD is incomplete Missinf Issue Date	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $520.00 exceeds tolerance of $244.00 plus 10% or $268.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Loan file is Missing the Initial Signed and Dated 1003
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Missing Initial Loan Application Test: Loan file is Missing the Initial Signed and Dated 1003
State Compliance - XXXX Late Charge Percent Testing: Note late charge percent ofXX% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock Disclosure is missing from the loan file
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Loan file is Missing the Initial Signed and Dated 1003
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: No COC was provided to the borrower for this 10% Tolerance cure of $XXX1.60.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000370	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	3	[3] Application / Processing - Missing Document: AUS not provided	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 15,744.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: No initial 1003 in file to verify application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000371	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM	3	3	[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																					[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	Federal Compliance - TRID Interim Closing Disclosure Timing Test: The CD datedXX/XX/XXXX was not signed by the Borrower. The file is missing proof that the CD was received by the borrowers at least 3 days prior to closing. The CD datedXX/XX/XXXX is missing the APR calculations on page 5.		Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000372	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	The loan was agency approved with an Originator Loan Designation of SHQM; but the DTI ratio exceeds the maximum allowed by the AUS approval without 6 months reserves. The hazard insurance policy on file is expired. Please provide a hazard insurance policy with effective an effective date prior to closing and expiration date after closing.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Comp factors not compelling enough to support DTI variance
REVIEWER - RE-OPEN COMMENT (2023-03-22): Comp factors not compelling enough to support DTI variance
REVIEWER - GENERAL COMMENT (2023-03-23): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $-388.00. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Lender Credit Tolerance Violation: The initial Loan Estimate disclosed a lender credit of $-388.00, however the final CD disclosed $XXXX.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000373	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-104.25  is less than amount of binding Lender Credit previously disclosed in the amount of $-665.00. (9300)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence that the closing disclosure was provided to the borrower at least three (3) business days prior to closing.
Federal Compliance - TRID Lender Credit Tolerance Violation: No change of circumstance is present and no cure is provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000374	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	3	[3] General - Incomplete Document: Closing Disclosure is incomplete [3] General - Incomplete Document: Closing Disclosure is incomplete [3] General - Incomplete Document: Closing Disclosure is incomplete [3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement, Tax Verification [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Closing Disclosure issued onXX/XX/XXXX is incomplete. Closing Disclosure issued onXX/XX/XXXX is incomplete. Closing disclosure issuedXX/XX/XXXX. The VVOE on file is not dated within 10 business days of the note.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,435.60 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Initial signed and dated loan application is missing in the file.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan Estimate issued on 02-19-2020 was issued after the Initial Closing Disclosure issue date XX-XX-XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Fee was not disclosed on the initial Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated loan application is missing in the file.
Federal Compliance - Missing Initial Loan Application Test: Initial signed and dated loan application is missing in the file.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Initial signed and dated loan application is missing in the file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial signed and dated loan application is missing in the file.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000375	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] General - Loans with an application date after XX/XX/XXXX using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: XX/XX/XXXX	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: 1003 is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Loan is not Agency Salable and is subject to full QM/ATR requirements including a signed lease agreement for rental properties listed on the 1040s
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	REVIEWER - CURED COMMENT (2023-03-01): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

																								Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000376	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge ofXX% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Policy provided, reflecting in file documentation acceptable. Loan Designation updated.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial executed 1003 was not provided in file. Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000377	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXX. [3] General - Incomplete Document: Closing Disclosure is incomplete [3] General - Missing Document: COVID-19 Attestation not provided	POC for appraisal ($595.00) and credit report ($15.43) shown on the final CD but the invoices to confirm these were paid outside of closing were not provided. Sections have either 0 or are blank.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Status Test: Disclosure was not provided.
Federal Compliance - CHARM Booklet Disclosure Status: Disclosure was not provided.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Missing the application date, unable to confirm compliance.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing the application date, unable to confirm compliance.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000378	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.
[3] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[3] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Initial 1003 and application date is not in file. The loan amount exceeds the maximum conforming loan limit XXXX county in XXXX which is $XXXX. Income not used in qualification. Income documentation exceeds COVID 19 guidelines of 60 days prior to closing.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,612.86 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Estimated costs of year 1 of $7,612.80 based on monthly insurance of $7XX and monthly taxes $563.99 based on rounding.		Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000379	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
Federal Compliance - TRID Loan Estimate Timing: Provide Loan Estimate delivered or placed in the mail to Borrower(s) within three (3) business days of application.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully executed and complete missing Lender's Initial 1003.
Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Provide fully executed and complete Affiliated Business Arrangement Disclosure provided within three business days of loan applicaiton.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine RESPA Homeownership Counseling List compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Provide evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000380	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	3	3	[3] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX [3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XX	Aged credit report. Missing proof of payoff of $XX collection to XXXX. Missing proof of payoff of this collection account.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial signed 1003. Federal Compliance - Missing Initial Loan Application Test: Missing signed initial 1003 to ascertain the application date. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing signed initial 1003 to ascertain the application date.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000381	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	1				1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000382	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Appraisal Documentation - Missing Document: Appraisal not provided [3] General - Missing Document: COVID-19 Attestation not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Application / Processing - Flood Certificate Error: Certificate Number was not provided.	Missing the required appraisal on Form 1004.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rapid Value.  Fee Amount of $18.50 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7543)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75158)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ARM Disclosure Status Test: Disclosure not provided.
Federal Compliance - CHARM Booklet Disclosure Status: Disclosure not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rapid Value Fee was not disclosed on the Loan Estimate. No valid COC or evidence of a cure was provided. Tolerance violation of $18.50.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Property Condition Report Fee was not disclosed on the Loan Estimate. No valid COC or evidence of a cure was provided. Tolerance violation of $55.00.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000383	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Statement, Tax Verification	Missing Mortgage Insurance Certificate, initial application is missing.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2122384)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2122385)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Mortgage Insurance Certificate missing from the loan file. Unable to determine accuracy of Payment Streams.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000384	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	Loan was manually underwritten and the loan amount exceeds the maximum amount for the county	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $910.00 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7335)
[2] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge: Note late charge amount of $155.93 exceeds the state maximum of $100.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,672.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC is provided to the borrower for the 0% Tolerance cure of $910.00.
State Compliance - Alabama Late Charge Percent and Amount Testing: Note late charge amount of $155.93 exceeds the state maximum of $100.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,672.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. Due Dilligence amount is $16,671.96.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000385	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Higher Priced QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $104.25 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - Check Loan Designation Match - QM: Loan designated High Priced based on the XX/XX/XXXX Index
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD issued XX/XX/XXXX was electronically received on XX/XX/XXXX per the E-Transaction Report provided. Closing date is XX/XX/XXXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan Discount Point Fee was not disclosed on Loan Estimate dated XX/XX/XXXX and was added with the XX/XX/XXXX Loan Estimate without a valid CIC. No cure listed at close	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000386	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM	3	3	[3] General - Incomplete Document: Closing Disclosure is incomplete [3] Guideline Issue - purchase transactions cannot close in a trust per guidelines. Ineligible transaction.	Issue date not provided. Deficiency comment provided indicated the following: Loan closed in trust with subject property located in XXXX. XXXX is not a Trust state and does not allow loans to close in trust. Customers relocated from XXXX to XXXX with the trust being completed in XXXX.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,203.00 exceeds tolerance of $993.00 plus 10% or $1,092.30.  Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date is missing on Closing Disclosure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD was issued XX/XX/XXXX which less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Data on CD datedXX/XX/XXXX is missing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee increased from baseline of $1092.30 to $1203 with no valid COC or cure provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000387	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	3	[3] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [3] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000388	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	A 1004 appraisal report is required and is missing from the file.	SELLER - GENERAL COMMENT (2023-03-23): See attached Automated Underwriting Feedback on page 11 showing appraisal Waiver used. REVIEWER - GENERAL COMMENT (2023-03-23): AUS provided was submission #61 Due Diligence used AUS submission #83 which was the most recent prior to note date and indicates loan is not eligible for an appraisal waiver. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,081.00 exceeds tolerance of $835.00 plus 10% or $918.50. Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total cure required $165.50 for Title fee increased. Missing a valid CIC for the changes and Insufficient total cure was provided at close
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000389	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met.	Loan was AUS approved with a DTI of XX%. Lender used 2 year average on declining income for dividend/interest income. The file does not contain disinterested 3rd party verification of dates of both businesses. The file contains a CPA letter verifying businesses, however, it does not verify dates the businesses have existed.	REVIEWER - RE-GRADED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - RE-GRADED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,964.80 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $182.00 exceeds tolerance of $156.00 plus 10% or $171.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: Final CD reflects incorrect amount for annual Escrowed Property cost of $5,694.80. Actual Escrowed Property costs are $6,964.80. Monthly amounts for escrowed property costs are correct on the final CD.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Loan was AUS approved with a DTI of XX%. Lender used 2 year average on declining income for dividend/interest and is waterfalling to ATR/QM standard DTI requirement of maximum XX%.	REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - CURED COMMENT (2023-03-01): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000390	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Insurance Verification
Insurance Verification, Tax Verification
[2] Document Error - Tax Return end date is more than 90 days prior to note date.  P&L was not found in file.  (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX Note Date:  XX/XX/XXXX;
Calendar End Date: XX/XX/XXXX;	Incomplete CD used for balancing/pre-cd or dummy figures in file with missing information like APR, interest rate, escrows, etc. Incomplete CD used for balancing/pre-cd or dummy figures in file with missing information like APR, interest rate, escrows, etc. Incomplete CD used for balancing/pre-cd or dummy figures in file with missing information like APR, interest rate, escrows, etc.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX/XXXX/Schedule C)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $586.63 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Covid verification requirements were not met, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Covid verification requirements were not met, causing the loan to waterfall through the QM Testing.
Federal Compliance - Sole Proprietorship Income Documentation Test: Most Recent YTD Profit and Loss Statement and Balance Sheet for Arbor Financial are not in file, as required by Covid requirements.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete CD used for balancing/pre-cd or dummy figures in file with missing information like APR, interest rate, escrows, date issued.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete CD used for balancing/pre-cd or dummy figures in file with missing information like APR, interest rate, escrows, date issued.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete CD used for balancing/pre-cd or dummy figures in file with missing information like APR, interest rate, escrows, date issued.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $234,977.27. Due Diligence Finance Charges are $235,327.27. There is a variance of $XXX0.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Incomplete CD used for balancing/pre-cd or dummy figures in file with missing information like APR, interest rate, escrows, date issued.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Closing Disclosure datedXX/XX/XXXXs an Incomplete CD used for balancing/pre-cd or dummy figures in file with missing information like APR, interest rate, escrows, date issued.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee increased without a valid change of circumstance. Cure was not provided at closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000391	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $768.75 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower. (7335)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The most recent 2 years tax transcripts were not included in the loan file and is required per lender guides.	REVIEWER - CURED COMMENT (2023-03-01): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000392	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX/XXXX/S-Corp)
[3] Federal Compliance - Self Employed YTD: Qualified Mortgage (Dodd-Frank 2014): Self-employed qualifying income reflects a declining earnings trend. (XXXX/XXXX/S-Corp)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,742.00 exceeds tolerance of $1,115.00 plus 10% or $1,226.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $337.50 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent ofXX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: The loan originated with a Loan Designation of SHQM. The borrower’s income is declining and supporting documentation explaining the decrease is not in the file which has caused the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - S-Corp Income Documentation Test: The loan originated with a Loan Designation of SHQM. The borrower’s income is declining and supporting documentation explaining the decrease is not in the file which has caused the loan to waterfall through the QM Testing.
Federal Compliance - Self Employed YTD: The loan originated with a Loan Designation of SHQM. The borrower’s income is declining and supporting documentation explaining the decrease is not in the file which has caused the loan to waterfall through the QM Testing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a valid change of circumstance and the tolerance cure provided of $290 is insufficient to cure all tolerance violations.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a valid change of circumstance and the tolerance cure provided of $290 is insufficient to cure all tolerance violations.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Lender did not disclose HOA fees of $111.25 monthly.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000393	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000394	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] General - Missing Document: Verification of Non-US XXXXzen Status not provided	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $752.50 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: The Corrected Closing Disclosure was received at closing on XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee was last disclosed as $380.00 on LE but disclosed as $752.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000395	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] General - Incomplete Document: Closing Disclosure is incomplete [3] General - Missing Document: COVID-19 Attestation not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	DU recommendation was Approve/Ineligible and reason was not cleared. MI cert is missing. Incomplete Closing Disclosures.	REVIEWER - WAIVED COMMENT (2023-04-07): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-07): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $400.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7723)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: The aus with an approve/eligible result and the MI cert. is missing, resulting in a loan designation discrepancy.
Federal Compliance - QM Employment History: The aus with an approve/eligible result and the MI cert. is missing, the loan is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The Revised Loan Estimate was provided on or after the date the Closing Disclosure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $400.00 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	The representative FICO score is above XXX.		TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000396	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete	CD is missing issue date.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $75.00 exceeds tolerance of $XXX.00 plus 10% or $27.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was not provided on Cd dated XX/XX/XXXXFederal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date was not provided on Cd dated XX/XX/XXXXFederal Compliance - TRID Interim Closing Disclosure Timing Test: APR was changed and not 3 days prior to closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The documentation entered for this income source lacks sufficient date/duration information to verify the 2 year history as required by Appendix Q.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee increased with a difference of $47.50, a cure was provided to borrower of $47.50.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000397	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	MI certificate is missing in the file.	REVIEWER - WAIVED COMMENT (2023-04-07): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-07): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent ofXX% exceeds the state maximum of 4%.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $670.00 exceeds tolerance of $492.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The private mortgage insurance certificate is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Employment History: The private mortgage insurance certificate is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The CD dated XX/XX/XXXX shows a 0% APR on page 5.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Loan estimate issued XX/XX/XXXX was issued after the initial closing disclosure issued on XX/XX/XXXX.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial signed and dated loan application is missing in the file.
State Compliance - North Carolina First Lien Late Charge Percent Testing: The charge will be 5.00% of the overdue payment per the note.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was last disclosed as $492.00 on the initial loan estimate, but disclosed as $670.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000398	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
																						Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000399	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $217.00 exceeds tolerance of $138.00 plus 10% or $151.80.  Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: No evidence that the initial CD was provided within 3 days of the closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The aggregate fees exceed the maximum 10% tolerance of $151.80 with no valid change of circumstance or cure provided.
																						Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000400	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Application / Processing - Missing Document: Missing Final 1003	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,750.00 exceeds tolerance of $1,570.00 plus 10% or $1,727.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial Closing disclosure 3 days prior to closing is not in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
																						Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Tolerance Fees increased without a valid change of circumstance. Cure was not provided at closing.	REVIEWER - CURED COMMENT (2023-02-22): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000401	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification	Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.		1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock					-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000402	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Application / Processing - Missing Document: Fraud Report not provided	Hazard Insurance Provided has coverage amount of $XXXX with a shortfall of $XXXX.	SELLER - GENERAL COMMENT (2023-03-27): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. Hazard insurance Replacement Cost Matrix states that all USAA insurance poliies provide replacement cost basis.
REVIEWER - GENERAL COMMENT (2023-03-27): SitusAMC utilizes FannieMae’s definition of acceptable coverage
•100% of the insurable value of the improvements, as established by the property insurer; or
•the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  Replacement Cost Estimator was not provided.
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to waive and downgrade with compensating factors.
SELLER - GENERAL COMMENT (2023-03-27): Fraud report attached
REVIEWER - GENERAL COMMENT (2023-03-27): Missing Fraud Report for Co-Borrower.
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,464.38 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXX0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,241.65 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for this 0% Tolerancre Cure of $1,464.38.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Policy provided reflecting documentation acceptable.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Signed and Dated Rate Lock Disclosure
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Amount of Estimated Property Costs over Year 1 of 16,241.65 on Final Closing Disclosure provided on XX/XX/XXXX not accurate.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000403	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM (43-Q)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Loan amount $XXXX. Total coverage $XXXX. Coverage shortfall $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Primary residence purchase and Calculated Finance Charge exceeds disclosed Finance Charge by more than $100. Variance of $146.54.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000404	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	DU to be resubmitted for debts paid prior to closing. There's a coverage shortfall of $XXXX	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $825.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $890.00 exceeds tolerance of $580.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD was issued XX/XX/XXXX which less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee increased from baseline of $0 to $825 with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased from baseline of $580 to $890. Cure of $310 was provided, however it was insufficient for total required.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000405	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	2	[2] General - Missing Document: COVID-19 Attestation not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,608.60 exceeds tolerance of $1,158.00 plus 10% or $1,273.80.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $345.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Loan originated post December 2015, the subject property is in a flood zone, flood insurance is not escrowed.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent ofXX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 3,918.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,562.80 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Page 1 of CD shows Yes to some insurance in escrow, but page 2 only shows taxes as escrowed.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: $334.80 tolerance due to increase in Title - Closing/Escrow and Title - Lender's Title Insurance fees. No valid COC or evidence of cure was provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Relock at Market Rate Fee was not disclosed on the initial LE but $345.00 on the final CD. No valid COC or evidence of cure was provided. Tolerance violation of $345.00.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Disclosure was signed at closing.
Federal Compliance - Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone: Final CD does not show flood insurance as escrowed.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Initial deposit shown on the disclosure is $2,078.30 but final CD shows $1,805.30.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Page 4 of final CD shows Wind Insurance, and Homeowner's insurance but page 2 does not show flood insurance as escrowed.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: Page 4 of final CD shows County Tax and Flood Insurance as escrowed but page 2 only shows taxes as escrowed.	Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000406	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	3	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only [2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification	VVOE dated within 10 business days of the note was not provided.	REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to waive exception. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,420.00 exceeds tolerance of $610.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive with compensating factors.	REVIEWER - CURED COMMENT (2023-03-01): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000407	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient by $XXXX.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The loan was approved with an Originator Loan Designation of SHQM.
Federal Compliance - QM DTI: otal Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least 3 business days prior to closing. InitiXX/XX/XXXX, Closing XX/XX/XXXX.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000408	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided	Loan is missing AUS and is waterfalling to ATR/QM standard documentation requirements.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for $XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Federal Compliance - Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXXX/XXXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX/XXXX/Schedule C)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,431.00 exceeds tolerance of $1,160.00 plus 10% or $1,276.00.  Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Loan is missing AUS and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Loan is missing AUS and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Self Employed YTD: Loan is missing AUS and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - Sole Proprietorship Income Documentation Test: Loan is missing AUS and is waterfalling to ATR/QM standard documentation requirements.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten percent  Fee increased from baseline of $1276 to $1431 with no valid COC or cure provided.
																						Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.		Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000409	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXXX/XXXX/Partnership)
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX/XXXX./S-Corp)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The DTI exceeds XX%, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Partnership Income Documentation Test: The stated loan designation is not valid and is causing the loan to waterfall through the QM Testing.
Federal Compliance - QM DTI: The DTI exceeds XX%, causing the loan to waterfall through the QM Testing.
Federal Compliance - S-Corp Income Documentation Test: The stated loan designation is not valid and is causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000411	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Loan details and lender charges are not captured on the closing disclosure. Hazard insurance coverage is not documented. Unable to determine if coverage is sufficient.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																					[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Annual HOA dues of $284 are verified by audit, but not reported on the closing disclosure.	REVIEWER - GENERAL COMMENT (2023-04-03): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000412	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,179.00 exceeds tolerance of $1,071.00 plus 10% or $1,178.10. Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No indication of a valid Change of Circumstance or lender provided cure found in the file.
																						Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.					TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000413	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX Retired/Social Security)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Check Loan Designation Match - QM: The security instrument is notarized prior to the note date, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000414	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete	Missing information on pages 1, 4 and 5. Pages 1, 4 and 5 are incomplete.	SELLER - GENERAL COMMENT (2023-03-24): See attached loan notes showing Appraisal waiver was used. REVIEWER - GENERAL COMMENT (2023-03-24): Most recent AUS in file is a DU and it does not reflect the Special Feature Code for PIW. Please provide DU with Special Feature Code. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan ofXX% is in excess of the allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $15,700.63 on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX orXX%).
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $14,445.63 exceeds tolerance of $1,455.00.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: Loan originated with Safe Harbor QM loan designation.
Federal Compliance - QM Points and Fees 2021: The points and fees exceeded the maximum allowed by $XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The zero percent Tolerance Fee for the loan discount points disclosed on the loan estimate at $1,455, however, it is indicated on the final closing disclosure in the amount of $14,445.63.  There is no valid change of circumstance in the file, and a sufficient cure was not provided by the Lender.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX.		TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000415	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: PITIA months reserves discrepancy.: Calculated PITIA months reserves of XX is less than AUS PITIA months reserves of 17.00.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[2] General - Missing Document: Account Statements - Personal not provided
[2] General - Missing Document: Account Statements - Personal not provided
[2] General - Missing Document: Account Statements - Personal not provided
[2] Loan File - Missing Document: Hazard Insurance Policy not provided
[2] Application / Processing - Missing Document: Other not provided	Missing asset verification for XXXX Bank XXXX, XXXX Bank XXXX and XXXX Bank XXXX verifying assets required for closing and reserves.
Missing asset verification for XXXX Bank XXXX, XXXX Bank XXXX and XXXX Bank XXXX verifying assets required for closing and reserves.
Missing asset verification for XXXX Bank XXXX, XXXX Bank XXXX and XXXX Bank XXXX verifying assets required for closing and reserves.
Missing asset verification for XXXX Bank XXXX, XXXX Bank XXXX and XXXX Bank XXXX verifying assets required for closing and reserves.
Missing asset verification
Missing asset verification for XXXX Bank XXXX, XXXX Bank XXXX and XXXX Bank XXXX verifying assets required for closing and reserves.
Missing asset verification for XXXX Bank XXXX, XXXX Bank XXXX and XXXX Bank XXXX verifying assets required for closing and reserves.
Missing asset verification for XXXX Bank XXXX, XXXX Bank XXXX and XXXX Bank XXXX verifying assets required for closing and reserves.
Missing a copy of the XXXX dated XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000416	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Income Documentation - Large deposits were not sourced and/or letter of explanation was not provided. [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX HOA Verification Insurance Verification, Tax Verification	Missing verification of unsourced deposit. Source and season of XXXX deposit into account XXXX on XX/XX/XXXX not provided. 60 days source and season required.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000417	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: The loan designation of Safe Harbor QM is inaccurate due to the loan status of Investment Property.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000418	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided		REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000419	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Multiple sections are incomplete on the Closing Disclosure dated 12/18 had multiple sections missing.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates and the Affiliated Business Arrangement Disclosure was not found.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000420	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: SEVERE WINTER STORMS, FLOODING, LANDSLIDES, AND MUDSLIDES Disaster Declaration Date: XX/XX/XXXX [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Tax Verification [2] Guideline Issue - Title is Vested in a Trust. Required documentation is missing or does not meet the criteria per the guidelines.	Property Inspection Report dated XX/XX/XXXX shows damage exists, exception remains. The mortgage statement indicates taxes and insurance are not escrowed. Tax and Insurance verification are not provided. Title is held in a trust, however, the borrower signed as an individual and the signed certification of trust is missing from the file	REVIEWER - GENERAL COMMENT (2023-03-16): The BPO provided is datedXX/XX/XXXXmost recent disaster date isXX/XX/XXXXREVIEWER - GENERAL COMMENT (2023-06-01): Property Inspection Report dated XX/XX/XXXX shows damage exists, exception remains. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	2	[2] General Appraisal Requirements - The appraisal revealed property damage.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	The BPO states damage observed, provide clarification if a new roof is required.	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Loan Designation used is Safe Harbor QM, even though the subject is an Investment property.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to XX%. The representative FICO score is above XXX.		-	C	C	C	C	C	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C
XXXX	XXXX	XXXX	20000421	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,741.25 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan discount points increased to $1,741.25 without a Valid Change of Circumstance or evidence of cure provided to the Borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation restated.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000422	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete	CD is incomplete. CD is incomplete.	REVIEWER - GENERAL COMMENT (2023-03-24): AUS pulled XX.XX.XX reflected loan was not eligible for a waiver and required an appraisal. Appraisal was not provided in the loan file. REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to waive and downgrade with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,514.42 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Policy provided reflecting documentation acceptable. Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: The Amount of Estimated Property Costs over Year 1 of 16,514.42 on the final CD page 4 does not match the Amount of Estimated Property Costs over Year 1 of 16,514.40 on the loan		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000423	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	1	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Subject is an Investment property and Loan was provided with a Loan designated of Safe Harbor QM. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Provide signed and dated initial application in order to determine compliance with timing requirements.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000424	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing Mortgage Insurance Certificate.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-07): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $460.00 exceeds tolerance of $XXX9 plus 10% or $284.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Sales Tax.  Fee Amount of $73.66 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7712)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Loan is waterfalling to ATR/QM standard requirements because the loan was AUS approved with a DTI of XX% and the calculated DTI is XX% which exceeds the XX% maximum allowable, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan is waterfalling to ATR/QM standard requirements because the loan was AUS approved with a DTI of XX% and the calculated DTI is XX% which exceeds the XX%  maximum allowable.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The CD reflects finance charge of $206,504.45, calculated finance charge is $207,727.12, variance of $1222.67.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The Corrected Closing Disclosure was provided at closing onXX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $201 due to increase of recording fee.  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Sales Tax Fee was last disclosed as $XXXX on LE but disclosed as $73.66.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000425	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX Bank // Account Type: Checking / Account Number: XXXX
[2] Asset Documentation - Asset documentation requirements not met.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] General - Missing Document: COVID-19 Attestation not provided
[2] Loan File - Missing Document: Hazard Insurance Policy not provided
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXX Bank // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX Bank // Account Type: Checking / Account Number: XXXX, Financial Institution: XXXX Bank // Account Type: Savings / Account Number: XXXX Note Date: XX/XX/XXXX;  Notary Date: XX/XX/XXXX
Note Date: XX/XX/XXXX;  Notary Date: XX/XX/XXXX
Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	Per AUS findings submission #27 datedXX/XX/XXXX, an appraisal report is required. Asset timeframe exceeds COVID-19 guidelines. COVID-19 asset time frame guidelines were exceeded. The hazard insurance policy and appraisal are missing in the file. COVID-19 attestation is missing in the file. Hazard insurance policy is missing in the file. Asset timeframe exceeds COVID-19 guidelines.	SELLER - GENERAL COMMENT (2023-03-15): See attached loan notes, showing appraisal waiver was used.
REVIEWER - GENERAL COMMENT (2023-03-15): Per the most recent AUS, an appraisal is required, exception remains.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
															REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Application / Processing - Missing Document: Missing Lender's Initial 1003: A signed and dated initial loan application is missing in the file.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX.		-	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000427	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of  exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of  exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of  exceeds AUS loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] General - Missing Document: COVID-19 Attestation not provided
[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Required appraisal is missing as required by AUS. Required appraisal is missing as required by AUS. Required appraisal is missing as required by AUS. File is missing the appraisal	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX/XXXX/Schedule C)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,915.00 exceeds tolerance of $1,335.00 plus 10% or $1,468.50.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $836.00 exceeds tolerance of $792.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75158)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee.  Fee Amount of $18.50 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7514)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Failure is due to missing appraisal and Balance sheets.
Federal Compliance - Sole Proprietorship Income Documentation Test: The Year end and year to date Balance Sheet is missing from the file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: File is missing a Valid change of circumstance and the cure provided is insufficient to cure tolerance issues.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for this 0% Tolerance fee of $44.00
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for this 0% Tolerance fee of $55.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No COC was provided to the borrower for this 0% Tolerance fee of $18.50
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Signed and Dated Rate Lock Disclosure	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. The representative FICO score is above XXX.		TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000428	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	The Mortgage Insurance Certificate was not found in the file. In addition, the AUS decision was Approve/Ineligible due to LTV at 97% for a non First Time Homebuyer. Using the coverage listed on the insurance policy, the coverage shortage is $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-07): Seller provided MI data and the condition for the MI cert has been waived.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates and the Affiliated Business Arrangement Disclosure was not found.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000429	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	The full appraisal was not provided as required on the AUS.	SELLER - GENERAL COMMENT (2023-03-15): See attached Rapid Value, used for property valuation. REVIEWER - GENERAL COMMENT (2023-03-15): Per the most recent AUS used for review, a complete appraisal is required, exception remains. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure was not signed or dated to determine if the borrower received the disclosure at least three business days prior to closing on XX/XX/XXXX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000430	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided
[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXX // Account Type: Checking / Account Number: XXXX Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	File is missing final AUS; XXXX AUS showing agency approved was used for review. Update : Provide more recent account statement for account ending XXXX. The AUS required Mortgage Insurance and an exterior appraisal (Form 1004) and neither are provided. Asset documentation is required to be dated within 60 days of closing and the statements do not meet that requirement.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-07): Seller provided MI data and the condition for the MI cert has been waived. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: The Mortgage Insurance Certificate and Appraisal (Form 1004) are not provided causing the loan to waterfall through QM testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI Ratio of XX%.  However, the Mortgage Insurance Certificate and Appraisal (Form 1004) are not provided, causing the loan to waterfall to standard ATR/QM DTI Ratio of XX%.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above XXX.		TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000432	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXX is less than AUS Available for Closing of  $XXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXXX.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Assets shown on the AUS were not provided in the loan file. Missing assets shown on the AUS. Assets shown on the application and AUS were not provided in the loan file. Missing assets shown on the AUS. Several fields are blank. Several fields are blank. Several fields are blank.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator waived exception.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - GENERAL COMMENT (2023-04-07): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-485.00. (9300)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $370.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75203)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not provided.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not provided.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not provided.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender credit disclosed as -$485.00 on the Loan Estimate but was removed on the final Closing Disclosure. No valid COC or evidence of a cure was provided. Tolerance violation of $485.00.
Federal Compliance - TRID Loan Estimate Timing: Application date XX/XX/XXXX and Loan estimate was issued on XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Survey Fee was not disclosed on the Loan Estimate. No valid COC or evidence of cure was provided. Tolerance violation of $370.00.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive with compensating factors.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date XX/XX/XXXX and disclosure is dated XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing proof when the borrower received a copy of the appraisal.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000433	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX, Credit Report: Original // Public Record Type: Collections / Balance: XXX	Using the coverage listed on the insurance binder, the coverage shortage is $XXXX. Collections aggregate over $XXXX and is required to be paid per AUS.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-07): Seller provided MI data and the condition for the MI cert has been waived. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - Investment Property Submitted as QM: The loan was approved AUS/ DU with an Originator Loan Designation of  SHQM. We are missing MI certificate resulting in a loan designation discpreancy.
Federal Compliance - Missing Initial Loan Application Test: An initial 1003 was not provided.
																						Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: An initial 1003 was not provided.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000434	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	1	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Improper Originator Loan Designation of Safe Harbor QM for Investment property.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000435	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan amount discrepancy.: Note loan amount of $XXXX exceeds AUS loan amount of $XXXX. [3] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of Rate/Term does not match AUS loan refinance purpose of Cash-out - Other. [3] Insurance Documentation - Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance. [3] Loan File - Missing Document: Hazard Insurance Policy not provided	There is a discrepancy between AUS results and loan documentation in file. AUS results outline cash out with loan amount of $XXXX, but documentation in file indicate less than $2,000 cash back and a loan amount of $XXXX. Borrower received less than $2,000 or 2% cash back making the loan a Rate and Term refinance.	SELLER - GENERAL COMMENT (2023-03-29): Streamline Hazard Insurance review done on this loan and approved. Policy states: Evidence of hazard insurance is not required on XXXX to XXXX refinances when all of the Streamline Insurance Review requirements are met. Automation determines eligibility by reviewing the following: - The transaction must be a Wells to Wells refinance. - The insurance information in CORE (origination system) must match the insurance information in the Online Payoff System (OPS). - The loan must be insured by an individual insurance policy, not a master policy (commonly found with attached condos, attached PUDs, or co-ops). - The loan cannot require flood insurance. - The existing loan cannot have lender placed insurance. - The existing hazard insurance policy must have replacement cost coverage. - The insurance policy cannot be set to renew within 30 days after the new loans disbursement date.
REVIEWER - GENERAL COMMENT (2023-03-31): Document not provided and is required.  Exception remains.
SELLER - GENERAL COMMENT (2023-03-29): Streamline Hazard Insurance review done on this loan and approved. Policy states:  Evidence of hazard insurance is not required on XXXX to XXXX refinances when all of the Streamline Insurance Review requirements are met. Automation determines eligibility by reviewing the following:  - The transaction must be a Wells to Wells refinance. - The insurance information in CORE (origination system) must match the insurance information in the Online Payoff System (OPS). - The loan must be insured by an individual insurance policy, not a master policy (commonly found with attached condos, attached PUDs, or co-ops). - The loan cannot require flood insurance. - The existing loan cannot have lender placed insurance. - The existing hazard insurance policy must have replacement cost coverage. - The insurance policy cannot be set to renew within 30 days after the new loans disbursement date.
REVIEWER - GENERAL COMMENT (2023-03-31): Document not provided and is required. Exception remains.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,812.50 exceeds tolerance of $4,594.00. Insufficient or no cure was provided to the borrower. (XXX0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $9,192.50 on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or XX%).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Discount Points fee increased without a valid change of circumstance. Cure was not provided at closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Please provide rate lock to verify loan being tested on correct date.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing application date.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000436	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing the approve/eligible AUS and mortgage insurance certificate.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-07): Seller provided MI data and the condition for the MI cert has been waived.	3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	Uniform Residential Appraisal Report indicates the subject as a PUD. The BPO reflects the property type as Single Family Detached.	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,342.04 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Unable to determine if amount of non-escrow costs disclosed on the loan approval due to missing information. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure was not provided to the borrower within 3 days of closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to XX%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000437	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The loan is not agency saleable due to amount and DTI. Loan is waterfalling through QM/ATR guidelines for compliance testing. The hazard insurance coverage provided is insufficient by $XXXX.	REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to waive and downgrade with compensating factors.
SELLER - GENERAL COMMENT (2023-03-29): Hazard insurance coverage is sufficient. Evidence of insurance provided reflects adequate coverage. Losses to the dwelling will be paid on a replacement cost basis. XXXX renewal for this loan (effectiveXX/XX/XXXXXX/XX/XXXX) policy number 06-EG-T134-6, attached.  * Per Hazard Insurance Replacement Cost Matrix, XXXX homeowners insurance policies that reflect replacement cost - similar construction is acceptable.
REVIEWER - GENERAL COMMENT (2023-03-31): Dwelling coverage per HOI document is $XXXX plus increased coverage of $XXXX leaves a shortfall of $XXXX.  No replacement cost estimator provided.
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Missing the issue date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Missing the issue date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Missing the issue date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Missing the issue date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD was not provided within 3 days of the closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	SELLER - GENERAL COMMENT (2023-04-04): ATR adequately supported. ***Compensating factors 1- Fixed Income 2- Conservative use of revolving debt 3- Excellent mortgage & credit payment history 4- LTV 80% (20% down payment) 5- Strong post close reserves 6- Demonstrated ability to save 7- Significant equity in other real estate owned 8- Income that the borrower receives but was not used to qualify
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.
REVIEWER - GENERAL COMMENT (2023-04-05): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000438	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Loan File - Missing Document: Hazard Insurance Policy not provided	CD dated XX/XX/XXXX was incomplete.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Borrower did not received change of APR 3 days prior to closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000439	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,124.00 exceeds tolerance of $1,770.00 plus 10% or $1,947.00. Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 17,673.79 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $177 due to increase of Title Fees. No valid COC provided, nor sufficient cure provided on final CD.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: The final CD disclosed the Amount of Total Property Costs over Year 1 as $17,673.79 on page 4; however the annual taxes and homeowners insurance total are $17,673.72.	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000440	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan refinance purpose of Limited Cash-out GSE.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000441	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of  $XXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[2] General - Missing Document: HUD/CD (Asset) not provided
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Closing / Title - Title Error: Title vesting does not concur with deed
[2] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Missing closing statement from sale of previous residence.
The AUS required $XXXX to be verified.  However, the closing statement from sale of previous residence as required by the AUS is missing.
$XXXX
Missing closing statement from sale of previous residence.
Missing closing statement from sale of previous residence.
Missing mortgage insurance certificate.
Title vesting on purchase Money Mortgage does not match warranty deed and preliminary title. It is noted that a Corrective purchase Money Mortgage was executed by the borrower and notary onXX/XX/XXXX to correct the vesting on page 1 section B from joint tenancy to joint tenancy with full rights of survivorship, not tenants in common.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
SELLER - GENERAL COMMENT (2023-05-17): The address appears to be an exact match.
															REVIEWER - GENERAL COMMENT (2023-05-17): The BPO was received, the BPO matches however the 1004 full appraisal lists a different city.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: restated to Non qm Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial signed 1003.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000442	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $179.00 exceeds tolerance of $121.00 plus 10% or $133.10. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive with compensating factors.	REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																									The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000443	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXXX/XXXX/S-Corp)
[3] Federal Compliance - Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXXX/XXXX/Schedule C)
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXX/XXXX/Schedule C)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,969.45 exceeds tolerance of $1,542.00 plus 10% or $1,696.20.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $210.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - S-Corp Income Documentation Test: Loan is water-falling to ATR/QM standards
Federal Compliance - Self Employed YTD: Loan is water-falling to ATR/QM standards
Federal Compliance - Sole Proprietorship Income Documentation Test: Loan is water-falling to ATR/QM standards
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD was issued XX/XX/XXXX which less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Cure of $273.25 was provided for fee increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee increased from baseline of $0 to $210 with no valid COC or cure provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000444	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	The interest rate is not provided and page 5 is blank.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: The corrected closing disclosure was not signed or dated to determine if the borrowers received the disclosure at least three business days prior to the closing on XX/XX/XXXX.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: The closing disclosure dated XX/XX/XXXX was issued prior to the loan estimate, dated XX/XX/XXXX.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000445	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of is less than AUS qualifying asset balance of $XXXX. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XX. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Bank Statements are missing. Bank Statements are missing. There's a coverage shortfall of $XXXX	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,178.13 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXX0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discounts points increased from baseline of $0 to $1,178.13 with no valid COC or cure provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000446	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan amount discrepancy.: Note loan amount of $XXXX exceeds AUS loan amount of $XXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[2] General - Final Title Policy Coverage is less than Original Loan Amount.: The Final Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Final in file.
[2] Insurance Documentation - Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Loan File - Missing Document: Hazard Insurance Policy not provided	The AUS needs to be resubmitted with the correct loan amount matching the note.
The hazard insurance policy is missing from the file, and the AUS needs to be resubmitted with the correct loan amount and item #14 for omitted liability and the correct loan amount matching the note.
The loan file and AUS do not reflect money from Borrower at closing.  However, the Final signed and dated Closing Disclosure reflects the Borrower bring $XXXX to close.  The loan file does not contain evidence of funds required.
The Final Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Final in file.
Hazard insurance policy is missing in the file. Master policy does not show XXXX-in coverage.
Closing disclosure datedXX/XX/XXXX is incomplete.
Closing disclosure datedXX/XX/XXXX is incomplete.
Closing disclosure datedXX/XX/XXXX is incomplete.
Hazard insurance policy is not in the file.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-31): Aggregator elects to waive and downgrade exception.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
															REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Application / Processing - Missing Document: Missing Lender's Initial 1003: A signed and dated initial loan application is missing in the file.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000447	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Loan File - Missing Document: Hazard Insurance Policy not provided	AUS not provided.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided after XX/XX/XXXX contains a change in APR and was not received by borrower at least 3 business days prior to closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
																						Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Missing AUS; loan is waterfalling to standard QM/ATR documentation requirements.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000449	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	1	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Subject loan is an investment property presented with a Loan Designation of Safe Harbor QM which is therefore resulting in a Loan Designation discrepancy.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000450	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	The AUS required an appraisal (Form 1004/70) which is not provided.	SELLER - GENERAL COMMENT (2023-03-23): See attached appraisal used for loan. REVIEWER - GENERAL COMMENT (2023-03-23): Trailing document received was previously provided. AUS requires a full appraisal report (Form 1004/70). REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX/)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $640.00 exceeds tolerance of $551.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The Appraisal (Form 1004/70) is not provided causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The loan was AUS approved with a DTI Ratio of XX%, however an Appraisal (Form 1004/70) is not provided, causing the loan to waterfall to the ATR/QM standard DTI Ratio of XX%.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for current and/or prior employment
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $89 was provided at closing.	REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TILA ATR/QM	D	D	D	D	D	C	C	C	C	C	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000452	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [2] Application / Processing - Missing Document: Verification of Identification not provided	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX Retired/Pension)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX Retired/Pension)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXX Retired/Pension)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $84.00 exceeds tolerance of $75.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $55.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75158)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: Income documentation does not meet Appendix Q requirements, causing the loan to waterfall through QM testing, resulting in an ATR failure.
Federal Compliance - Retirement Documentation: Income documentation does not meet Appendix Q requirements, causing the loan to waterfall through QM testing, resulting in an ATR failure.
Federal Compliance - Retirement Documentation: Income documentation does not meet Appendix Q requirements, causing the loan to waterfall through QM testing, resulting in an ATR failure.
Federal Compliance - Retirement Documentation: Income documentation does not meet Appendix Q requirements, causing the loan to waterfall through QM testing, resulting in an ATR failure.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure missing signatures and dates.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate dated XX/XX/XXXX missing date and signatures.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Final Closing Disclosure Transfer Tax fee amount of $84.00 exceeds Loan Estimate dated XX/XX/XXXX fee of $75.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Property Inspection fee added to the Final Closing Disclosure. Insufficient or no cure was provided to the borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000454	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Hazard insurance policy is insufficient by $XXXX.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-05): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $519.00 exceeds tolerance of $488.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: Loan originated with Safe Harbor QM designation.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XX%. However, the loan is missing the required Mortgage Insurance Certificate, causing the loan to waterfall to the ATR/QM standard DTI requirement of maximum XX%.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided onXX/XX/XXXX did not disclose an issue date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided onXX/XX/XXXX did not disclose an issue date.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided onXX/XX/XXXX did not disclose an issue date.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure datedXX/XX/XXXX was not deemed received by the borrower untilXX/XX/XXXX and the note date isXX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000455	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM (43-Q)	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	“Date Issued” and "Product" in Loan Details section is blank “Date Issued” and "Product" in Loan Details section is blank “Date Issued” and "Product" in Loan Details section is blank	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-05): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,346.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $1,345.88 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 4,140.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: “Date Issued” and "Product" in Loan Details section is blank
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: “Date Issued” and "Product" in Loan Details section is blank
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: “Date Issued” and "Product" in Loan Details section is blank
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: “Date Issued” and "Product" in Loan Details section is blank
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: “Date Issued” and "Product" in Loan Details section is blank
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: “Date Issued” and "Product" in Loan Details section is blank
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: “Date Issued” and "Product" in Loan Details section is blank
Federal Compliance - TRID Lender Credit Tolerance Violation: Missing a valid Change of Circumstance for reduction in the Lender credit.  Final Lender Credit of -$XXXX is less than amount of binding Lender Credit previously disclosed in the amount of -$1,346.00.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid Change of Circumnstance.  Final Closing Discosure does not disclose a Lender cure credit.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: Mortgage Insurance Certitificate not provided.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000456	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Safe Harbor QM	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided		REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000457	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000458	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM (43-Q)	3	2	[2] Application / Processing - 1003 Error: XXXXzenship Source Documentation was not provided: Borrower: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Document Error - Borrower(s) is not a U.S. XXXXzen, and the guideline required documentation was not provided.: Borrower: XXXX
[2] General - Missing Document: Verification of Non-US XXXX Status not provided
[2] Income Documentation - The verification of employment is required and was not found in file.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of XXXX not in file for Co borrowers. Income not used to qualify borrowers.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,384.00 exceeds tolerance of $3,412.00 plus 10% or $3,753.20. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (77101)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $4,384.00 exceeds tolerance of $3,412.00 plus 10% or $3,753.20. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX.00 exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000463	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] General - Initial Rate Lock rate date is not documented in file.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 3,180.85 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $86.00 exceeds tolerance of $43.00 plus 10% or $47.30.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $915.00 exceeds tolerance of $518.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: Less than 2 years employment verified, resulting in a loan designation discrepancy.
Federal Compliance - QM Employment History: Less than 2 years employment history verified in file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the Closing Disclosure dated XX/XX/XXXX was provided to Borrower(s) at least three (3) business days prior to closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide missing fully executed and complete Lender's Initial 1003.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Provide fully executed and complete Affiliated Business Arrangement Disclosure provided to the borrower within three business days of application.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Amount of Estimated Property Costs over Year 1 of $3,180.85 on Final Closing Disclosure provided on XX/XX/XXXX not accurate based on the Non-Escrowed property tax of $265.07/mo. or $3180.84/yr.	REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000464	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Missing Document: COVID-19 Attestation not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Tax Verification	MI Cert not provided. Missing Covid 19 attestation. Missing MI certification. Missing tax and insurance statements for investment property.	REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data, however the loan amount received does not match loan amount on Note from origination, exception remains.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXX/XXXX/Bonus)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2139898)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2139897)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2139897)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2139898)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2139897)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.
Federal Compliance - Overtime Bonus Method of Calculation: Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Missing MI Cert
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Missing MI Cert
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: Missing MI Cert
Federal Compliance - TRID Final Closing Disclosure Principal and Interest: Final CD siogned on XX/XX/XXXX and reflects a loan amount of $XXXX but Note and Security instrument reflecty loan amount of $XXXX.  If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:
1. Letter of explanation
2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery
4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD.
6. If a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: Final CD siogned on XX/XX/XXXX and reflects a loan amount of $XXXX but Note and Security instrument reflecty loan amount of $XXXX.  If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:
1. Letter of explanation
2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery
4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD.
6. If a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final CD siogned on XX/XX/XXXX and reflects a loan amount of $XXXX but Note and Security instrument reflecty loan amount of $XXXX.  If the CD reflects the transaction the borrower and lender intended to make, but an error on the Note exists, we believe a modification of the note would be appropriate to bring the disclosures back in line (as opposed to redisclosing the CD to match the terms of the Note which were never the intended terms). If, on the other hand, the note reflected the correct loan, but the CD was off, then we believe the cure would need to include the corrected PCCD reflecting the terms of the Note (along with other required cure documents such as refund check, etc.).
It is important to note two things with regards to the modification: (1) the modification should not be unilateral but rather be agreed to by both parties (lender and borrower). Any evidence of coercion to sign the modification should result in not accepting it as a means to cure; and (2) if the modified note results in an APR, finance charge, and TOP that matches the final CD, there is no issue. However, if the modified note results in a higher APR, finance charge or TOP, then a cure including a refund of the underdisclosed amount would also be required to fully effectuate the cure (i.e., while mod can be used, borrower still cannot pay more than was disclosed on final CD or refund is required).
So, in terms of a cure:
1. Letter of explanation
2. Note modification (sign by bother parties with no evidence of coercion)
3. Proof of delivery
4. If modification results in higher APR, finance charge or TOP, then refund for underdisclosed amount.
5. If modification results in higher APR, finance charge or TOP, then corrected CD.
6. If a rescindable loan and modification results in a change to any material disclosures from that disclosed on the final CD (APR, Finance Charge, Amount Financed, TOP, Payment stream), re-open rescission.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD issuedXX/XX/XXXX Tuesday. No electronic or wet signature. Final CD and note datedXX/XX/XXXX Friday. 3 day time frame was not met.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing initial signed 1003.	REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data, however the loan amount received does not match loan amount on Note from origination, exception remains.
REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data, however the loan amount received does not match loan amount on Note from origination, exception remains.
REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data, however the loan amount received does not match loan amount on Note from origination, exception remains.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000465	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Difference is REO payment for Primary residence.
Deficiency noted with following comment: Occupancy is investment with customer owning 1 additional second home and primary residence. Per Multi financed properties 2% UPB required for second home and 6 months piti for subject. Appears all assets expired or were in a trust and marked do not use. (Note: Subject loan is missing updated AUS indicating borrower's IRA assets for the reserves reuqired for the subject of the second home/investment property transaction of $XXXX and the reserves required for other financed property of $XXXX. IRA statements provided in name of borrower only)	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Origination loan designation was Safe Harbor QM.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000466	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	1				1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000470	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Missing Document: 1007 Rent Comparison Schedule not provided [2] General - Missing Document: COVID-19 Attestation not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Other, Statement, Tax Verification	Closing Disclosure is incomplete.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Loan designation per lender. Federal Compliance - Missing Initial Loan Application Test: Missing initial loan application. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Missing initial loan application.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000474	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	1	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Loan Estimate Timing: Due to loan application date missing, not able to determine if it was sent within 3 days of application.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Verification appraisal was delivered to borrower was not provided.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000475	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $270.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75190)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial Closing Disclosure is not signed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid change of circumstance or cure is not provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000478	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXX Retired/Social Security)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. XXXX Retired/Social Security)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Check Loan Designation Match - QM: The loan in missing Initial Application date, causing the loan to waterfall through QM testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Social Security Documentation: The loan in missing Initial Application date, causing the loan to waterfall through QM testing.
Federal Compliance - Social Security Documentation: The loan in missing Initial Application date, causing the loan to waterfall through QM testing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000481	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of  is less than AUS Available for Closing of  $XXXX.
[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXXX is less than AUS Available for Reserves of $XXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXXX is less than Cash From Borrower $XXXX.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Missing Document: Account Statements - Personal not provided
[2] General - Missing Document: Account Statements - Personal not provided
[2] General - Missing Document: Account Statements - Personal not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification	Missing evidence of all assets reflected on AUS and Final 1003.
Missing evidence of all assets reflected on AUS and Final 1003.
Missing evidence of all assets reflected on AUS and Final 1003.
Missing evidence of all assets reflected on AUS and Final 1003.
Missing evidence of all assets reflected on AUS and Final 1003.
Closing Disclosure does not reflect the Date Issues, Interest Rate and Monthly P&I Payment information.
Closing Disclosure does not reflect the Date Issues, Interest Rate and Monthly P&I Payment information.
Closing Disclosure does not reflect the Date Issues, Interest Rate and Monthly P&I Payment information.
Provided mortgage statement evidencing PITI included in payment.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Improper Originator Loan Designation of Safe Harbor QM was used for an Investment property.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000490	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	No mortgage payee listed on the master policy.	SELLER - GENERAL COMMENT (2023-03-29): "Policy states: ""XXXX is not required to be named as the mortgagee, certificate holder, or as an interested party for master insurance policies.""" REVIEWER - GENERAL COMMENT (2023-03-29): Originator guidelines were not provided, audit utilized FNMA guidelines. When Fannie Mae is not named in the mortgagee clause, the lender's name, followed by the phrase "its successors and/or assigns," and mailing address must be shown as the mortgagee. REVIEWER - WAIVED COMMENT (2023-06-01): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,889.41 exceeds tolerance of $40.00 plus 10% or $44.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $125.63 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $1,849.41 due to increase of Title – Settlement/Closing/Escrow Fee; Title – Recording Service Fee; Title – Abstract/Title Search Fee; Title – Courier/Express Mail/ Messenger Fee. No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee was not disclosed on initial Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include  $125.63, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
State Compliance - XXXX Late Charge Percent Testing: The note states 5.000% for overdue payments.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000495	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXXX is less than AUS Available for Closing of $XXXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXXX is less than AUS qualifying asset balance of $XXXX.
[2] General - Missing Document: Account Statements - Personal not provided
[2] Loan File - Missing Document: Hazard Insurance Policy not provided
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Loan file missing evidence of asset accounts as required by AUS. There was no documentation found in order to support the required assets in the amount of $XXXX as reflected on the most recent AUS prior to disbursement dated on 6/2.	REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.
SELLER - GENERAL COMMENT (2023-03-27): See attached asset verification. Borrower used two savings and a checking account that were all with XXXX Bank. Assets validated through internal digital validation system verifying a total of $XXXX, no asset documents required.
REVIEWER - GENERAL COMMENT (2023-03-27): Bank statements for XXXX savings account in the amount of $XXXX, checking in the amount of $XXX and savings in the amount of $XXX not provided at origination.
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.
SELLER - GENERAL COMMENT (2023-03-27): See attached UW notes verifying approved streamline hazard insurance.
REVIEWER - GENERAL COMMENT (2023-03-27): No Hazard insurance was provided at origination.
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.
REVIEWER - WAIVED COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,505.35 exceeds tolerance of $93.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,555.35 exceeds tolerance of $1,082.00 plus 10% or $1,190.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A tolerance cure was required in the amount of $2412.35 for the increase in the transfer taxes and only $2411..90 was given at closing. A remaining balance of 45 cents is required for this 0% tolerance fee.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): The Maryland Net Tangible Benefit Worksheet was not found.
Federal Compliance - (Missing Data) Last Rate Set Date: The Loan Estimate dated 4/22 indicates the rate was locked.  The earliest lock agreement indicated 4/25.  Evidence of the initial rate lock was not found.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates and an Affiliated Business Arrangement Disclosure was not found.	REVIEWER - GENERAL COMMENT (2023-04-04): Restated to Non QM. Loan Designation currently Non QM. Grade 3 exception for missing initial Loan Application remains. All other exceptions are Grade 1 and 2.
REVIEWER - CURED COMMENT (2023-02-24): Sufficient Cure Provided At Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000498	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM (43-Q)	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	Page 5 was not completed. Page 5 was not completed.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $294.62 exceeds tolerance of $XXXX plus 10% or $XXXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure was not signed or dated to determine if the borrowers received the disclosure at least three business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The closing disclosure was not signed or dated to determine if the borrowers received the disclosure at least three business days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The ten percent Tolerance fees were disclosed at $0, however, the final closing disclosure indicated the fees were $294.62.  There is no valid change of circumstance in the file, and a cure was not provided by the Lender.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 was not signed and dated.
Federal Compliance - (Missing Data) Last Rate Set Date: The rate lock date was not provided.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000566	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	P&L Statement for 2018 not provided and is required as > 90 days have elapsed since last 1120S is due.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000567	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] Application / Processing - Missing Document: AUS not provided	File is missing AUS. The loan amount exceeds the maximum conforming loan limit XXXX county in IL which is $XXXX.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $460.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7567)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $460.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2023-03-03): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000568	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,215.00 exceeds tolerance of $540.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased from baseline of $540 to $1215 with no valid COC or cure provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentations acknowledging receipt of appraisal within 3 business days from closing not provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000569	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match Guideline loan refinance purpose of Rate/Term.	The subject loan amount exceeds the max conforming loan amount for DC. Exception present - Refi purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2,000.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[3] Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,058.20 exceeds tolerance of $2,775.00 plus 10% or $3,052.50. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: XXXX not in approved license status at time of origination
Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: XXXX  not in approved license status at time of origination
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid Change of Circumstance. Final CD does not disclose a Lender cure credit	Federal Compliance - Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: "Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation."	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000570	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	2	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Stocks / Account Number: XXXX [2] Asset Documentation - Asset documentation requirements not met. [2] Income Documentation - Income documentation requirements not met. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Statements for asset verification are over the maximum 120 days old at time of closing. Missing paystubs Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000571	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: AUS not provided [2] Application / Processing - Missing Document: Fraud Report not provided	An AUS was not provided.1008 indicates AUS was used to qualify	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000572	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.	Max loan amount exceeds max conforming loan amount.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The CD reflects TOP of $1,012,218.65, calculated TOP is $1,012,513.65, variance of $295.	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000573	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXX/XXXX/Schedule C)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 21,307.22 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification the final appraisal report was delivered to borrower was not provided.
Federal Compliance - Self-Employed Tax Return Recency: Missing the signed and dated 2018 personal tax returns.
																						Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Total Property Costs over Year 1 as $21,307.22 on page 4; however the annual taxes ($19,795.98) and homeowners insurance ($3,243.85) total are $23,039.83 per year.		Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability. Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000574	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.	Manual underwrite and loan amount exceeds the maximum conforming loan amount for the county of $XXXX	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $152.00 exceeds tolerance of $125.00 plus 10% or $137.50. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2023-03-03): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000576	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Maximum Loan Amount discrepancy.: Note loan amount of $XXXX is greater than Guideline maximum loan amount of $XXXX.	The calculated DTI is higher due to the RE Tax verified amount being higher than the approval. The loan amount exceeds the maximum conforming loan limit XXXX county in XXXX which is $XXXX.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Moderate Credit and Compliance DTI exceptions we can waive and downgrade. Loan Designation restated to Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The calculated DTI is higher due to the RE Tax verified amount being higher than the approval, causing the loan to waterfall through the QM Testing. Federal Compliance - (Missing Data) Last Rate Set Date: There is not a Rate Lock Disclosure in the file.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000577	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. [2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX Bank // Account Type: Checking / Account Number: XXXX	2 months bank statement are required per AUS and only 1 month was provided. Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX. Additional assets were provided but were not used to qualify. 2 months bank statements are required per AUS and only 1 month was provided.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR 3.70% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan ofXX% is in excess of the investor allowable maximum of XX% of the Federal Total Loan Amount. Points and Fees total $5,319.79 on a Federal Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XX or XX%).	Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is equal to or greater than the threshold of APOR 3.70% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Aggregator elected to change designation to Non-QM	SELLER - GENERAL COMMENT (2023-04-04): Agree: Loan is Higher Priced Mortgage based on Final APR exceeding allowable threshold of APOR + 1.5%. Escrow account correctly established. No remediation required
REVIEWER - GENERAL COMMENT (2023-04-05): Exception should be graded an EV3 per Aggregator instruction.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																									Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000578	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Known Issue: LTV not properly calculated for co-op loan. Assumption of pro rata share of blanket mortgage not considered.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $125.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: Neither of the escrow waiver reason checkboxes are marked on the consumer’s final Closing Disclosure.	REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000579	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $21.95 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (7571)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal Waiver signed by Borrower XX/XX/XXXX prior to XX/XX/XXXX closing date Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Final Closing Disclosure discloses a $21.95 Lender cure credit.	REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000580	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met. [2] General - Missing Document: COVID-19 Attestation not provided	Income documentation requirements not met due to missing the Borrower's verified two (2) year employment history. Provide missing COVID-19 Attestation	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $196.00 exceeds tolerance of $150.00 plus 10% or $165.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change Loan Designation to Non-QM.	REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000581	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	2	2	[2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - Income documentation requirements not met.
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
													[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	2 year employment history requirement is not met. 2 year employment history requirement is not met.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000582	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $92.94 exceeds tolerance of $39.00. Sufficient or excess cure was provided to the borrower at Closing. (75208)	Federal Compliance - Check Loan Designation Match - QM: The Employment Gap letter and 2 years signed is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM Employment History: LOE not provided for the Gap in employment and prior employment not verified no more than 10 days prior to the Note date.	REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000583	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	2	2	[2] Application / Processing - 1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.: Borrower: XXXX
[2] Application / Processing - 1003/Declarations:  D. 2. Have you or will you be applying for any new credit (e.g., installment loan, credit card, etc.) on or before closing this loan that is not disclosed on this application? was entered Yes.  Unable to determine qualification without this information.: Borrower: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Application / Processing - Missing Document: AUS not provided
[2] Application / Processing - Missing Document: Fraud Report not provided	Refinance done on primary residence prior to closing but was listed on the 1003. Answered incorrectly. Refinance done on primary residence prior to closing but was listed on the 1003. Answered incorrectly. Missing the AUS. AUS provided was dated after the disbursement date. Using the coverage listed on the insurance binder, the coverage shortage is $XXXX. AUS provided is dated after the disbursement date. The fraud report provided is dated after the disbursement date.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - RE-GRADED COMMENT (2023-04-03): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
															REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - Investment Property Submitted as QM: The loan was tested as origination designation of SHQM; however, the subject property is an investment property, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000584	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Evidence of earlier receipt missing from file.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000592	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Appraisal Reconciliation - Status of property as second home is in question due to distance from primary residence.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The borrower was qualified with monthly income of $XXXX from his employment with the XXXX. However, the year-to-date monthly average is $XXXX. An explanation is not provided to support using the higher income. The subject property is located 16 miles, or 24 minutes, from the borrower's primary residence and the hazard insurance policy includes rental loss coverage. Additionally, the appraisal indicates the subject property is occupied by a tenant. An explanation from the borrower is not provided.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $215.00 exceeds tolerance of $160.00 plus 10% or $176.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change Loan Designation to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: There is no evidence that the lender provided a copy of the appraisal to the borrower three business days prior to closing.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The loan was AUS approved with a DTI Ratio of XX%.  However, the borrower was qualified, in part, with monthly income of $XXXX from his employment with the XXXX but the year-to-date monthly average income is $XXXX. An explanation is not provided to support using the higher income. The re-calculated DTI Ratio is XX%, causing the loan to waterfall to ATR/QM requirements.
																						Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: A cure of $61 was provided at closing.	REVIEWER - RE-GRADED COMMENT (2023-03-21): Aggregator elected to downgrade and waive DTI with compensating factors. REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000595	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds XX% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. due to Total DTI exceeds allowed XX%.
Federal Compliance - QM DTI: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. due to Total DTI exceeds allowed XX%.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above XXX.		TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000596	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: Fraud Report not provided [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate is missing from file.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXXX/25% Vacancy Method)
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Loan originated with Safe Harbor QM designation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score is above XXX.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000602	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,873.88 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $169.00 exceeds tolerance of $136.00 plus 10% or $149.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: The Final CD dated XX/XX/XXXX does not include the MI payment in the Property Costs over one year.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure at closing	SELLER - GENERAL COMMENT (2023-02-16): MI is not required to be disclosed in Escrowed Property Costs over a year 1. total includes HOI at 101.50 per month and taxes at 137.99 per month for a total of 2873.88. amount disclosed is correct
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
SELLER - GENERAL COMMENT (2023-02-16): What does EV2 mean? That is the response to all three conditions on this loan?
REVIEWER - GENERAL COMMENT (2023-02-17): SitusAMC received rebuttal that MI is not required to be included in escrowed property costs.  However, MI is required to be disclosed in the Escrowed property costs.  The TRID 2.0 update, which went into effect with applications taken on or after XX/XX/XXXXoptional compliance date XX/XX/XXXX requires MI to be included in the “Escrowed Property Costs over Year 1”:
Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).  Corrected CD and LOE to borrower including is required.
SELLER - GENERAL COMMENT (2023-02-17): The XXXX CD example on their website shows Mortgage Insurance on page one, not included in the escrow section on page two, and not included in the escrow costs of the year on the final page. Can you please clear this?
REVIEWER - GENERAL COMMENT (2023-02-20): Regulations indicate as follows; The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7)(i)(A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)). Please provide PCCD, LOE and proof of mailing to cure.
SELLER - GENERAL COMMENT (2023-02-20): Per MI cert, MI is zero monthly, borrower paid. MI is not DISCLOSED in the MI section of the CD as the regulation states, so this should not be included in the escrow collection on page 5.
REVIEWER - GENERAL COMMENT (2023-02-21): MI cer tin file shows a monthly premium equal to $110.14.  This amount is disclosed on page one as well.  The amount is paid into an escrow on a monthly basis and should indicate that MI is being collected on page 4, Escrowed property costs over 1 year.  Please provide PCCD and LOE indicating MI is collected on page 4.
SELLER - GENERAL COMMENT (2023-02-23): Please see XXXX example from their website. The escrow section disclosed, matches up with the escrow section costs of one year and does not include MI.
REVIEWER - GENERAL COMMENT (2023-02-24): Effective for loan applications taken on or after October 1, 2018, (TRID 2.0), MI is included in the definition of ‘property costs’ for purposes of the escrow table. While this update had a mandatory effective XX/XX/XXXXthere was also an optional compliance effective XX/XX/XXXXSELLER - GENERAL COMMENT (2023-02-27): yes, but this does not apply to our MI example.
REVIEWER - GENERAL COMMENT (2023-02-28): This change was mandatory for loans after the XX/XX/XXXXeadline.  The application date for this loan isXX/XX/XXXX, which would seem to bring this loan under the requirement umbrella.  Cure is required, please provide PCCD, LOE and proof of mailing.
																							REVIEWER - CURED COMMENT (2023-02-17): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000604	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Verified stated defect. Appraisal is missing. 2055 and BPO have been provided and applied.	SELLER - GENERAL COMMENT (2023-02-20): XXXX to order 2055s REVIEWER - GENERAL COMMENT (2023-02-20): Nothing required from seller.	1				2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Right to Receive A Copy of Appraisal not provided to borrower within three (3) business days of application.	SELLER - GENERAL COMMENT (2023-02-17): Please see the attached Notice of Right to Receive Copy of Appraisal Report, this was disclosed at application to the borrower. REVIEWER - GENERAL COMMENT (2023-02-20): Nothing required from seller.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000607	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000610	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $51.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: Initial Escrow Deposit Disclosure disclosed initial escrow deposit as $1,136.60. Section G on the Final CD reflects initial escrow deposit calculates to $1,136.58.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit Report fee was last disclosed as $50.00 on LE but disclosed as $51.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	SELLER - GENERAL COMMENT (2023-02-16): Signed CD at closing (issuedXX/XX/XXXX) and IEAD both reflect an escrow balance of 1136.60
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
																							REVIEWER - CURED COMMENT (2023-02-15): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000611	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 4,450.68 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	SELLER - GENERAL COMMENT (2023-02-16): MI is not required to be disclosed in Escrowed Property Costs over year 1. total includes HOI at 153.92 per month and taxes at 216.97 per month for a total of 4450.68. amount disclosed is correct
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
SELLER - GENERAL COMMENT (2023-02-20): MI is zero monthly, borrower paid per MI cert. Per regulation, escrow on page should sum up DISCLOSED amount, MI is not disclosed in the escrow account.
REVIEWER - GENERAL COMMENT (2023-02-21): SitusAMC received rebuttal that MI not required in costs.  However, Final CD Escrowed Property Costs over Year 1 and Monthly Escrow Payment, both of these sections need to include the MI. The TRID 2.0 update, which went into effect with applications taken on or after XX/XX/XXXXoptional compliance date XX/XX/XXXX requires MI to be included in the “Escrowed Property Costs over Year 1”: The TRID 2.0 update, which went into effect with applications taken on or after XX/XX/XXXXoptional compliance date XX/XX/XXXX requires MI to be included in the “Escrowed Property Costs over Year 1”: Paragraph 38(l)(7) (A)(4).
																							1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)). Corrected CD and LOE adding in the MI in costs	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000613	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000656	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect. XXXX auto loan added prior to close per post close credit report results in elevated DTI.	SELLER - GENERAL COMMENT (2023-03-16): The new account was not disclosed to us and nor did it appear on our post closing check. REVIEWER - GENERAL COMMENT (2023-03-17): Disclosed defect - new account opened 1/21. Origination credit report includedXX/XX/XXXXnquiry. REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan is NonQM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified disclosed defect. Capital One auto loan added prior to close per post close credit report results in elevated DTI.	SELLER - GENERAL COMMENT (2023-03-21): What are you needing for this? Please advise REVIEWER - GENERAL COMMENT (2023-03-22): Nothing further needed - finding is informational regarding loan designation. SELLER - GENERAL COMMENT (2023-03-16): The new account was not disclosed to us and nor did it appear on our post closing check. REVIEWER - GENERAL COMMENT (2023-03-17): Disclosed defect - new account opened 1/21. Origination credit report includedXX/XX/XXXXnquiry. REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000659	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $845.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 26,251.92 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verified stated defect. Transfer taxes was disclosed as $500.00 on LE, but disclosed as $845.00 on the final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Total Property Costs over Year 1 as $26,251.92 on page 4; however the annual taxes ($23,719.92) and homeowners insurance ($XX%) total are $57,588.96 per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $2,187.66 monthly, correct amount is $2,299.08.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000677	XXXX	$XXX	XX	XX/XX/XXXX	Investment	purchase	N/A	3	3	[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Income Documentation - Income Docs Missing:: Borrower: XXXX Balance Sheet	Verified stated defect. YTD P&L net income of $XXXX as ofXX/XX/XXXXesulted in significantly lower income than lender's $XXXX monthly.	SELLER - GENERAL COMMENT (2023-03-07): Agree that there is a guideline DTI breach. Disclosed defect indicated that due to missing business docs the loan did not qualify. The file is lacking various business docs to support the income used. Defect disclosed that some of the business docs not obtained were (missing YTD, 2020 YE P&L, 2019 signed/dated 1065s, 3rd part VOE). The 2020 ytd P&L supported 2018/2019 1065 income. XX/XX/XXXXtd P&L reflected only 2mths of business income/expense & excluded guaranteed payments. Borrower has a XXX FICO, minimal debt outside of mortgaged investments. In addition, borrower was qualifying without any rents included. Borrower had $XXXX in documented assets. Thank you.
REVIEWER - GENERAL COMMENT (2023-03-08): Lender comments received and acknowledged; however, as noted this was the stated defect and as such, if validated, it must be cited as a part of the SAMC review.  Finding remains open.
REVIEWER - GENERAL COMMENT (2023-03-13): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
SELLER - GENERAL COMMENT (2023-03-14): Agree that the DTI was breached and that most recent P&L datedXX/XX/XXXXas not factored into the underwriter's analysis at the time of closing.
REVIEWER - GENERAL COMMENT (2023-03-15): Lender comment acknowledged; however, the issue must still be cited as a part of the review as it is a valid deficiency of the file.  Finding remains open and no further action is required.
SELLER - GENERAL COMMENT (2023-03-16): Do not agree with XX% DTI calculation.
Investor has subject PITIA (which should be $XXXX) subtracted from income & also included in REO debt total.
In addition the primary HOA dues are $71/mth and not $852/mth for total PITIA of $XXXX.
The REO debt totals $14,855.71:
* Subject $XXXX
* XXXX - $4,630.86
* XXXX - $2,559.85
* XXXX - $3,789.12

Based on Investor income calculation from P&L of $XXXX the DTI would be XX% ($18,817.07 / $XXXX
REVIEWER - GENERAL COMMENT (2023-03-17): DTI is currently XX%.
REVIEWER - GENERAL COMMENT (2023-03-17): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-03-17): Bid Tape reflects DTI of XX%.  Please provide your breakdown of income and debts that reflect that.
SELLER - GENERAL COMMENT (2023-03-20): Please refer to comments made to SitusAMC review doc which was provided to XXXX. Thank you.
REVIEWER - GENERAL COMMENT (2023-03-20): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-03-20): Response on LAS Report has been reviewed.  We match figures with debts and REO.  What is the actual income amount you are using to derive the XX% DTI as reflected on bid tape?
SELLER - GENERAL COMMENT (2023-03-20): We agree that the DTI is not XX% as stated on the LAS doc uploaded as the most recent YTD P&L was not factored into the income analysis.   Using SitusAMC  income of $XXXX Better is getting a DTI of XX%.  ($XXXX income / $18,815.68 debts)
Total Debts $18,815.68:
Subject $XXXX
Primary $3959.97 ($2995 + $893.97 + $71 HOA)
XXXX  $4,630.85
XXXX  $2,559.85
XXXX  $3789.12
REVIEWER - GENERAL COMMENT (2023-03-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-03-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-03-21): DTI reconciled at XX%.
SELLER - GENERAL COMMENT (2023-03-14): Agree that there is a guideline DTI breach.  Disclosed defect indicated that due to missing business docs the loan did not qualify. The file is lacking various business docs to support the income used and the Balance Sheet was also one of them.  Defect disclosed that some of the business docs not obtained were (missing YTD, 2020 YE P&L, 2019 signed/dated 1065s, 3rd part VOE). The 2020 ytd P&L supported 2018/2019 1065 income. XX/XX/XXXXtd P&L reflected only 2mths of business income/expense & excluded guaranteed payments.  Borrower has a XXX FICO, minimal debt outside of mortgaged investments. In addition, borrower was qualifying without any rents included. Borrower had $XXXX in documented assets. Thank you.
REVIEWER - GENERAL COMMENT (2023-03-15): Lender comment acknowledged; however, the issue must still be cited as a part of the review as it is a valid deficiency of the file.  Finding remains open and no further action is required.
															REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	1				1					Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.		-	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000680	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Verified disclosed defect. Per AUS condition 14, Verification of Rent, six months cancelled checks, six months bank statements, or a copy of current fully executed lease agreement and two months cancelled checks was required, nothing provided.	SELLER - GENERAL COMMENT (2023-03-08): The known defect disclosed on the bid tape was "VOR insufficient per agency guidelines." Please update the suspense accordingly. Thank you. REVIEWER - GENERAL COMMENT (2023-03-09): Lender comments acknowledged as the stated defect. Item remains open. REVIEWER - WAIVED COMMENT (2023-03-14): Client elects to downgrade based on compensating factors.	1				1					Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000685	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Coverage is insufficient by $XXXX and file does not contain a Replacement Cost Estimate for further analysis.	SELLER - GENERAL COMMENT (2023-03-09): Coverage in the policy needed to cover the cost to rebuild the home / Replacement Cost Coverage. Appraised value was $XXXX and appraisal cost value was $XXXX with a land value of $XXXX. The replacement cost coverage totaled $1,187.500 (replacement cost coverage of $XXXX with extended replacement cost coverage of $XXXX.
REVIEWER - GENERAL COMMENT (2023-03-10): Appraisal provided a total estimated cost new of $XXXX exceeds coverage by $XXXX, no replacement cost estimate from insurer was evident.
SELLER - GENERAL COMMENT (2023-03-17): The policy has 100% replacement cost coverage.  Thank you.
SELLER - GENERAL COMMENT (2023-03-17): The policy has 100% replacement cost coverage.
Non Conforming guides sate:   For a first mortgage secured by a property on which an individually held insurance policy is maintained, Fannie Mae requires coverage equal to the lesser of the following:
● 100% of the insurable value of the improvements, as established by the property insurer; or
● the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.
REVIEWER - GENERAL COMMENT (2023-03-20): Lender comments acknowledged and the test run on the insurance is calibrated to the FNMA formula provided.  The issue is that in lieu of a replacement cost estimator, the test uses the "estimate of cost new" from the appraisal which in this case is $XXXX.  That figure less the coverage of $XXXX plus additional $XXXX = the shortage of $XXXX. If a replacement cost estimate is provided this can be further analyzed.  Finding remains open.
SELLER - GENERAL COMMENT (2023-03-21): The insurance agent was unable to provide us with the replacement cost estimator but they did provide the most recent HOI policy.
REVIEWER - GENERAL COMMENT (2023-03-21): Unable to use policy from post-close to clear coverage issues. Finding remains open.
															REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000687	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000695	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Stated Defect - DTI exceeds guides due to no rental income on XXXX.	SELLER - GENERAL COMMENT (2023-03-14): Agee that DTI exceeds guidelines. Disclosed defect was "DTI at XX%" which was due to rents regarding XXXX. Thank you.
REVIEWER - GENERAL COMMENT (2023-03-15): Lender's comments acknowledged, and yes, this was the stated defect; however, for review purposes it must still be cited as it is a valid deficiency.  Finding remains open.
REVIEWER - GENERAL COMMENT (2023-03-16): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
SELLER - GENERAL COMMENT (2023-03-17): DTI should be XX%.  SitusAMC is including duplicate tradelines in their calculation.  Thank you.
REVIEWER - GENERAL COMMENT (2023-03-20): Lender comments acknowledged; however, no duplicates trades are being included.  Finding remains open.
SELLER - GENERAL COMMENT (2023-03-20): Please see comments made to SitusAMC review doc provided to XXXX where duplicate accounts are being included in reviewer's DTI.  Thank you.
REVIEWER - GENERAL COMMENT (2023-03-20): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-03-20): Duplicate accounts are not being included.  Page 2 of LAS reflects only $XXX.00 for monthly credit payments.  Primary $XXX+ XXX + Neg Rent $XXX+ $XXX consumer debt = $XXXX/$XXXX = XX%
SELLER - GENERAL COMMENT (2023-03-20): DU is not accurate with a XX% DTI.   The disclosed defect was for DTI breaching at XX%.   Please advise why we are trying to reconcile to the DU DTI of XX%?   The correct DTI is XX%  (XXX/XXX) as 2 of B2's XXXX credit cards are authorized user accounts on his credit report:  XXXX for $XXX ($XXX) & XXXXcards $XXX ($XXX).  These should be excluded from your $XXX in consumer debt total.
Better Income total $XXX:  $XXX B1 inc, $XXX B2 inc, $XXX positive rents on subject.
Thank you.

Better Debts total $$XXX:  $XXX primary, $XXX primary, $XXX 2nd home, & $XXX in credit card debts.
REVIEWER - GENERAL COMMENT (2023-03-21): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-03-21): We are not trying to reconcile the DU DTI but the disclosed defect DTI.  DTI reconciled at XX%.
															REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000699	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	ADDEDXX/XX/XXXX after receipt of program matrix. Difference in DTI due to use of existing taxes for property by Lender and property is a purchase in XXXX. No documentation provided to support that taxes would not increase with the sale. Review utilized 1.25% for taxes as is common for XX properties.	SELLER - GENERAL COMMENT (2023-03-10): Agee that 125% of SP was not used to estimate monthly escrowed taxes. Property is an established condo and taxes used were actual for 2021. The monthly escrowed tax amount was supported by tax cert, title & appraisal docs. Subject is a primary occupancy and will qualify for an exemption.
Borrowers have an XXX FICO with good stability and excellent residual income.
REVIEWER - GENERAL COMMENT (2023-03-13): Please email investor for waiver and provide compensating factors for disposition.
REVIEWER - GENERAL COMMENT (2023-03-14): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - WAIVED COMMENT (2023-03-14): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The earliest dated Closing Disclosure in file was datedXX/XX/XXXXhich was not at least 3 business days prior to the closing onXX/XX/XXXXFederal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General Ability To Repay Provision Investor DTI moderately exceeds Guidelines: LD restated to Non QM
Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: ADDEDXX/XX/XXXX after receipt of program matrix.  Difference in DTI due to use of existing taxes for property by Lender and property is a purchase in California. No documentation provided to support that taxes would not increase with the sale. Review utilized 1.25% for taxes as is common for CA properties.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: The calculated finance charge is $635,564.90 vs the disclosed finance charge of $632,301.18 - a difference of $3263.72.	SELLER - GENERAL COMMENT (2023-03-10): Seller requests buyer review: We agree with the finding. The ICD was sent on 5/6 and the loan closed on 5/8
REVIEWER - GENERAL COMMENT (2023-03-14): SitusAMC no document received, exception remains open.
REVIEWER - WAIVED COMMENT (2023-03-14): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-03-10): Agee that 125% of SP was not used to estimate monthly escrowed taxes.  Property is an established condo and taxes used were actual for 2021.  The monthly escrowed tax amount was supported by tax cert, title & appraisal docs.  Subject is a primary occupancy and will qualify for an exemption.
Borrowers have an 801 FICO with good stability and excellent residual income.
REVIEWER - GENERAL COMMENT (2023-03-13): Please email investor for waiver and provide compensating factors for disposition.
REVIEWER - GENERAL COMMENT (2023-03-14): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
REVIEWER - WAIVED COMMENT (2023-03-14): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-03-10): This was cited previously by AMC and a cure provided. Please see attached
REVIEWER - CURED COMMENT (2023-03-13): Exception was curedXX/XX/XXXX	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Allowable per seller guidelines.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000702	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000705	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Tax Verification
[2] Guideline Issue - Employment was not verified within 10 days of the note date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Income Documentation - The verification of employment does not meet the guideline requirements.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX, Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing tax certification and insurance certification documentation, unable to verify monthly payment. VVOE not provided within 10 business days of note date. Hazard insurance coverage of $XXXX is insufficient to cover cost of replacement of $XXXX and results in a coverage shortfall of $XXXX. VVOE was not completed within the required timeframe.	SELLER - GENERAL COMMENT (2023-03-21): This REO is a commercial property
REVIEWER - GENERAL COMMENT (2023-03-22): The income flows thru the personal return and rental income from the property is being used to qualify the borrower.  Rental income cannot be used unless the full PITIA are documented to also be used in the calculation. Finding remains open.
REVIEWER - WAIVED COMMENT (2023-03-28): Client elected to waive with verified compensating factors.
SELLER - GENERAL COMMENT (2023-03-20): see attached VOE
REVIEWER - GENERAL COMMENT (2023-03-22): Documents provided were all already in the loan file and are from February of 2019 - 6 mo prior to the note date.  File does not contain a VVOE within 10 business days of note date.  Finding remains open.
REVIEWER - WAIVED COMMENT (2023-03-28): Client elected to waive with verified compensating factors.
SELLER - GENERAL COMMENT (2023-03-21): declaration page indicate dwelling amount is the replacement cost
REVIEWER - GENERAL COMMENT (2023-03-22): Dec page indicates the policy is "replacement cost" coverage which is a category of coverage but does not specify that the policy was issued at replacement cost or what the replacement cost was.  Finding remains open.
REVIEWER - WAIVED COMMENT (2023-03-28): Client elected to waive with verified compensating factors.
SELLER - GENERAL COMMENT (2023-03-20): see attached VOE
REVIEWER - GENERAL COMMENT (2023-03-22): Documents provided were all already in the loan file and are from February of 2019 - 6 mo prior to the note date.  File does not contain a VVOE within 10 business days of note date.  Finding remains open.
REVIEWER - WAIVED COMMENT (2023-03-28): Client elected to waive with verified compensating factors.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: There is no evidence lender provided borrower with loan estimate within 3 business days of application date.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: There is no evidence lender provided borrower with right to receive copy of appraisal within 3 business days of application date.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																									The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000720	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX) [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No documentation in the loan file to evidence delivery of the appraisal to the borrower.		Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000722	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Subject and Improvements - Guideline Issue: Property type not allowed per credit guidelines	Verified stated defect - The subject condominium project is ineligible.		1				2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,021.56 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)			Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000723	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] General - Missing Document: 1007 Rent Comparison Schedule not provided	Verified stated defect. Missing verification of rental income on subject property. Verified disclosed defect. A comparable Rent Schedule was not provided for the subject.	REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000726	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.51% + 1.5%, orXX%.  Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.	Federal Compliance - Check Loan Designation Match - QM: Loan is AUS Approved with a Loan Designation of Temporary SHQM but due to missing MI Cert the loan is waterfalling to a Loan Designation of ATR Risk.
Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.51% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery is not in file 3 days prior to closing.
Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: Title fees are disclosed in Section C when they should be disclosed in Section B due to the Service Provider List reflects the Provider indicating the borrower did not shop for their own Provider.	REVIEWER - GENERAL COMMENT (2022-11-17): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID non-compliant: Fees were not reflected in the correct section of the disclosure.: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000727	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $224.00 exceeds tolerance of $92.00 plus 10% or $101.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Recording fees increased above the ten percent tolerance without a valid change of circumstance. Sufficient cure in the amount of $122.80 was provided to the borrower at closing.	REVIEWER - CURED COMMENT (2022-09-28): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000728	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary HPQM (GSE/Agency Eligible)	3	3	[3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan ofXX% or Final Disclosure APR ofXX% is in excess of allowable threshold of APOR 3.70% + 1.5%, orXX%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).	REVIEWER - GENERAL COMMENT (2022-11-17): Exception Detail Updated from: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	C	C	C	C	C	B	C	B	C	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000729	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Temporary SHQM (GSE/Agency Eligible)	3	1				3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Provide complete copy of 442.		3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four business days prior to closing.		Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20002693	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX, Address: XXXX Insurance Verification, Tax Verification Insurance Verification Insurance Verification, Tax Verification	Several sections were incomplete on 5 of the Closing Disclosures provided. Taxes and insurance for the property at XXXX were not found. Insurance for the property at XXXX was not found. Property taxes and insurance for the property at XXXX were not found.	REVIEWER - RE-GRADED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $77.76 exceeds tolerance of $30.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $290.00 exceeds tolerance of $145.00.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $777.00 exceeds tolerance of $562.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: A Closing Disclosures with the Closing Date ofXX/XX/XXXX did not provided an Issue Date on the disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: A Closing Disclosures with the Closing Date ofXX/XX/XXXX did not provided an Issue Date on the disclosure.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: A Closing Disclosures with the Closing Date ofXX/XX/XXXX did not provided an Issue Date on the disclosure.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: The loan had an APR change which was not disclosed to the borrower at least 3 days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: There is an incomplete Closing Disclosure in file of which utilized an estimated date ofXX/XX/XXXX.  There was no evidence whether or not this was provided to the borrower.  The revised Loan Estimate was Issued onXX/XX/XXXXafter the estimated Closing Disclosure date.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: There is an incomplete Closing Disclosure in file of which utilized an estimated date ofXX/XX/XXXX.  There was no evidence whether or not this was provided to the borrower.  The revised Loan Estimate was Issued onXX/XX/XXXXafter the estimated Closing Disclosure date.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: There is an incomplete Closing Disclosure in file of which utilized an estimated date ofXX/XX/XXXX.  There was no evidence whether or not this was provided to the borrower.  The revised Loan Estimate was Issued on XX/XX/XXXXafter the estimated Closing Disclosure date.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: There is an incomplete Closing Disclosure in file of which utilized an estimated date ofXX/XX/XXXX.  There was no evidence whether or not this was provided to the borrower.  The revised Loan Estimate was Issued on XX/XX/XXXXafter the estimated Closing Disclosure date.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: There is an incomplete Closing Disclosure in file of which utilized an estimated date ofXX/XX/XXXX.  There was no evidence whether or not this was provided to the borrower.  The revised Loan Estimate was Issued on XX/XX/XXXXafter the estimated Closing Disclosure date.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: There is an incomplete Closing Disclosure in file of which utilized an estimated date ofXX/XX/XXXX.  There was no evidence whether or not this was provided to the borrower.  The revised Loan Estimate was Issued onXX/XX/XXXXafter the estimated Closing Disclosure date.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.	REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002694	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	purchase	Non QM	3	2	[2] Miscellaneous - Credit Exception:
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Balance Sheet, P&L Statement, Third Party Verification
[2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification	Borrower has insufficient credit. Three tradelines are required and the borrower only has two. Per guidelines, maximum LTV is 75%. Per guidelines, maximum LTV is 75%. The loan file is missing signed and dated P&Ls and Balance Sheets for both the Partnership and S-Corp income, as well as third party evidence of start date for borrower being self employed. Missing HOA Verification documentation for XXXX.	REVIEWER - GENERAL COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,790.00 exceeds tolerance of $1,133.00. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $1,133 on the Loan Estimate dated XX/XX/XXXX but disclosed as $1,790.00 on the Final Closing Disclosure. The cure provided at closing ($497.00) is insufficient to address the violation.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: Property is new construction. Monthly Escrow Payment on p. 1 of final Closing Disclosure based on unimproved taxes. Escrows are collected based on estimated taxes on property after construction.	REVIEWER - CURED COMMENT (2023-05-23): Sufficient Cure Provided At Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002695	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Insurance Verification, Lease Agreement [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Missing Hazard Insurance Verification and current Lease Agreement for XXXX investment property XXXX VVOE for Borrower completed XX/XX/XXXX over 10 days prior toXX/XX/XXXX Note date.	REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade.	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Loan Estimate Timing: Missing Initial Loan Application date - unable to complete testing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing Initial Loan Application date - unable to complete testing.	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002696	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	3	2	[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match Guideline loan refinance purpose of Rate/Term.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $xXXX is greater than Guideline total cash-out of $XXXX.
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Balance Sheet
[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	January 2020 or November 2019 statement required for account ending XXXX.
XX% LTV exceeds 70% maximum Second Home Cash-Out Refinance.
XX% LTV exceeds 70% maximum Second Home Cash-Out Refinance.
The Approval and 1008 indicate the loan is a Rate and Term, however the borrower paid off debt which was not attached to the property.
$xXXX cash-out exceeds $XXXX maximum allowed.   The Final CD reflects $XXXX XXXX revolving and $XXXX XXXX XXXX HELOC (not secured by subject) were paid off through closing.
Missing XXXX mortgage statement verifying $XXXX payment includes escrow for property taxes and insurance as disclosed on final 1003.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 200.16 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure disclosed a finance charge of $908,207.03 the calculated amount finance charge is $908,746.68 resulting in a variance of -$539.65.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence all appraisal were sent to the borrower.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The Appraisal reflects an annual HOA amount of $2,200.00, however the final CD reflects only $200.16.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

																									Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002697	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 12.00.
[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXX.
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX VVOE - Employment Only
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Documentation provided does not evidence sufficient funds to close or reserves. Maximum CLTV is 80%. Maximum LTV is 80%. Documentation provided does not evidence sufficient funds to close or reserves. Minimum loan score is XXX. Missing verification of prior employment for co-borrower. Two year verified employment history is required.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.
REVIEWER - RE-GRADED COMMENT (2023-05-25): Regraded and Waived with Compensating Factors.
REVIEWER - WAIVED COMMENT (2023-05-25): Regraded and Waived with Compensating Factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,834.88 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2161061)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX).  The disclosed Total of Payments in the amount of $241,301.29 is under disclosed by $348.68 compared to the calculated total of payments of $241,649.97 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $200.00 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (75103)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $970.00 exceeds tolerance of $530.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $200.00 exceeds tolerance of $145.00.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $970.00 exceeds tolerance of $530.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is Safe Harbor QM. However, the Due Diligence Loan Designation is Non QM due to the following issue(s): 1) Documentation provided does not evidence sufficient funds to close or reserves; 2) Missing verification of prior employment for co-borrower. Two year verified employment history is required.
Federal Compliance - QM Employment History: Missing verification of prior employment for co-borrower.  Two year verified employment history is required.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: The difference is based in the Mortgage Insurance. MI data reflects a payment of $108.67/mo, however the final Closing Disclosure reflects and MI payment of $104.88.
Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: The difference is based in the Mortgage Insurance. MI data reflects a payment of $108.67/mo, however the final Closing Disclosure reflects and MI payment of $104.88.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: The difference is based in the Mortgage Insurance. MI data reflects a payment of $108.67/mo, however the final Closing Disclosure reflects and MI payment of $104.88.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee increased. Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee increased. Provide Valid Change of Circumstance with evidence to support change, or cure to the borrower with a Post-close Closing Disclosure and evidence it was sent to the borrower with an explanation of changes.	REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Mortgage Insurance Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20002698	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Balance Sheet	Loan file missing Balance Sheet for all self employed businesses.	REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 35,184.49 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing original loan application date.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Amount of Estimated Property Costs over Year 1 should reflect $XXX.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002699	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-1,438.00. (9300)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Lender Credit Tolerance Violation: File is missing evidence of valid change of circumstance for removing the lender credit in the amount of $1,438.00.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial loan application	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002700	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Federal Compliance - Missing Initial Loan Application Test: Initial Application date was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Initial Application date was not provided.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002701	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	1				1				2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002702	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - RE-GRADED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	License missing from the loan file. Unable to verify issue date and confirm expiration date. Appraisal was made "subject to" provide missing Form 1004D/442.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 24,807.96 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7359)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Provide evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.
State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. Provide fully executed and complete H-9 Notice of Right to Cancel Form.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Amount of Non-Escrowed Property Costs over Year 1 of $24,807.96 on Final Closing Disclosure provided on XX/XX/XXXX not accurate based on the Individual Condominium Unit Appraisal Report indicating Condo Association dues of $1884/mo. or $22,608/yr.	REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20002703	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXX, Credit Report: Original // Borrower: XXXX	Using the coverage listed on the insurance policy, the coverage shortage is $XXXX. Please provide increased HOI or RCE.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $136.00 plus 10% or $149.60.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,370.00 exceeds tolerance of $574.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Transaction Audit Report in file indicates the borrower viewed the initial Closing Disclosure on 12/7 which is not at least three business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: A valid Change of Circumstance was not found to support the increase in the 10% tolerance fees.  A tolerance cure is required in the amount of $50.40.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: A valid Change of Circumstance was not found for the increase in the Appraisal Fee from $574 to $1370. A tolerance cure is required in the amount of $796 for this zero percent tolerance fee.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive.
REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002704	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX Statement Statement	File is missing the required mortgage statements for the REOs on XXXX. If escrows are not included, evidence of property taxes and HOI are also required.	REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade exception.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $19,014.00 exceeds tolerance of $18,914.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance for fee change
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Missing initial loan application	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002705	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 12.00. [2] Income Documentation - Income Docs Missing:: Borrower: XXXX Balance Sheet, P&L Statement [2] Insufficient Coverage - The Hazard Insurance Policy Effective Date is after closing.: Hazard Insurance Policy Effective Date XX/XX/XXXX, Disbursement Date: XX/XX/XXXX	Guidelines require 12 months reserves for loan amounts up to $1,000,000. File contains evidence of XX months' reserves, which is less than the guideline requirement of 12 months.
Guidelines for self-employed borrower's who are a sole proprietorship require a YTD P&L and balance sheet if it has been more than 120 days since the last tax return was filed.  Last tax return dueXX/XX/XXXX and loan closed XX/XX/XXXX, which is greater than 120 days.  Please provide YTD P&L and balance sheet.
HOI policy provided reflects an effective date ofXX/XX/XXXX. Please provide HOI policy in effect at time of subject loan closing of XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	License is effective XX/XX/XXXX and the Appraisal is dated XX/XX/XXXX.	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $624,746.26. Due Diligence Finance Charges are $625,246.26. There is a variance of $500.00,
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elected to waive.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20002706	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 12.00.	The guidelines require 12 months of reserves and the borrower has insufficient assets verified.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.	3	[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $710,076.09. Due Diligence Finance Charges are $713,226.09. There is a variance of $3,150.00 (Attorney Review Fee).
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $0.00 on page 4; however the HOA dues are $13,008.00 per year.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20002707	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 12.00.	DTI at origination did not include PITI for sale of departing residence which did not close until a month later than subject based on closing statement in file.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of XX%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $175.00 exceeds tolerance of $132.00 plus 10% or $145.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure dated XX/XX/XXXX is not signed/date to evidence receipt by the borrower least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: DTI at origination did not include full payment for pending sale of departing residence which did not close until 1 month after closing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide missing fully executed Initial Loan Application.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002708	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXXX Tax Verification	Missing verification of property taxes. Missing verification of property taxes. Missing verification of property taxes. Missing verification of property taxes.	REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to downgrade and waive.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 21,186.66 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - Check Loan Designation Match - QM: Missing lease agreements.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Missing lease agreement for the REO on XXXX.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Missing lease agreement(s).
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Missing lease agreement(s).	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elected to waive.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20002709	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to waive and downgrade.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-4,475.00. (9300)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $2,193.75 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $4,457.70 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (XXX0)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: File is missing a copy of the Signed and dated Initial 1003 document confirming the Initial Application date.
Federal Compliance - TRID Lender Credit Tolerance Violation: Lender tolerance of -$4,475.00 is less than initially disclosed amount of $XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $2,193.75, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $4,457.70, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a Signed and dated Initial Lenders 1003 document.
Federal Compliance - Missing Initial Loan Application Test: File is missing a copy of the Signed and dated Initial 1003 document confirming the Initial Application date.
Federal Compliance - (Missing Data) Last Rate Set Date: File is missing a copy of the Signed and dated Initial 1003 document confirming the Initial Application date.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: File is missing a copy of the Signed and dated Initial 1003 document confirming the Initial Application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002710	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.	1) Non-liquid assets are excluded from use as funds to close. Per guidelines, evidence of liquidation is required if used for down payment and/or closing costs. Withdrawal of funds totaling $XXXX on XX/XX/XXXX is documented, however, no other withdrawals found in documentation provided; 2) Gift Funds ($XXXX): Funds excluded from balance in XXXX XXXX. Gift funds were deposited on XX/XX/XXXX. Check then written for $XXXX on XX/XX/XXXX Borrower wrote check to self, however, no documentation provided to determine where funds were deposited and whether they are available for use in closing the transaction.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other). Fee Amount of $1,300.00 exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (75182)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of actual receipt date of initial Closing Disclosure, issued on XX/XX/XXXX, is not provided. Default receipt date is XX/XX/XXXX, which is less than 3 business days prior to the closing date (XX/XX/XXXX).
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated loan designation.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elected to waive. REVIEWER - CURED COMMENT (2023-05-23): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002711	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $XXXX.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide missing fully executed and complete Initial Loan Application. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The file is missing the third party employment verification for the previous employement for the co-borrower dated within 20 business days of the Note Date, causing the loan to waterfall through the QM Testing. Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elected to waive.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002712	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX Statement [2] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Due to missing initial application date, unable to verify testing requirements; however, the most recent year to day paystub for the borrower is dated throughXX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to downgrade and waive.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX)
[3] Federal Compliance - Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXXX/25% Vacancy Method)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.	Federal Compliance - Check Loan Designation Match - QM: Evidence of subject property's current Market Rents is missing from file to validate rental income. Employment history requirements are not met as borrower's prior employment for the past two years is not verified through third party records.
Federal Compliance - QM Employment History: The co-borrower has a gap in employment over 30 days and a letter of explanation is missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - Rental Income Documentation - 25% Method: A lease is required by QM requirements, which was missing from the loan file, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure datedXX/XX/XXXX was not deemed received by the borrower untilXX/XX/XXXX and the note date isXX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elected to waive.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20002713	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Loan Estimate Timing: Due to missing initial application date.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure not provided within 3 days of the Application.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Due to missing application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002714	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002715	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $249.00 exceeds tolerance of $127.00 plus 10% or $139.70.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD in file was issued on XX/XX/XXXX and was not signed by the Borrower. Estimated USPS receipt is XX/XX/XXXX. Closing date shown on Final CD is XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fees increased from $127.00 on the Loan Estimate to $249.00 on Final Closing Disclosure. No valid changed circumstance was provided. No cure was provided to the borrower.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 was not signed and dated by the Borrower.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002716	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX
[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Stocks / Account Number: XXXX
[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXX // Account Type: Money Markets / Account Number: XXXX
[2] General - Missing Document: Official Check not provided	Most recent statement dated XX/XX/XXXX is over 120 days old on Note date Most recent statement dated XX/XX/XXXX is over 120 days old on Note date Most recent statement dated XX/XX/XXXX is over 120 days old on Note date Missing XXXX Earnest Money Check, source verification and escrow’s deposit receipt.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX)
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate datedXX/XX/XXXX is not signed/dated to document receipt. Presumed receipt date ofXX/XX/XXXX was not at least 4 business days prior to theXX/XX/XXXXlosing date.	Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002717	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXX Balance Sheet, Third Party Verification [2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The loan file is missing the Balance Sheet and third party verification of self employment. A professional management company or an individual landlord must verify rental housing payments. Please provide verification as required by Guidelines.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - XXXX Late Charge Percent Testing: XXXX Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Estimated Taxes, Insurance, and Assessments payment as $XXXX. Calculated Estimated Taxes, Insurance, and Assessments payment is $1,592.00.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Redesignated loan designation to Non-QM.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock document was not provided.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: Amount of Estimated Property Costs over Year 1 on Final Closing Disclosure provided XX/XX/XXXX is $XXXX. Calculated Property Costs over Year 1 are $19,104.00.	Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002718	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: Due Diligence Loan Designation of Non QM due to Employment history requirement not met.
Federal Compliance - QM Employment History: Employment history requirement not met. Co-borrower has a 4 - month 21-day gap in employment XX/XX/XXXX toXX/XX/XXXX) prior to current employmentXX/XX/XXXX hire date.   Explanation regarding gap is not in file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure datedXX/XX/XXXX is not signed - presumed receipt by Borrower onXX/XX/XXXX is not at least 3 business days prior toXX/XX/XXXXlosing date.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20002719	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $618.75 exceeds tolerance of $XXXX.  Insufficient or no cure was provided to the borrower. (7335)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent ofXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: no valid change in circumstance
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002720	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elected to waive.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002721	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Non QM	3	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX, Address: XXXX Insurance Verification, Statement Insurance Verification, Statement Insurance Verification, Statement	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXXX.  Lease Agreement and/or Tax Return not provided. (XXXX/Schedule E)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The loan does not meet QM requirements due to missing leases, resulting in a Loan Designation discrepancy.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: A lease is required by QM requirements.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: A lease is required by QM requirements.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: A lease is required by QM requirements.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Document Error - Closing Disclosure: Dates are not in chronological order.: CD was signed by borrower on XX/XX/XXXX but the issue date shows XX/XX/XXXX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20002722	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX HOA Verification Insurance Verification, Statement	Using the coverage listed on the insurance binder, the coverage shortage is $XXXX. File does not contain a replacement cost estimate for further review. File is missing HOA Verification for XXXX and a Mortgage Statement and Insurance Verification for XXXX.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade. REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
Federal Compliance - TRID Loan Estimate Timing: Initial dated loan application is missing from file - unable to complete testing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully executed and complete Initial Loan Application.
Federal Compliance - Missing Initial Loan Application Test: Initial signed/dated loan application is missing from file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with the RESPA Homeownership Counseling List timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Initial dated loan application is missing from file - unable to complete testing.	Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effectiveXX/XX/XXXXthis amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

EffectiveXX/XX/XXXX in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXXX.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002723	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	2	2	[2] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXX [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Credit report for borrower is 124 days old. The Master Condominium Policy was not found in the file.	REVIEWER - WAIVED COMMENT (2023-05-30): Aggregator elects to waive. REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 36,297.74 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: The variance is due to the use of Homeowner's in the monthly amount of $76.17 as shown on the H06 policy versus $184.00.		Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002724	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM (43-Q)	3	2	[2] Miscellaneous - Credit Exception:
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Mortgage type discrepancy.: Mortgage type of Conventional with MI does not match Guideline mortgage type of Conventional without MI.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 12.00.
[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of XXX.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Borrower missing the tradeline for 24 months as required by Guidelines.
Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%
Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.
Mortgage type of Conventional with MI does not match Guideline mortgage type of Conventional without MI.
Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 12.00.
Representative FICO score of XXX is less than Guideline representative FICO score of XXX.
Twelve month 0x30 verified housing payment history required.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elected to waive and downgrade exception.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade exception.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade exception.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade exception.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade exception.
REVIEWER - RE-GRADED COMMENT (2023-05-25): Aggregator elects to regrade and waive.
REVIEWER - WAIVED COMMENT (2023-05-25): Aggregator elects to regrade and waive.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade exception.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Provide evidence the Closing Disclosure dated XX/XX/XXXX was provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on XX/XX/XXXX contains a change in APR provide evidence the CD was received by borrower at least three (3) business days prior to consummation
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide missing fully executed and complete Initial Loan Application.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Missing Employment Dates to verify two years employment history for prior employment due to missing third party verification.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Provide missing fully executed and complete Affiliated Business Arrangement Disclosure provided to the borrower within three business days of loan application.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
																								Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002726	XXXX	$XXX	XX	XX/XX/XXXX	Primary	purchase	Safe Harbor QM	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of delivery of updated appraisal not provided.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002727	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B